Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
December 31, 2025
TP1-NPRT1-0226
1.811341.121
Asset-Backed Securities - 9.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(h)	28,099,438	28,163,392
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(h)	10,259,000	10,284,258
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(h)	55,620,000	55,764,056
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9707% 1/25/2039 (b)(c)(h)	27,474,000	27,486,171
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(h)	31,507,000	31,584,728
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(h)	32,197,000	32,230,678
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(h)	32,753,000	32,806,387
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.4098% 4/23/2037 (b)(c)(h)	60,600,000	60,726,048
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(h)	51,421,000	51,500,343
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(h)	27,814,000	27,876,442
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(h)	28,343,000	28,439,338
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(h)	24,935,000	25,015,690
TOTAL BAILIWICK OF JERSEY		411,877,531
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	4,119,173	4,162,710
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	7,041,767	7,125,513
TOTAL CANADA		11,288,223
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(h)	18,929,000	18,975,452
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(h)	46,919,000	46,917,405
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(h)	35,255,000	35,346,980
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(h)	21,007,000	21,057,690
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(h)	36,024,000	36,129,262
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(h)	19,036,000	19,099,961
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(h)	28,873,000	28,893,442
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(h)	29,947,000	29,966,286
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(h)	17,946,000	17,987,276
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(h)	42,652,000	42,712,395
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(h)	28,775,000	28,833,874
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(h)	28,623,000	28,629,641
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(h)	27,563,000	27,585,326
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(h)	22,234,000	22,257,946
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(h)	22,613,000	22,676,859
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(h)	38,098,000	38,195,988
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(h)	31,205,000	31,217,420
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(h)	26,883,000	26,885,554
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(h)	25,314,000	25,375,057
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(h)	35,314,000	35,314,000
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(h)	21,787,000	21,827,045
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(h)	18,542,000	18,561,339
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(h)	27,911,000	27,993,310
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(h)	33,197,000	33,205,000
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(h)	19,817,000	19,827,146
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(h)	31,605,000	31,679,525
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(h)	37,665,000	37,752,383
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (b)(c)(h)	12,000,000	12,020,040
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(h)	29,715,000	29,792,408
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(h)	32,919,000	32,965,515
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(h)	28,802,000	28,757,472
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(h)	55,130,000	55,097,473
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(h)	27,473,000	27,473,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(h)	28,157,000	28,247,778
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(h)	32,703,000	32,783,090
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (h)	4,389,141	4,314,328
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(h)	28,432,000	28,475,643
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(h)	20,845,000	20,834,286
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(h)	30,470,000	30,485,662
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (b)(c)(h)	36,634,000	36,719,284
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(h)	27,800,000	27,811,426
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(h)	32,900,000	32,957,509
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(h)	28,737,000	28,807,061
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(h)	20,150,000	20,149,516
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(h)	18,369,000	18,401,660
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(h)	25,147,000	25,154,745
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(h)	23,616,000	23,634,090
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(h)	28,521,000	28,587,197
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(h)	27,555,000	27,533,066
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(h)	37,187,000	37,190,793
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(h)	34,398,000	34,345,302
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(h)	28,786,000	28,857,620
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(h)	24,882,000	24,888,171
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(h)	29,697,000	29,771,480
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(h)	19,380,000	19,377,461
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(h)	33,564,000	33,622,200
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(h)	18,959,000	18,966,925
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(h)	26,023,000	26,057,350
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(h)	41,264,000	41,373,680
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(h)	2,187,000	2,190,162
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(h)	26,623,000	26,569,754
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(h)	11,276,000	11,293,918
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(h)	28,000,000	28,005,852
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(h)	12,981,483	12,984,729
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(h)	28,776,965	28,729,799
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(h)	26,956,000	26,982,848
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (h)	14,643,109	14,497,410
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(h)	14,403,000	14,442,522
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(h)	38,243,000	38,278,490
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(h)	18,120,000	18,163,416
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(h)	27,844,000	27,879,445
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(h)	23,436,000	23,491,286
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(h)	25,363,000	25,419,331
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(h)	17,905,943	17,908,825
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(h)	6,847,418	6,850,842
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (h)	13,485,861	13,385,289
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(h)	3,641,000	2,880,128
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(h)	24,125,000	24,183,576
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(h)	10,748,000	10,759,725
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,045,254,140
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (h)	9,698,211	9,884,104
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(h)	24,647,000	24,710,515
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(h)	25,047,000	25,050,081
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(h)	32,417,000	32,501,609
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(h)	18,401,000	18,438,004
TOTAL MULTI-NATIONAL		100,700,209
UNITED STATES - 3.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (h)	20,552,951	21,118,876
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (h)	18,785,113	19,302,361
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (h)	17,191,593	17,520,296
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (h)	1,309,669	1,308,454
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (h)	906,251	894,413
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (h)	12,075,334	11,626,971
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (h)	33,695,699	31,971,504
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (h)	18,038,504	18,404,193
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (h)	2,028,920	2,048,732
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (h)	20,700,000	20,732,207
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (h)	9,100,000	9,162,254
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	10,000,000	10,035,306
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	13,793,471	13,886,239
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (h)	23,266,651	23,794,192
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (h)	2,165,297	2,150,140
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (h)	456,972	448,975
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (h)	4,071,163	4,100,456
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (h)	8,429,104	8,456,748
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (h)	6,583,748	6,598,117
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	4,207,332	4,248,466
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (h)	24,368,595	23,142,531
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (h)(i)	4,735,837	4,745,308
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	5,889,409	5,949,052
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	12,592,627	12,755,034
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,023,077	1,024,978
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,752,000	4,795,246
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (h)	3,537,481	3,502,110
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (h)	10,439,363	10,230,576
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (h)	10,307,675	9,792,940
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (h)	660,562	654,960
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (h)	7,450,823	7,502,292
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (h)	35,306,843	35,076,346
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (h)	11,741,760	10,466,406
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (h)	11,553,600	11,333,227
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (h)	23,125,000	23,193,216
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (h)	18,755,000	18,800,745
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (h)	13,745,000	13,793,343
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	6,700,000	6,701,455
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	5,907,316	5,969,963
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	4,029,850	4,053,133
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (h)	20,812,800	20,045,940
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(h)	30,522,000	30,577,245
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (h)	12,015,951	12,163,744
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (h)	3,466,614	3,479,066
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	10,500,000	10,678,603
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	2,542,556	2,550,575
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,590,000	2,618,748
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,400,000	2,416,151
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (h)	64,650,000	65,092,995
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (h)	39,708,609	40,325,792
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (h)	23,130,000	23,450,267
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(h)	28,775,000	28,746,542
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (h)	7,909,000	7,832,506
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (h)	6,192,661	6,227,734
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (h)	7,253,973	7,290,977
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (h)	24,509,788	25,011,402
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (h)	17,556,000	17,893,834
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 4.9712% 7/25/2033 (b)(c)	329,282	329,023
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (h)	4,658,790	4,679,497
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	11,010,554	11,081,714
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	11,300,000	11,338,231
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (h)	42,319,015	41,934,848
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (h)	18,500,000	18,721,449
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (h)	2,900,000	2,925,705
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(h)	27,412,000	27,438,535
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (h)	5,137,000	4,999,431
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	9,900,000	9,913,067
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (h)	3,194,028	3,240,129
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (h)	4,805,499	4,912,009
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (h)	21,625,640	20,717,947
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (h)	19,697,563	18,692,796
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (h)	18,965,000	19,062,302
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.4747% 7/25/2054 (b)(c)(h)	8,319,777	8,294,697
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(h)	5,813,625	5,764,070
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (h)	7,260,854	7,289,796
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (h)	10,516,000	10,504,270
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (h)	8,041,000	7,727,856
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (h)	12,540,309	12,607,043
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	12,419,455	12,448,761
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (h)	7,829,871	7,875,083
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	9,766,196	9,871,753
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (h)	19,044,548	19,534,603
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (h)	9,481,750	8,863,673
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (h)	25,936,020	26,824,030
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (h)	49,746,510	50,434,251
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (h)	29,574,270	30,204,376
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (h)	35,698,410	35,453,605
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (h)	42,468,030	42,338,197
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (h)	17,606,160	17,471,598
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (h)	500,000	507,071
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (h)	1,800,000	1,816,403
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (h)	40,265,000	40,073,757
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.7062% 9/25/2034 (b)(c)	47,182	50,691
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (h)	23,236,067	23,613,035
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (h)	8,833,201	8,942,570
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	3,900,000	3,910,829
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (h)	8,040,583	8,266,068
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	14,000,000	14,037,033
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	8,143,322	8,161,620
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	5,636,897	5,669,915
TOTAL UNITED STATES		1,376,237,219
TOTAL ASSET-BACKED SECURITIES (Cost $3,945,664,361)		3,955,241,426

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	23,162,000	24,065,016
KeyBank NA/Cleveland OH 6.95% 2/1/2028	850,000	892,532
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	33,049,188

TOTAL UNITED STATES		58,006,736
TOTAL BANK NOTES (Cost $58,026,672)		58,006,736

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (h)	2,000,051	1,999,980
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (h)	8,138,539	7,291,340
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(h)	12,024,883	11,330,347
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(h)	2,175,504	2,197,584
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (h)	11,809,876	10,962,028
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(h)	8,344,756	8,245,956
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(h)	4,179,566	4,165,721
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	21,299	21,641
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	25,629	25,862
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	32,113	32,751
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	23,802	24,259
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	34,146	35,052
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	13,684	13,900
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	5,015	5,190
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	18,487	19,226
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.7887% 2/25/2032 (b)(c)	3,900	3,912
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.0512% 3/18/2032 (b)(c)	6,882	6,942
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.9887% 4/25/2032 (b)(c)	7,266	7,316
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.9887% 10/25/2032 (b)(c)	8,671	8,739
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.7387% 1/25/2032 (b)(c)	3,415	3,418
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.5613% 11/25/2032 (c)(j)	5,670	137
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.1113% 12/25/2033 (c)(j)	153,267	18,917
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.1113% 3/25/2033 (c)(j)	8,234	883
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (m)	18,422	16,147
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.7313% 6/25/2035 (c)(j)	181,738	12,597
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	584,410	606,551
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.1795% 8/25/2035 (b)(c)	3,472	3,665
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	374,366	378,889
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	69,636	71,443
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.6913% 11/25/2036 (c)(j)	111,578	9,459
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.6513% 12/25/2036 (c)(j)	63,826	6,299
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (m)	84,578	76,689
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (m)	145,543	126,638
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (m)	15,485	12,978
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.4513% 5/25/2037 (c)(j)	40,772	3,760
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 16.688% 6/25/2037 (b)(c)	29,171	39,551
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 15.668% 7/25/2037 (b)(c)	44,722	59,854
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 15.668% 7/25/2037 (b)(c)	6,604	7,622
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	219,123	208,358
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,677,560	1,645,556
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	168,262	174,232
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	671,745	661,044
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	193,953	3,172
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	154,354	144,290
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	208,754	196,686
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.2887% 1/25/2043 (b)(c)	516,523	505,631
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (j)	309	0
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (j)	458	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.0613% 1/25/2044 (c)(j)	203,001	22,295
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	967,431	134,967
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	1,134,111	1,089,023
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	564,747	76,346
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.3387% 5/25/2047 (b)(c)	1,102,562	1,075,389
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.2887% 5/25/2048 (b)(c)	596,032	579,191
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.2887% 6/25/2048 (b)(c)	1,425,859	1,381,789
Fannie Mae Guaranteed REMIC Series 2019-82 Class PI, 4% 6/25/2049 (j)	5,091,065	842,932
Fannie Mae Guaranteed REMIC Series 2020-35 Class MA, 2% 12/25/2043	1,359,936	1,295,362
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,449,166	2,069,505
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,602,761	2,199,291
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,146,006	1,919,525
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	10,050,526	8,953,541
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,655,432	5,974,605
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,388,652	3,026,155
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,275,743	3,075,546
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	3,970,440	3,714,637
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,099,076	2,956,632
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,769,465	2,601,663
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,336,214	4,133,759
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,731,636	4,535,063
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	9,462,632	8,539,611
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	25,998,471	23,445,479
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,467,310	2,203,315
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,758,019	2,729,865
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,976,068	3,461,223
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	10,490,927	9,497,299
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 8/25/2052 (b)(c)	7,231,325	7,197,173
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 9/25/2052 (b)(c)	15,376,422	15,303,803
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 10/25/2052 (b)(c)	5,075,170	5,049,925
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.6742% 10/25/2052 (b)(c)	17,980,682	17,895,678
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,629,378	4,347,737
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	9,530,184	8,724,340
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2053 (b)(c)	4,646,344	4,672,859
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 12/25/2054 (b)(c)	15,693,569	15,760,090
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 12/25/2054 (b)(c)	4,324,438	4,341,811
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	2,108	2,140
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	53,157	54,503
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (m)	47,843	40,937
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (m)	76,368	65,469
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	108,918	3,413
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	2,495,728	2,369,086
Fannie Mae Mortgage pass-thru certificates Series 2020-62 Class GA, 2% 7/25/2044	941,666	883,080
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 9/25/2054 (b)(c)	3,942,664	3,958,343
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (b)(c)	5,473,853	5,513,400
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 9/25/2054 (b)(c)	5,944,026	5,978,418
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (b)(c)	8,460,080	8,501,093
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (b)(c)	3,815,181	3,825,676
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,437,685	3,364,567
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	11,025,433	10,575,413
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	9,012,534	8,997,226
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,136,048	2,005,612
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (j)	37,324	4,924
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (j)	34,685	4,694
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(j)	23,368	3,967
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(j)	13,247	1,892
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	22,302	3,582
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(j)	12,233	2,081
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	151,486	23,267
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	6,624	6,736
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	24,518	24,958
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,775,141	1,745,058
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.3983% 5/15/2048 (b)(c)	974,925	945,659
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,716,570	2,431,716
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,940,754	1,731,041
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,771,084	2,481,610
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	12,217	12,486
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	93,957	96,131
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	4,938	5,057
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	13,112	13,383
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	26,293	26,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	15,303	15,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	8,379	8,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	9,664	9,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	102,937	106,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.8983% 1/15/2032 (b)(c)	2,954	2,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.9983% 3/15/2032 (b)(c)	3,991	4,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.0983% 3/15/2032 (b)(c)	3,881	3,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.9983% 6/15/2031 (b)(c)	5,782	5,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.9983% 3/15/2032 (b)(c)	2,094	2,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	26,609	27,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	39,701	40,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	69,183	71,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	161,501	165,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	34,704	35,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	814,499	827,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	315,041	326,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	513,292	518,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	164,420	168,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.5017% 2/15/2036 (c)(j)	51,626	4,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (m)	176,159	147,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (m)	23,330	20,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (m)	96,645	82,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (m)	111,506	94,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	171,371	178,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	669,648	688,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.5617% 11/15/2036 (c)(j)	222,452	20,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	48,112	49,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.4817% 6/15/2037 (c)(j)	160,577	15,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.3483% 5/15/2037 (b)(c)	185,986	183,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	79,225	80,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	796,962	807,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	117,946	117,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	161,125	152,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	70,764	4,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (j)	34	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	312,077	8,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	302,798	301,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,381,862	1,339,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.4483% 8/15/2047 (b)(c)	537,373	524,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (j)	6,706,070	1,349,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (j)	5,905,993	1,173,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,397,834	2,190,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,751,840	2,448,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,304,538	10,842,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,425,912	2,212,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,540,115	14,833,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,608,206	2,324,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,510,648	2,234,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,462,676	2,244,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,108,875	1,876,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,856,099	2,511,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,108,885	1,876,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,867,710	1,703,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	9,072,971	8,318,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,196,034	2,053,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,002,066	1,830,315
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,388,838	3,119,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,953,050	2,832,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,653,394	3,683,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.4242% 7/25/2052 (b)(c)	1,477,975	1,466,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.5442% 8/25/2052 (b)(c)	3,252,415	3,210,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.6242% 9/25/2052 (b)(c)	5,572,948	5,540,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.5742% 9/25/2052 (b)(c)	3,493,162	3,441,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.5242% 9/25/2052 (b)(c)	2,520,627	2,508,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	7,915,756	7,919,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 8/25/2053 (b)(c)	7,354,082	7,363,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 6/25/2054 (b)(c)	5,213,684	5,245,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.8742% 10/25/2054 (b)(c)	3,219,049	3,226,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.9742% 11/25/2054 (b)(c)	6,116,021	6,140,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.0742% 2/25/2055 (b)(c)	3,236,219	3,235,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.2742% 2/25/2055 (b)(c)	6,897,187	6,945,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.1242% 10/25/2054 (b)(c)	6,043,165	6,073,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5506 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.0242% 2/25/2055 (b)(c)	14,968,563	14,979,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.9242% 4/25/2055 (b)(c)	6,538,820	6,536,717
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	29,656	30,264
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,838	2,892
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	4,372	4,450
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (m)	54,603	45,804
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.3602% 5/20/2060 (b)(c)(l)	153,592	153,335
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.4141% 8/20/2060 (b)(c)(l)	53,845	53,692
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.4941% 12/20/2060 (b)(c)(l)	191,762	191,488
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.6141% 12/20/2060 (b)(c)(l)	132,589	132,619
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.6141% 2/20/2061 (b)(c)(l)	142,482	142,514
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.6041% 2/20/2061 (b)(c)(l)	173,588	173,599
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.6141% 4/20/2061 (b)(c)(l)	136,255	136,290
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.6141% 5/20/2061 (b)(c)(l)	161,967	162,001
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.6141% 5/20/2061 (b)(c)(l)	133,448	133,476
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.6441% 6/20/2061 (b)(c)(l)	140,457	140,547
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6641% 9/20/2061 (b)(c)(l)	402,963	403,314
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.7141% 10/20/2061 (b)(c)(l)	161,371	161,660
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.8141% 11/20/2061 (b)(c)(l)	174,351	174,760
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.8141% 1/20/2062 (b)(c)(l)	96,616	96,893
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.7441% 1/20/2062 (b)(c)(l)	200,091	200,521
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.7441% 3/20/2062 (b)(c)(l)	113,166	113,334
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.7641% 5/20/2061 (b)(c)(l)	791	791
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.6341% 10/20/2062 (b)(c)(l)	4,287	4,289
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.4741% 3/20/2063 (b)(c)(l)	5,706	5,694
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.7141% 1/20/2064 (b)(c)(l)	86,305	86,464
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.7141% 12/20/2063 (b)(c)(l)	203,337	203,657
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.6141% 6/20/2064 (b)(c)(l)	112,564	112,593
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.3941% 5/20/2063 (b)(c)(l)	6,496	6,477
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (l)	6,541	6,190
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.3141% 4/20/2063 (b)(c)(l)	7,944	7,844
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.16% 5/20/2066 (b)(c)(l)	323,925	323,372
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.5141% 12/20/2062 (b)(c)(l)	28,668	28,572
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	267,253	246,160
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.01% 8/20/2066 (b)(c)(l)	473,240	471,459
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	253,991	254,284
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.6513% 5/16/2034 (c)(j)	50,556	2,875
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.3513% 8/17/2034 (c)(j)	51,918	4,987
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.1076% 6/16/2037 (b)(c)	1,278	1,470
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.8413% 6/16/2037 (c)(j)	95,793	8,250
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	176,497	173,346
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,357,210	2,312,717
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	519,953	509,573
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.5802% 3/20/2060 (b)(c)(l)	316,660	316,954
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	17,957	544
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.2516% 7/20/2041 (c)(j)	215,806	21,528
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.2484% 8/20/2042 (b)(c)	471,099	464,974
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	664,691	658,020
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	4,524,421	4,212,055
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,741,445	1,628,432
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	2,938,339	2,700,090
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,372,148	2,208,720
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	522,805	488,417
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	5,656,494	5,139,189
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,483,036	2,264,579
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,994,545	1,826,540
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,508,413	2,347,187
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,239,657	2,113,029
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.3484% 10/20/2049 (b)(c)	1,332,124	1,311,288
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2984% 2/20/2049 (b)(c)	2,607,261	2,577,579
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1572% 5/20/2065 (c)(l)	62,489	61,687
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	4,202,552	4,122,346
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (h)(i)	1,039,895	1,027,774
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (h)	6,171,595	5,828,779
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(h)	4,400,000	4,403,564
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	8,599,929	8,144,533
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	5,162,993	4,914,598
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (h)(i)	2,635,811	2,646,815
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (c)(h)	17,341,317	17,490,870
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (h)	496,831	495,581
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	1,091,416	1,075,134
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(h)	8,300,000	8,097,480
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (h)	2,503,032	2,501,842
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (h)	8,710,565	8,408,442
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (h)	2,504,615	2,482,324
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(h)	9,801,852	9,613,197
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (h)	2,868,954	2,705,019
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	7,742	7,258
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4862% 9/25/2043 (b)(c)	387,935	377,617
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (h)	14,152,089	13,691,093
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(h)	5,624,535	5,672,617
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (h)(i)	6,513,473	6,571,863
TOTAL UNITED STATES		612,626,734
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $612,529,725)		612,626,734

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4936% 6/15/2040 (b)(c)(h)	15,300,000	15,357,347
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	12,932,881	12,367,755
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (h)	2,962,000	2,780,734
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	4,603,964	4,575,668
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,802,942	9,677,479
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,708,958
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,756,173	1,713,887
BANK Series 2020-BN25 Class XB, 0.5288% 1/15/2063 (c)(j)	31,293,000	523,160
BANK Series 2021-BN33 Class XA, 1.153% 5/15/2064 (c)(j)	13,836,499	510,694
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,492,708
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(j)	17,200,000	505,336
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (c)	17,797,000	19,006,723
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,226,994
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,646,127
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8802% 12/15/2062 (c)(j)	93,757,543	1,836,354
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4934% 3/15/2053 (c)(j)	95,909,613	3,802,960
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.8528% 7/15/2053 (c)(j)	41,380,671	2,035,602
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2057	10,900,000	11,206,592
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0923% 3/15/2041 (b)(c)(h)	14,310,436	14,319,248
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (c)	6,607,000	6,847,567
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	4,600,000	4,647,605
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.1221% 6/15/2041 (b)(c)(h)	22,372,000	22,406,914
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3917% 6/15/2041 (b)(c)(h)	11,045,000	11,051,894
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5914% 6/15/2041 (b)(c)(h)	7,810,000	7,819,647
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.2411% 4/15/2037 (b)(c)(h)	18,727,561	18,744,809
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.1418% 3/15/2041 (b)(c)(h)	66,781,802	66,822,920
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1935% 4/15/2040 (b)(c)(h)	57,177,384	57,213,097
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.3914% 5/15/2041 (c)(h)	37,765,884	37,824,221
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(h)	14,082,756	14,014,759
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(h)	15,742,000	15,614,010
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(h)	10,407,000	10,310,288
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(h)	10,925,000	10,779,034
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.5536% 10/15/2036 (b)(c)(h)	49,523,000	49,368,676
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.7633% 10/15/2036 (b)(c)(h)	5,541,000	5,523,733
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.9631% 10/15/2036 (b)(c)(h)	7,417,000	7,384,642
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.1628% 10/15/2036 (b)(c)(h)	7,201,000	7,165,096
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.812% 10/15/2036 (b)(c)(h)	25,035,000	24,972,585
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.763% 2/15/2039 (b)(c)(h)	6,200,008	6,190,451
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.0624% 2/15/2039 (b)(c)(h)	11,022,200	11,008,453
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.3118% 2/15/2039 (b)(c)(h)	11,022,200	11,008,453
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.7109% 2/15/2039 (b)(c)(h)	11,022,200	11,008,453
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.5115% 12/9/2040 (b)(c)(h)	18,400,710	18,417,764
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.9409% 12/9/2040 (b)(c)(h)	4,987,717	4,992,337
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.3903% 12/9/2040 (b)(c)(h)	2,203,875	2,207,966
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.0429% 12/15/2039 (b)(c)(h)	8,878,210	8,878,206
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.6655% 2/15/2036 (b)(c)(h)	7,697,069	7,687,620
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.192% 4/15/2041 (b)(c)(h)	43,244,530	43,284,549
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.4416% 4/15/2041 (b)(c)(h)	6,891,892	6,904,669
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6913% 4/15/2041 (b)(c)(h)	5,722,088	5,736,237
BX Trust 2025 Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.9001% 2/15/2035 (b)(c)(h)	28,123,000	28,052,740
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.894% 3/15/2030 (b)(c)(h)	83,914,720	83,809,885
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.1436% 3/15/2030 (b)(c)(h)	13,136,765	13,087,518
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2934% 3/15/2030 (b)(c)(h)	17,104,291	17,040,185
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.5004% 10/15/2026 (b)(c)(h)	11,029,876	11,013,340
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.553% 10/15/2038 (b)(c)(h)	3,315,128	3,313,071
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6901% 4/15/2037 (b)(c)(h)	14,018,200	14,035,423
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.0401% 4/15/2037 (b)(c)(h)	3,163,300	3,168,160
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5891% 4/15/2037 (b)(c)(h)	2,648,800	2,653,684
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1922% 2/15/2039 (b)(c)(h)	36,536,745	36,559,234
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.5417% 2/15/2039 (b)(c)(h)	4,568,717	4,578,595
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.4414% 3/15/2041 (b)(c)(h)	11,232,900	11,243,289
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.691% 3/15/2041 (b)(c)(h)	14,912,800	14,931,204
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0802% 6/15/2035 (b)(c)(h)	10,999,000	10,998,999
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	14,084,976	13,872,294
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(h)	23,933,000	24,243,878
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (h)	63,873,745	53,742,462
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (h)	24,539,080	20,574,235
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (h)	46,299,068	37,381,882
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	992,156
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1589% 8/10/2056 (c)(j)	46,931,024	1,315,120
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,831,156
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(h)	7,693,000	7,912,158
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (h)	18,825,000	18,824,661
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.0501% 10/15/2042 (b)(c)(h)	57,280,000	57,369,431
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.3501% 10/15/2042 (b)(c)(h)	10,025,000	10,040,654
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.6001% 10/15/2042 (b)(c)(h)	4,895,000	4,902,644
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.807% 10/25/2031 (c)	700,000	622,117
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.498% 4/25/2033 (c)	1,500,000	1,511,772
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.476% 3/25/2033 (c)	2,000,000	2,016,195
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	8,400,000	8,332,617
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.75% 9/25/2030 (c)	1,416,341	1,401,660
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	26,000,000	26,473,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	4,505,956	4,494,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,947,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,740,232	8,647,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	13,178,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	18,415,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	6,100,000	6,055,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	15,061,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	31,067,795	30,924,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,908,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	22,800,000	22,805,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	5,005,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,220,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,901,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,100,000	2,785,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	6,100,000	5,477,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	5,900,000	5,981,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K754 Class A2, 4.94% 11/25/2030	2,876,443	2,980,203
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.5286% 3/25/2029 (b)(c)	12,467,397	12,445,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	6,800,000	6,876,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	4,700,000	4,739,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	5,700,000	5,770,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	16,600,000	16,842,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	12,700,000	12,832,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	2,000,000	2,022,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	25,500,000	25,591,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	8,700,000	8,730,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.55% 10/25/2030	16,200,000	16,192,888
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.5486% 10/25/2030 (b)(c)	23,000,000	22,999,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	5,700,000	5,746,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	12,300,000	12,379,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (c)	9,700,000	9,644,260
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (c)(h)	1,831,649	1,811,539
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,679,224	2,642,855
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	3,625,858	3,605,161
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	4,113,510
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	703,527	702,148
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,087,325
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	3,843,739	3,754,165
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.4501% 10/15/2035 (b)(c)(h)	4,800,000	4,799,998
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(h)	16,592,000	16,654,648
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	13,493,316	13,396,558
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	789,684	784,979
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (h)	3,450,000	2,346,345
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (h)(k)	5,907,000	3,362,295
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.3655% 9/15/2029 (b)(c)(h)	5,526,232	5,365,624
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.0454% 5/15/2039 (b)(c)(h)	57,498,000	55,450,726
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.544% 5/15/2039 (b)(c)(h)	33,561,000	30,329,418
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.8432% 5/15/2039 (b)(c)(h)	19,262,000	17,360,511
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.292% 5/15/2039 (b)(c)(h)	17,119,000	13,807,626
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.9645% 3/15/2038 (b)(c)(h)	501,212	499,075
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.2645% 3/15/2038 (b)(c)(h)	4,569,600	4,543,966
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.6145% 3/15/2038 (b)(c)(h)	3,992,100	3,964,624
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.5655% 7/15/2038 (b)(c)(h)	22,147,000	22,119,857
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.2501% 9/15/2040 (b)(c)(h)	11,300,000	11,299,942
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,772,432
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2553% 6/15/2054 (c)(j)	45,111,439	1,669,304
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(h)	17,432,160	17,204,589
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0183% 12/15/2056 (c)(h)(j)	8,200,000	1,516,592
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	283,432	288,868
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	11,900,000	11,912,734
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.7501% 2/15/2039 (b)(c)(h)	9,333,000	9,329,851
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.4001% 2/15/2039 (b)(c)(h)	4,854,000	4,861,982
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5954% 11/15/2038 (b)(c)(h)	36,284,089	36,261,717
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.9444% 11/15/2038 (b)(c)(h)	24,310,465	24,295,463
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1936% 11/15/2038 (b)(c)(h)	10,521,590	10,515,094
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.4428% 11/15/2038 (b)(c)(h)	6,914,571	6,910,299
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.993% 12/15/2039 (b)(c)(h)	40,690,000	40,689,980
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.3425% 12/15/2039 (b)(c)(h)	8,416,000	8,415,993
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.742% 12/15/2039 (b)(c)(h)	6,204,000	6,211,742
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,930,171
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,770,963
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (h)	29,470,000	25,316,569
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (h)	1,400,000	1,149,346
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (c)(h)	40,100,000	699,272
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.9001% 7/15/2048 (b)(c)(h)	8,500,000	8,502,470
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	5,393,194	5,357,172
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	8,288,513	8,232,639
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,113,960
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (c)(j)	38,743,061	606,337
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.0655% 5/15/2031 (b)(c)(h)	19,889,000	19,875,225
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,379,825
TOTAL UNITED STATES		2,028,175,233
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,066,297,880)		2,028,175,233

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 8% 11/14/2035 (Cost $8,581,742)	8,329,000	8,872,467

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey - 0.1%
General Obligations - 0.1%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $35,921,298)	32,466,000	33,907,474
TOTAL MUNICIPAL SECURITIES (Cost $35,921,298)		33,907,474

Non-Convertible Corporate Bonds - 21.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(h)	12,091,000	11,661,458
Commonwealth Bank of Australia 3.784% 3/14/2032 (h)	10,165,000	9,677,974
Westpac Banking Corp 4.11% 7/24/2034 (c)	17,722,000	17,437,394

TOTAL AUSTRALIA		38,776,826
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	24,017,869
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (h)	3,451,000	3,434,065
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc 4.65% 3/20/2031	8,440,000	8,413,720
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	13,443,462
Cenovus Energy Inc 5.4% 3/20/2036	6,496,000	6,487,478
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,336,879
TOTAL ENERGY		36,681,539
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	6,732,000	6,710,240
TOTAL CANADA		46,825,844
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(h)	41,000,000	43,039,124
Societe Generale SA 3.337% 1/21/2033 (c)(h)	17,500,000	15,961,982
Societe Generale SA 5.5% 4/13/2029 (c)(h)	27,997,000	28,673,484

TOTAL FRANCE		87,674,590
GERMANY - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)	4,469,000	4,102,765
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	22,570,000	23,629,425
TOTAL FINANCIALS		27,732,190
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (h)	30,000,000	29,465,380
TOTAL GERMANY		57,197,570
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (h)	15,222,000	12,062,259
AIA Group Ltd 3.375% 4/7/2030 (h)	30,867,000	30,035,654

TOTAL HONG KONG		42,097,913
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	17,059,927
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	17,561,317
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	17,892,085
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	15,328,000	15,329,366
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	61,063,554
TOTAL FINANCIALS		128,906,249
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (h)	21,306,000	21,312,502
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (h)	2,956,000	3,004,411
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (h)	16,043,000	16,469,847
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (h)	40,000,000	41,361,240
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (h)	37,945,000	39,537,614
TOTAL INDUSTRIALS		121,685,614
TOTAL IRELAND		250,591,863
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (h)	48,607,000	48,630,412
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (h)	5,587,000	5,634,141
NTT Finance Corp 4.62% 7/16/2028 (h)	5,650,000	5,725,146
NTT Finance Corp 4.876% 7/16/2030 (h)	14,868,000	15,141,759

TOTAL JAPAN		26,501,046
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	25,769,370
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	11,305,699
Petroleos Mexicanos 6.7% 2/16/2032	58,171,000	58,004,049
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	83,767,026
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	15,225,616
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	104,998,164

TOTAL MEXICO		299,069,924
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	12,331,000	12,395,907
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	35,555,000	36,080,347

TOTAL NETHERLANDS		48,476,254
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (h)	5,106,841	5,412,944
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (c)(h)	24,731,000	24,336,389
UBS Group AG 3.091% 5/14/2032 (c)(h)	13,398,000	12,430,292
UBS Group AG 3.869% 1/12/2029 (c)(h)	9,005,000	8,954,183
UBS Group AG 4.194% 4/1/2031 (c)(h)	40,079,000	39,697,000
UBS Group AG 4.55% 4/17/2026	5,038,000	5,046,494
		90,464,358
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(h)	3,800,000	3,825,452
TOTAL SWITZERLAND		94,289,810
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.894% 11/24/2032 (c)	13,572,000	12,366,767
Barclays PLC 4.375% 1/12/2026	28,767,000	28,768,973
Barclays PLC 5.088% 6/20/2030 (c)	35,020,000	35,615,882
Barclays PLC 5.2% 5/12/2026	11,811,000	11,861,971
Barclays PLC 5.829% 5/9/2027 (c)	33,090,000	33,276,210
Barclays PLC 6.224% 5/9/2034 (c)	31,185,000	33,533,363
Barclays PLC 6.692% 9/13/2034 (c)	45,000,000	49,814,787
NatWest Group PLC 3.073% 5/22/2028 (c)	20,149,000	19,892,963
TOTAL FINANCIALS		225,130,916
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (h)	9,575,000	9,255,487
TOTAL UNITED KINGDOM		234,386,403
UNITED STATES - 18.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033	53,719,000	45,847,568
AT&T Inc 3.8% 12/1/2057	106,127,000	72,998,589
AT&T Inc 4.3% 2/15/2030	13,106,000	13,122,556
AT&T Inc 4.75% 5/15/2046	10,000,000	8,664,341
Verizon Communications Inc 4.78% 2/15/2035	5,482,000	5,397,425
		146,030,479
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,682,072
Walt Disney Co/The 3.6% 1/13/2051	25,350,000	18,829,181
		25,511,253
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	4,302,785
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	51,000,000	33,355,379
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	11,421,000	10,759,359
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,733,237
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	8,959,487
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	68,793,384
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	8,999,203
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	9,968,846
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,666,775
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	23,051,937
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	14,327,000	15,068,501
Comcast Corp 3.4% 4/1/2030	6,970,000	6,759,781
Comcast Corp 3.75% 4/1/2040	2,448,000	2,017,681
Comcast Corp 3.9% 3/1/2038	5,001,000	4,356,112
Comcast Corp 4.65% 7/15/2042	11,795,000	10,340,082
Comcast Corp 5.168% 1/15/2037 (h)	6,744,000	6,649,373
Time Warner Cable LLC 4.5% 9/15/2042	22,976,000	17,669,069
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,369,658
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	7,001,223
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	75,449,664
Time Warner Cable LLC 6.75% 6/15/2039	7,400,000	7,484,803
Time Warner Cable LLC 7.3% 7/1/2038	22,049,000	23,618,460
		384,374,799
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	35,428,050
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	25,459,764
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	36,355,371
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,945,440
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	8,920,221
		111,108,846
TOTAL COMMUNICATION SERVICES		667,025,377
Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	17,148,185
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,721,701
		30,869,886
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	7,113,000	7,074,448
McDonald's Corp 3.6% 7/1/2030	8,445,000	8,286,558
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,435,147
		18,796,153
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,445,523
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	21,966,000	20,648,169
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,341,325
AutoZone Inc 4% 4/15/2030	22,128,000	21,881,197
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,088,483
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	3,049,850
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	9,059,273
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	16,315,933
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,954,312
		82,338,542
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,557,346
TOTAL CONSUMER DISCRETIONARY		155,007,450
Consumer Staples - 0.3%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	48,078,415
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (h)	28,803,000	29,435,590
Mars Inc 5% 3/1/2032 (h)	21,623,000	22,287,782
Mars Inc 5.2% 3/1/2035 (h)	17,973,000	18,473,182
Sysco Corp 3.25% 7/15/2027	11,011,000	10,902,655
		81,099,209
Food Products - 0.0%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,695,081
General Mills Inc 2.875% 4/15/2030	3,013,000	2,849,115
		9,544,196
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,698,028
TOTAL CONSUMER STAPLES		140,419,848
Energy - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	7,402,000	7,303,294
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (h)	5,327,000	5,635,201
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (h)	14,358,000	15,369,629
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (h)	4,293,000	4,535,149
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (h)	7,728,000	8,228,885
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (h)	4,626,000	5,006,084
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	16,019,475
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	13,029,215
DCP Midstream Operating LP 6.45% 11/3/2036 (h)	10,621,000	11,264,307
Energy Transfer LP 3.75% 5/15/2030	27,891,000	27,142,617
Energy Transfer LP 4.95% 6/15/2028	18,799,000	19,109,755
Energy Transfer LP 5% 5/15/2050	6,115,000	5,116,100
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,437,788
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,900,240
Energy Transfer LP 5.6% 9/1/2034	20,000,000	20,582,315
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,674,189
Enterprise Products Operating LLC 3.7% 2/15/2026	8,600,000	8,594,206
Hess Corp 4.3% 4/1/2027	23,059,000	23,156,542
Hess Corp 7.125% 3/15/2033	4,791,000	5,544,660
Hess Corp 7.3% 8/15/2031	6,610,000	7,592,759
Hess Corp 7.875% 10/1/2029	20,178,000	22,801,249
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,782,639
MPLX LP 2.65% 8/15/2030	9,000,000	8,335,620
MPLX LP 4.8% 2/15/2029	5,370,000	5,450,205
MPLX LP 4.95% 9/1/2032	30,925,000	31,133,921
MPLX LP 5.5% 2/15/2049	16,108,000	14,792,033
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	28,297,191
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,279,797
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	16,926,918
Occidental Petroleum Corp 6.6% 3/15/2046	28,439,000	29,413,946
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	33,473,010
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,208,455
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,675,617
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,806,973
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,302,769
Ovintiv Inc 8.125% 9/15/2030	13,383,000	15,274,648
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,793,920
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	15,507,560
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	33,992,060
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,505,048
Targa Resources Corp 4.35% 1/15/2029	10,769,000	10,798,901
Targa Resources Corp 4.9% 9/15/2030	14,983,000	15,265,949
Targa Resources Corp 5.65% 2/15/2036	36,079,000	37,060,156
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,112,335
Western Gas Partners LP 4.65% 7/1/2026	9,376,000	9,377,491
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,568,848
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	14,041,359
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	5,059,411
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	43,683,014
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	32,247,451
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,727,810
		733,635,420
TOTAL ENERGY		740,938,714
Financials - 8.0%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (c)	80,000,000	71,532,637
Bank of America Corp 2.972% 2/4/2033 (c)	17,500,000	16,003,827
Bank of America Corp 3.419% 12/20/2028 (c)	23,187,000	22,895,355
Bank of America Corp 3.705% 4/24/2028 (c)	58,915,000	58,647,661
Bank of America Corp 4.183% 11/25/2027	22,749,000	22,803,616
Bank of America Corp 4.25% 10/22/2026	20,189,000	20,236,440
Bank of America Corp 4.271% 7/23/2029 (c)	2,000,000	2,009,167
Bank of America Corp 4.376% 4/27/2028 (c)	40,000,000	40,159,577
Bank of America Corp 4.45% 3/3/2026	3,182,000	3,184,293
Bank of America Corp 5.015% 7/22/2033 (c)	50,000,000	50,982,597
Bank of America Corp 5.468% 1/23/2035 (c)	50,000,000	52,085,969
Citigroup Inc 3.785% 3/17/2033 (c)	17,500,000	16,685,875
Citigroup Inc 4.3% 11/20/2026	52,072,000	52,199,881
Citigroup Inc 4.412% 3/31/2031 (c)	45,100,000	45,092,456
Citigroup Inc 4.45% 9/29/2027	69,500,000	69,947,077
Citigroup Inc 4.91% 5/24/2033 (c)	47,460,000	48,028,769
Citigroup Inc 6.174% 5/25/2034 (c)	21,587,000	22,925,079
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	30,694,050
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	12,127,000	13,334,501
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	18,323,000	17,285,260
JPMorgan Chase & Co 2.963% 1/25/2033 (c)	17,500,000	16,059,405
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	3,000,000	3,009,727
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	46,000,000	46,473,971
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	70,000,000	70,368,915
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	29,723,000	30,688,298
JPMorgan Chase & Co 5.299% 7/24/2029 (c)	15,000,000	15,458,256
JPMorgan Chase & Co 5.336% 1/23/2035 (c)	50,000,000	51,820,941
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	60,000,000	62,340,568
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	35,305,000	37,040,556
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	75,200,000	79,500,993
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	25,589,000	25,151,124
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	35,670,000	37,169,551
Synchrony Bank 5.625% 8/23/2027	26,739,000	27,269,504
Wells Fargo & Co 3.526% 3/24/2028 (c)	42,125,000	41,851,145
Wells Fargo & Co 4.478% 4/4/2031 (c)	60,800,000	61,201,768
Wells Fargo & Co 5.15% 4/23/2031 (c)	80,251,000	82,835,334
Wells Fargo & Co 5.389% 4/24/2034 (c)	30,000,000	31,212,964
Wells Fargo & Co 5.605% 4/23/2036 (c)	35,549,000	37,259,325
		1,433,446,432
Capital Markets - 2.4%
Ares Capital Corp 3.875% 1/15/2026	54,729,000	54,724,807
Ares Strategic Income Fund 5.45% 9/9/2028 (h)	24,383,000	24,586,810
Ares Strategic Income Fund 5.8% 9/9/2030 (h)	19,729,000	19,920,030
Athene Global Funding 5.339% 1/15/2027 (h)	56,732,000	57,422,504
Athene Global Funding 5.583% 1/9/2029 (h)	28,541,000	29,318,006
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	29,472,193
Blackstone Private Credit Fund 7.3% 11/27/2028	42,550,000	45,134,002
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	39,755,000	35,605,038
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	47,500,000	43,758,215
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	21,000,000	20,888,273
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	66,650,430
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	3,000,000	2,771,637
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,451,312
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	34,402,263
HPS Corporate Lending Fund 5.45% 1/14/2028	77,521,000	78,348,223
Moody's Corp 3.25% 1/15/2028	10,681,000	10,536,467
Moody's Corp 3.25% 5/20/2050	9,704,000	6,598,104
Morgan Stanley 2.943% 1/21/2033 (c)	17,500,000	15,972,128
Morgan Stanley 3.622% 4/1/2031 (c)	41,803,000	40,616,818
Morgan Stanley 4.21% 4/20/2028 (c)	40,000,000	40,091,745
Morgan Stanley 4.431% 1/23/2030 (c)	54,318,000	54,618,928
Morgan Stanley 5.192% 4/17/2031 (c)	26,943,000	27,780,171
Morgan Stanley 5.25% 4/21/2034 (c)	50,000,000	51,478,065
Morgan Stanley 5.424% 7/21/2034 (c)	47,424,000	49,335,960
Morgan Stanley 5.664% 4/17/2036 (c)	21,369,000	22,430,297
Morgan Stanley 6.342% 10/18/2033 (c)	58,000,000	63,566,373
Morgan Stanley 6.627% 11/1/2034 (c)	50,000,000	55,908,397
MSCI Inc 5.15% 3/15/2036	8,619,000	8,555,934
MSCI Inc 5.25% 9/1/2035	24,615,000	24,777,402
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,343,000	15,838,624
		1,039,559,156
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	60,521,684
Ally Financial Inc 7.1% 11/15/2027	37,620,000	39,522,312
Ally Financial Inc 8% 11/1/2031	3,051,000	3,462,902
Capital One Financial Corp 3.273% 3/1/2030 (c)	32,130,000	31,177,453
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	56,925,353
Capital One Financial Corp 3.8% 1/31/2028	16,228,000	16,161,795
Capital One Financial Corp 4.1% 2/9/2027	5,722,000	5,725,862
Capital One Financial Corp 5.247% 7/26/2030 (c)	40,470,000	41,742,994
Capital One Financial Corp 5.468% 2/1/2029 (c)	26,778,000	27,495,236
Capital One Financial Corp 5.817% 2/1/2034 (c)	9,574,000	10,020,419
Ford Motor Credit Co LLC 5.73% 9/5/2030	40,000,000	40,615,874
Synchrony Financial 3.95% 12/1/2027	30,327,000	30,182,484
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	9,320,743
		372,875,111
Financial Services - 0.6%
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,803,063
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,848,531
Corebridge Financial Inc 3.9% 4/5/2032	31,447,000	29,847,889
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	3,024,227
Corebridge Financial Inc 6.05% 9/15/2033	10,459,000	11,098,519
Equitable Holdings Inc 4.572% 2/15/2029 (h)	7,172,000	7,205,761
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	5,123,907
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,839,024
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	28,217,865
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	43,240,000	38,814,508
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	18,075,000	16,914,085
Mastercard Inc 3.3% 3/26/2027	3,028,000	3,012,524
Mastercard Inc 3.35% 3/26/2030	4,213,000	4,113,948
Pine Street Trust II 5.568% 2/15/2049 (h)	29,500,000	27,568,140
Sixth Street Lending Partners 6.125% 7/15/2030	26,655,000	27,357,373
		262,789,364
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,769,115
Five Corners Funding Trust II 2.85% 5/15/2030 (h)	48,444,000	45,606,290
Hartford Insurance Group Inc/The 2.8% 8/19/2029	7,704,000	7,365,445
Liberty Mutual Group Inc 3.951% 10/15/2050 (h)	4,626,000	3,420,834
Liberty Mutual Group Inc 4.569% 2/1/2029 (h)	19,896,000	19,986,985
Lincoln National Corp 3.4% 1/15/2031	34,132,000	32,444,408
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,884,370
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,698,131
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (h)	20,812,000	13,453,835
New York Life Insurance Co 3.75% 5/15/2050 (h)	7,429,000	5,506,292
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (h)	2,000	2,125
Pacific LifeCorp 5.125% 1/30/2043 (h)	15,610,000	14,759,142
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,690,052
Prudential Financial Inc 6% 9/1/2052 (c)	55,017,000	56,669,217
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (h)	16,941,000	11,607,893
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (h)	29,277,000	26,571,917
Unum Group 4% 6/15/2029	21,076,000	20,847,416
Unum Group 4.046% 8/15/2041 (h)	1,392,000	1,125,975
Unum Group 5.75% 8/15/2042	27,888,000	27,650,929
Western-Southern Global Funding 4.9% 5/1/2030 (h)	6,523,000	6,675,614
		335,735,985
TOTAL FINANCIALS		3,444,406,048
Health Care - 1.4%
Biotechnology - 0.2%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,971,077
Amgen Inc 1.65% 8/15/2028	65,000,000	61,265,154
Amgen Inc 5.15% 3/2/2028	20,069,000	20,538,417
		98,774,648
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	32,380,000	30,318,663
Centene Corp 2.625% 8/1/2031	15,205,000	13,078,494
Centene Corp 3.375% 2/15/2030	17,480,000	16,085,697
Centene Corp 4.25% 12/15/2027	19,645,000	19,529,338
Centene Corp 4.625% 12/15/2029	30,530,000	29,612,381
Cigna Group/The 3.05% 10/15/2027	67,800,000	66,823,179
Cigna Group/The 4.375% 10/15/2028	29,050,000	29,314,068
Cigna Group/The 4.8% 8/15/2038	18,087,000	17,318,678
Cigna Group/The 4.9% 12/15/2048	18,071,000	16,110,951
Cigna Group/The 5.4% 3/15/2033	30,000,000	31,241,567
CVS Health Corp 3% 8/15/2026	2,965,000	2,945,325
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,437,776
CVS Health Corp 5% 1/30/2029	15,279,000	15,602,900
CVS Health Corp 5% 9/15/2032	12,070,000	12,319,495
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,473,868
CVS Health Corp 5.45% 9/15/2035	20,000,000	20,472,208
HCA Inc 3.5% 9/1/2030	18,350,000	17,646,428
HCA Inc 3.625% 3/15/2032	4,185,000	3,952,858
HCA Inc 5.625% 9/1/2028	19,094,000	19,681,631
HCA Inc 5.875% 2/1/2029	21,003,000	21,887,183
Humana Inc 3.7% 3/23/2029	12,046,000	11,827,337
Humana Inc 5.375% 4/15/2031	25,106,000	25,956,710
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	36,552,323
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,889,858
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	10,108,020
		492,186,936
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	6,362,000	6,648,522
Mylan Inc 4.55% 4/15/2028	6,911,000	6,918,297
Utah Acquisition Sub Inc 3.95% 6/15/2026	7,459,000	7,442,131
		21,008,950
TOTAL HEALTH CARE		611,970,534
Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 3.55% 3/1/2038	3,337,000	2,808,918
Boeing Co 5.15% 5/1/2030	6,621,000	6,803,145
Boeing Co 5.805% 5/1/2050	34,788,000	34,217,282
Boeing Co 5.93% 5/1/2060	12,640,000	12,394,230
Boeing Co 6.259% 5/1/2027	7,761,000	7,962,913
Boeing Co 6.298% 5/1/2029	11,086,000	11,767,216
Boeing Co 6.388% 5/1/2031	8,397,000	9,112,370
Boeing Co 6.528% 5/1/2034	8,987,000	9,942,848
Boeing Co 6.858% 5/1/2054	13,529,000	15,194,942
Boeing Co 7.008% 5/1/2064	12,768,000	14,507,645
		124,711,509
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,833,753
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,393,851
		6,227,604
Ground Transportation - 0.1%
CSX Corp 3.8% 4/15/2050	5,875,000	4,466,333
Uber Technologies Inc 4.15% 1/15/2031	20,008,000	19,933,985
Uber Technologies Inc 4.8% 9/15/2035	15,783,000	15,699,651
		40,099,969
Industrial Conglomerates - 0.0%
3M Co 3.05% 4/15/2030	1,519,000	1,451,774
Machinery - 0.0%
Deere & Co 3.1% 4/15/2030	9,897,000	9,534,978
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	3,641,000	3,748,461
Paychex Inc 5.35% 4/15/2032	5,068,000	5,248,353
Paychex Inc 5.6% 4/15/2035	3,958,000	4,145,194
Verisk Analytics Inc 4.5% 8/15/2030	9,982,000	10,057,522
Verisk Analytics Inc 5.125% 2/15/2036	22,439,000	22,541,445
		45,740,975
TOTAL INDUSTRIALS		227,766,809
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.15% 2/15/2029	20,070,000	20,048,244
Dell International LLC / EMC Corp 4.5% 2/15/2031	39,739,000	39,682,282
Dell International LLC / EMC Corp 4.75% 10/6/2032	26,492,000	26,457,189
Dell International LLC / EMC Corp 5.1% 2/15/2036	41,980,000	41,457,909
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,847,648
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,350,804
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,215,744
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,194,665
		187,254,485
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	7,184,000	6,895,173
Broadcom Inc 2.45% 2/15/2031	61,131,000	55,915,210
Broadcom Inc 2.6% 2/15/2033	61,131,000	53,832,978
Broadcom Inc 3.419% 4/15/2033	5,516,000	5,105,966
Broadcom Inc 3.5% 2/15/2041	43,849,000	35,670,503
Broadcom Inc 4.926% 5/15/2037 (h)	23,167,000	22,866,023
		180,285,853
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	15,097,000	14,769,939
Oracle Corp 4.8% 9/26/2032	25,181,000	24,310,292
Oracle Corp 5.2% 9/26/2035	22,924,000	21,963,043
Oracle Corp 5.875% 9/26/2045	14,137,000	12,767,462
Oracle Corp 5.95% 9/26/2055	17,723,000	15,702,830
Oracle Corp 6.1% 9/26/2065	18,241,000	16,088,425
		105,601,991
TOTAL INFORMATION TECHNOLOGY		473,142,329
Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	11,633,000	12,169,809
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	18,931,000	19,947,152
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	11,063,000	11,687,131
		43,804,092
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	36,803,000	37,045,204
Amrize Finance US LLC 4.7% 4/7/2028	26,383,000	26,687,857
		63,733,061
TOTAL MATERIALS		107,537,153
Real Estate - 2.4%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,408,713
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,752,190
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,814,404
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,577,068
VICI Properties LP 4.75% 4/1/2028	6,730,000	6,800,838
VICI Properties LP 4.95% 2/15/2030	38,231,000	38,689,894
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,621,981
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,195,076
Vornado Realty LP 2.15% 6/1/2026	7,918,000	7,830,722
WP Carey Inc 3.85% 7/15/2029	6,097,000	6,010,604
		126,701,490
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	16,475,674
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	17,981,850
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,762,163
Healthcare Realty Holdings LP 3.5% 8/1/2026	6,318,000	6,283,914
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,719,705
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	3,037,371
Omega Healthcare Investors Inc 3.25% 4/15/2033	25,245,000	22,441,869
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,416,000	10,658,037
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	26,112,675
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	86,851,959
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	29,159,589
Ventas Realty LP 2.5% 9/1/2031	53,031,000	47,651,778
Ventas Realty LP 3% 1/15/2030	35,454,000	33,755,004
Ventas Realty LP 4% 3/1/2028	10,351,000	10,336,572
Ventas Realty LP 4.125% 1/15/2026	7,649,000	7,648,149
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,191,802
Ventas Realty LP 4.75% 11/15/2030	41,973,000	42,562,122
		372,630,233
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	7,235,170
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	16,564,000	15,534,891
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,748,398
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,518,519
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,704,737
COPT Defense Properties LP 2.25% 3/15/2026	7,272,000	7,239,817
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,480,737
COPT Defense Properties LP 4.5% 10/15/2030	4,024,000	4,004,460
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	34,391,000
		114,622,559
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,793,794
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	26,050,749
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	35,045,113
CBRE Services Inc 2.5% 4/1/2031	23,518,000	21,331,259
Tanger Properties LP 2.75% 9/1/2031	18,732,000	16,950,721
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,478,699
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,723,370
		164,373,705
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,832,779
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	13,502,980
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,871,814
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	20,522,019
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,765,612
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	16,517,039
		68,012,243
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	21,735,497
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,930,309
Brixmor Operating Partnership LP 4.125% 6/15/2026	26,610,000	26,593,626
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,495,756
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	42,701,355
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,647,640
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,304,178
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,801,378
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,286,030
Realty Income Corp 3.4% 1/15/2028	7,083,000	7,004,479
Regency Centers LP 3.7% 6/15/2030	25,000,000	24,522,029
Simon Property Group LP 2.65% 2/1/2032	30,000,000	26,997,253
		198,019,530
TOTAL REAL ESTATE		1,051,594,930
Utilities - 1.1%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	29,471,000	27,347,782
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,787,014
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,730,000	60,562,880
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,184,215
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,186,028
Duke Energy Corp 4.95% 9/15/2035	36,862,000	36,552,723
Duquesne Light Holdings Inc 2.532% 10/1/2030 (h)	10,574,000	9,605,875
Duquesne Light Holdings Inc 2.775% 1/7/2032 (h)	19,219,000	17,078,988
Exelon Corp 2.75% 3/15/2027	6,523,000	6,424,251
Exelon Corp 3.35% 3/15/2032	7,920,000	7,409,644
Exelon Corp 4.05% 4/15/2030	7,291,000	7,218,812
Exelon Corp 4.7% 4/15/2050	3,246,000	2,778,072
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	44,524,956
Southern Co/The 5.7% 3/15/2034	27,735,000	29,198,552
		267,859,792
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	30,500,000	30,464,654
AES Corp/The 2.45% 1/15/2031	28,885,000	26,188,253
AES Corp/The 3.95% 7/15/2030 (h)	42,717,000	41,693,228
		98,346,135
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	4,079,244
NiSource Inc 2.95% 9/1/2029	40,740,000	39,091,952
NiSource Inc 3.6% 5/1/2030	22,835,000	22,185,307
Puget Energy Inc 4.1% 6/15/2030	25,767,000	25,232,881
Puget Energy Inc 4.224% 3/15/2032	27,319,000	26,194,133
Sempra 6% 10/15/2039	5,386,000	5,607,068
		122,390,585
TOTAL UTILITIES		488,596,512
TOTAL UNITED STATES		8,108,405,704
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,635,121,458)		9,412,354,972

U.S. Government Agency - Mortgage Securities - 19.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.4%
Fannie Mae 2.5% 1/1/2052	2,830,442	2,415,133
Fannie Mae 3.5% 12/1/2036	207,841	203,689
Fannie Mae 3.5% 5/1/2036	159,386	156,373
Fannie Mae 6.5% 7/1/2054	3,056,875	3,222,729
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 6.196% 5/1/2033 (b)(c)	1,086	1,102
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	14,086	14,477
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	3,329	3,418
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.396% 5/1/2036 (b)(c)	20,666	21,189
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,823	1,864
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.534%, 6.409% 3/1/2036 (b)(c)	21,381	21,933
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	12,512	12,856
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	15,498	15,982
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6286%, 6.445% 7/1/2035 (b)(c)	45,462	46,867
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6299%, 6.387% 5/1/2035 (b)(c)	24,458	25,124
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	3,412	3,515
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.391% 11/1/2036 (b)(c)	55,552	57,170
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.472% 3/1/2033 (b)(c)	7,588	7,784
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6833%, 6.511% 5/1/2036 (b)(c)	10,598	10,920
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.692%, 6.525% 7/1/2043 (b)(c)	191,545	199,205
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (b)(c)	16,512	17,182
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.739%, 6.601% 3/1/2040 (b)(c)	27,493	28,523
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	48,207	50,304
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.618% 7/1/2035 (b)(c)	10,663	10,961
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	5,268	5,499
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.596% 1/1/2042 (b)(c)	61,354	63,979
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.387% 12/1/2040 (b)(c)	529,324	552,303
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	9,818	10,191
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	10,756	11,239
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	9,343	9,764
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.712% 2/1/2042 (b)(c)	27,143	28,322
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (b)(c)	36,485	37,719
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	3,117	3,245
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	61,813	64,256
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	11,724	11,985
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2597%, 6.508% 8/1/2036 (b)(c)	76,317	78,145
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	20,333	20,835
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.38% 10/1/2033 (b)(c)	16,491	16,872
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.484% 7/1/2034 (b)(c)	7,032	7,190
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.452% 5/1/2035 (b)(c)	8,548	8,761
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	12,677,235	11,492,656
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,576,643	1,341,528
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	17,273,180	15,659,150
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,524,493	14,980,421
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,218,449	6,543,947
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,899,197	3,534,851
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	34,183	30,989
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,548,383	1,319,529
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	16,832,853	14,190,274
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,392,465	6,701,703
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	23,880	21,648
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,580,926	1,346,200
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	3,633,537	3,294,014
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,608,268	1,367,360
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,262,573	19,582,761
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	22,849	20,714
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,644,093	1,396,861
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,704,379	1,337,160
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	6,621,140	6,019,004
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	25,709,185	19,928,961
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	6,602,660	6,136,865
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	5,172,857	4,222,764
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	4,958,370	4,335,837
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,037	14,909
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,828,457	7,297,988
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,228,610	17,515,327
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,873,544	7,307,529
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	64,479	52,205
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,310,333	5,522,176
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,085,241	4,449,332
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,949,456	4,062,049
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	27,240,973	22,433,451
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,239,855	14,175,793
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,813,612	1,604,750
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,305	12,612
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	14,643,515	12,031,752
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,182,234	8,372,532
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,677,053	4,684,030
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	4,082,699	4,015,082
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,295	13,467
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	54,128	44,305
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,900	10,559
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	68,176	56,059
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,665	13,784
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	10,782,331	9,407,462
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	92,475	75,693
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,199,105	987,485
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	772,457	682,713
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	18,971,555	17,716,177
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	556,206	491,498
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,801	14,751
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,319,173	3,099,538
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,890,422	5,186,713
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (e)	36,471,306	29,795,460
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,649,467	3,008,826
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,918,920	1,567,074
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	224,481	183,181
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	64,846	52,915
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,689,524	5,313,039
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,991,511	1,928,042
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	11,233,504	10,693,082
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,444,439	3,818,698
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,276,874	1,100,692
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,014,211	874,271
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	687,384	592,539
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	251,392	246,357
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	22,533	22,082
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,007,288	1,944,178
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	214,988	208,319
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	57,114	55,341
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	31,088	30,110
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,900	5,719
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	31,862	30,724
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,174,820	2,719,894
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	296,212	290,493
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,271,918	1,231,910
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	66,634	64,538
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	62,342	60,356
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	495,774	478,072
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,475	5,291
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	9,285,385	8,325,118
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,962,264	5,351,171
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,906,273	3,516,179
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,273,391	1,145,555
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,231,265	1,108,908
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,157,152	1,041,906
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	10,356,632	8,866,139
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,906,639	6,773,682
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,536,017	3,421,836
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	96,042	92,535
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	21,401	20,629
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	9,387,558	9,075,909
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,633,493	12,573,217
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	76,985	65,858
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,066,858	1,033,750
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,706,861	3,344,664
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	2,991,419	2,695,558
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	722,896	623,151
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	21,551	20,781
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,153,488	1,046,514
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,052,894	955,030
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,757,736	4,068,557
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,732,996	4,924,045
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,930,060	1,869,321
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	7,715,370	7,168,473
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,486,948	3,145,179
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,265,229	1,135,397
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	24,201,945	21,036,529
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,123,998	5,246,479
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	214,595	208,648
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	831,680	754,840
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,226,885	1,106,495
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	937,923	848,683
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	196,882	176,834
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	79,909	71,803
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,844,929	23,959,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,053,597	12,105,708
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	28,918,418	24,910,201
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,409,055	2,169,169
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	973,822	879,236
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,367,752	1,326,475
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	297,459	288,967
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	28,527,757	24,395,389
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	22,907,853	19,589,552
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	22,001,902	18,814,832
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	16,143	15,805
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	529,121	512,480
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	4,954,018	4,717,237
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,928,842	7,123,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	105,202	102,649
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,661,758	1,540,019
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	348,127	322,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	231,797	215,620
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	189,633	175,504
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	179,895	166,762
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	169,555	157,047
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	152,561	141,015
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	141,980	131,754
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	117,054	108,160
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	95,447	88,875
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,859	64,291
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,812	38,947
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	33,852	31,379
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,737	28,382
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,231	28,152
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,280	27,944
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,495	27,222
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,784	24,727
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,293	23,405
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,105	23,305
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,395	21,660
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,307	20,673
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,247	20,609
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,101	10,222
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	133,648	124,336
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	7,112,828	6,353,162
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,195,739	1,065,416
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	426,274	379,548
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	16,907	15,054
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	148,851	137,456
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,328	3,102
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,714,385	2,477,073
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	5,856,612	5,218,301
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	651,958	640,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	819,582	760,405
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	123,049	113,717
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	85,067	78,892
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	56,949	52,493
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	27,741	25,739
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,787	22,905
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,510	22,855
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,920	21,514
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,418	19,719
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,536	8,846
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,419,761	3,119,712
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,360,037	3,065,228
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,384,333	1,237,348
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,226,865	16,320,065
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	9,851,903	8,830,484
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	100,934	90,722
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	73,636	66,186
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	9,058	8,951
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,101,256	4,018,137
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,770,894	1,735,348
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	443,531	411,828
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	191,557	177,383
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	110,531	102,405
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	78,249	72,130
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	73,463	68,080
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	69,526	64,435
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	69,640	64,337
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,841	61,938
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	64,457	59,765
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,241	29,208
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,976	22,221
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,961	19,441
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,508	14,365
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,441	14,220
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,893	12,976
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,566	8,941
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,434	5,945
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,446	5,044
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	20,327	18,532
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	20,152	18,094
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,895,677	11,526,449
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,379,718	5,684,394
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,272,456	3,829,499
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,044,670	1,830,767
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,113,715	1,096,836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	57,259	56,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	69,935	68,239
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	451,535	443,785
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,214,810	1,123,673
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	900,339	833,123
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	681,793	631,984
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	546,231	505,832
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	425,533	393,755
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	259,798	240,886
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	228,759	211,628
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	209,344	192,917
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	124,661	115,755
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	102,691	95,073
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	93,207	85,850
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	63,668	58,725
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,223	15,842
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,822	14,672
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,355	7,731
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,053	6,696
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	7,903,514	7,118,677
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (g)	22,607,131	20,206,767
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,736,552	5,127,460
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	360,713	322,414
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	149,039	145,858
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	366,900	339,568
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	97,882	90,608
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	66,050	61,100
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	29,457	27,205
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	22,309	20,651
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,156	14,956
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,010	12,992
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	98,317	90,086
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	265,926	244,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	105,926	96,362
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,230,345	1,122,394
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	10,109,031	9,000,932
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,955,050	8,941,603
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	8,455,574	7,528,718
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	308,769	284,361
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	241,728	223,827
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	51,152	47,311
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	50,053	46,183
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	47,967	44,380
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	43,960	40,627
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,926	15,657
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,716	15,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,586	8,866
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,120,511	1,024,999
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	43,079	38,733
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,492,830	7,644,164
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,211,238	1,117,221
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,000,162	925,736
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	146,772	135,501
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,009	84,168
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	68,492	63,318
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	60,802	56,209
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	34,491	31,916
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,879	16,548
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,353	14,114
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,541	1,423
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,458,951	1,331,817
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	103,092	94,946
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	54,156	50,257
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,111,542	1,014,710
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	20,926	19,203
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,092	13,916
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,036	13,841
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,848	9,969
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	953,502	882,124
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	103,004	94,319
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,359,299	5,723,831
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,289,093	1,267,604
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	13,758	13,047
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	232,382	215,815
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	52,868	48,846
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,174,778	3,842,359
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,963	22,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,568	16,329
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	584,723	536,328
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	523,252	480,268
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	9,849,109	8,978,794
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,167,093	3,749,384
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	41,236	40,681
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	650,159	600,152
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	284,523	261,883
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	36,731	33,852
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	3,048,859	2,779,664
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	295,858	269,448
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	108,849	98,788
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	14,726,633	13,241,235
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	261,128	231,933
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	81,711	73,214
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	5,864,891	5,265,999
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	42,932	38,333
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,812,235	2,754,975
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	774,489	717,003
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	117,337	108,086
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	100,126	92,075
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	42,792	39,501
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,215	4,814
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	99,473	89,067
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	21,935	19,427
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	14,235	13,565
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	169,353	159,609
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	79,595	74,920
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	29,637	28,957
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	17,315	16,645
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	805,635	769,086
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	123,589	117,927
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	7,461,551	7,019,850
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	112,383	105,730
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	45,870	43,155
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	10,712	10,078
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	466	440
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,480,296	3,290,587
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,159,944	2,016,558
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,506	3,462
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	123,808	121,663
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	24,653	23,685
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,532,525	1,463,472
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	571,997	549,045
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	527,865	504,072
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	144,636	138,161
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	86,973	83,099
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	40,672	39,001
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	24,119	23,002
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,465	4,269
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	384,578	363,314
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	242,108	227,776
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,216,703	3,042,368
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,621	7,194
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,291,634	2,133,776
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	3,710	3,555
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	253,807	241,700
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	164,691	157,116
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	79,762	76,077
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	72,259	68,683
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	45,284	43,223
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	23,381	22,276
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	86,400	82,155
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	23,545	22,211
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,755	4,489
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	252,551	235,154
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	106,457	99,057
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	86,999	80,952
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	12,343	11,849
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	186,866	178,831
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	124,928	119,448
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	57,569	54,964
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	20,065	19,050
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	58,840	55,872
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,728,797	1,626,458
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	469,952	442,132
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	818,355	769,400
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	294,926	280,541
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	105,938	101,133
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	59,575	56,500
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	19,484	18,331
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	45,305	42,340
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,186,483	3,896,791
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	317,424	302,174
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	297,164	283,380
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	7,185,798	6,677,335
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,265,886	1,169,983
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	186,951	182,485
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	359,524	343,604
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	231,186	220,887
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	16,999	16,229
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,193	4,015
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,379,800	1,314,574
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	775,041	737,734
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	137,852	131,442
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	101,251	96,478
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	30,777	29,354
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,266,910	2,135,550
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	613,690	578,128
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	5,223	4,890
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	474,806	442,396
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	108,533	105,940
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	666,140	637,697
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	95,547	91,041
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,020	4,805
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,597	3,443
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,122,283	1,068,274
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	615,303	586,038
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	19,897	18,863
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	9,785	9,372
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,117,932	1,053,152
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	942,950	877,406
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	29,799	27,728
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	124,417	121,445
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	776,263	742,036
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	31,744	30,354
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	18,332	17,509
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	995,222	947,665
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	15,621	14,924
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	46,218	44,125
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,881	3,712
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	96,735	91,963
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,761,730	2,598,244
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,720,219	1,618,387
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	186,124	175,106
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	9,026,162	8,621,435
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,524,238	3,282,574
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,366,388	4,083,350
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	852,503	814,784
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	214,145	205,117
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	126,449	120,583
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	965,545	923,515
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	123,140	117,599
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	23,068	21,976
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	3,898	3,716
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	41,024	38,848
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	484,859	456,157
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	18,633	17,530
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	10,123,209	9,482,821
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	556,121	514,789
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	275,441	256,553
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,174,518	2,940,963
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	7,732	7,555
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	355,457	339,448
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	329,994	315,349
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	176,319	168,384
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	114,598	109,418
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	105,907	101,520
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	64,947	62,235
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	60,322	57,588
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	32,558	31,090
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,822	28,577
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	813,008	768,409
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	24,371	23,036
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	5,934,194	5,582,908
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	10,032	9,438
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,089,782	1,976,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	56,313	52,803
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	1,804,752	1,676,485
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	383,689	357,379
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	29,349	27,327
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,880	14,786
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	19,346	18,584
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	51,061	49,013
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	24,848	24,273
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,776,477	2,720,686
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	363,909	356,174
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	115,814	113,375
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	106,674	104,513
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	73,709	72,266
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	45,854	44,903
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,288	28,673
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,477	22,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,394	13,164
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,831	12,577
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,296	11,091
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,396	9,229
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,899	8,720
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,444	8,269
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,776,358	1,740,399
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	123,601	120,835
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	84,466	82,305
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,451	5,425
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	253,696	248,108
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	131,498	127,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	992,673	962,065
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	259,351	252,302
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	55,320	53,419
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	251,314	241,735
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	389,559	382,072
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	84,176	82,471
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	297,142	291,407
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	155,218	151,758
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	102,437	100,642
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	54,281	53,213
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	34,068	33,417
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,415	21,023
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,068	17,747
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,047	1,025
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,539,747	1,506,828
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	990,080	968,644
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	58,663	57,259
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	27,024	26,471
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,695	17,323
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,378	5,322
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	498,325	487,179
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	163,915	158,922
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	53,078	51,314
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	2,740,928	2,667,290
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	11,101,678	10,699,340
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	247,878	243,180
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,484,592	2,434,981
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	327,673	321,498
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	227,039	222,998
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	204,538	200,193
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	191,193	187,033
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	180,772	177,013
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	174,632	171,289
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	174,267	170,813
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	156,237	153,104
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	148,270	144,950
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	136,204	133,375
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	127,108	124,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	117,860	115,509
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	91,208	89,236
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,124	84,183
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,865	75,260
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,425	75,062
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	68,161	66,622
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	60,622	59,262
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,413	50,651
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,974	37,051
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,252	32,593
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,235	25,691
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,635	22,266
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,526	22,103
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,272	13,009
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,047	2,979
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	826	809
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,877,913	1,837,834
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	495,037	484,390
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	397,294	388,573
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,487	18,990
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	34,941	34,189
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	632,054	612,059
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	477,872	468,893
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	240,875	235,949
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	465,600	455,867
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	97,750	95,750
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	83,900	82,251
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	34,618	33,883
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,132	14,900
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,825	13,572
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,616	11,413
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,598	10,310
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,582	9,382
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,192	7,053
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,750	4,645
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,970	3,900
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,450	3,383
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,190	3,125
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,439	1,410
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	635	622
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	374,953	366,547
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	207,381	202,920
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	38,097	37,268
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	25,671	25,115
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	65,634	64,297
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	64,819	62,985
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	622,683	604,640
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	91,783	89,109
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	489,610	474,192
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	234,071	227,124
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,020	12,634
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	461,456	447,183
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,294,365	2,248,534
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	141,213	138,357
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	39,717	38,901
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	33,956	33,127
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,890	16,523
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,734	12,490
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,256	11,033
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,732	9,527
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,851	7,692
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,671	1,637
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,246,174	1,218,317
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	241,964	235,894
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	113,709	111,388
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	53,282	52,476
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	40,042	39,250
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	35,563	34,699
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,622	10,360
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,770	4,654
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	12,988	12,607
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	307,355	298,810
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	523,737	505,411
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	19,220	18,608
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	2,106,674	2,026,375
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	31,483	31,111
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	965,755	948,688
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	340,816	334,604
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	108,663	106,704
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	134,894	132,559
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	55,988	54,638
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	55,069	53,920
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	30,382	29,752
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,001	22,532
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,369	19,882
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,523	11,332
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,261	7,120
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,996	6,854
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,306	3,235
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,883	1,846
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,050,269	1,024,580
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	136,764	133,839
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	106,200	103,629
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	100,519	98,112
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	86,188	84,264
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	53,707	52,538
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	33,370	32,626
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,458,253	2,388,568
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	828,979	804,034
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	150,585	145,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,882,470	1,823,671
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	122,288	118,659
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	628,445	605,670
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	910,713	890,814
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	313,445	306,640
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	295,621	289,189
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	179,111	174,827
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	133,947	130,699
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,359	56,859
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,132	55,700
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	47,051	45,917
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	33,548	32,950
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,757	19,282
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	418,292	407,068
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	141,201	136,868
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	109,097	105,791
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,527,742	2,451,142
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	605,223	585,937
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	577,246	558,851
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	111,918	107,652
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,660,655	2,557,578
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	223,497	219,102
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,591,248	2,512,724
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,007,526	975,420
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	578,182	567,363
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	446,381	438,406
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,240	1,220
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	246,080	241,044
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	201,957	196,273
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	19,647	19,092
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	320,673	311,014
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	1,994,193	1,935,008
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	4,701,475	4,504,642
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	4,526,301	4,336,802
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	57,189	56,369
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,984	3,921
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,038	1,019
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	44,634	43,526
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	29,737	28,920
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	3,131,732	3,047,594
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,701,009	1,649,462
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,434,173	1,390,712
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	113,612	111,340
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	11,226	11,019
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	10,162	9,994
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	85,443	83,172
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	28,860	28,071
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	24,086	23,421
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	331,799	321,341
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	203,580	197,753
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	200,787	194,204
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	328,124	323,173
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	613,644	604,829
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	53,980	53,204
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	54,531	53,377
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	25,994	25,442
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	65,256	63,840
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	27,828	27,130
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	23,637	23,087
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,815	16,516
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,619	6,478
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	13,981	13,591
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,760,639	3,659,605
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	28,869	28,057
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	45,529	45,069
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	3,907	3,925
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	20,459	20,433
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	485,781	482,948
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	67,185	66,793
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	42,951	42,700
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	32,743	32,500
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	27,616	27,643
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,082	3,074
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,349,556	1,352,649
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	196,455	195,309
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,662	10,600
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,215	3,230
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	457,290	458,124
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	28,682	28,710
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,390	17,413
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	141,069	141,212
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	7,953	7,984
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,679,477	3,682,999
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	99,332	99,353
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	184,615	185,038
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	31,377	31,448
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	343,255	343,515
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	64,298	63,984
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	20,416	20,297
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	51,846	52,086
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	16,922	16,999
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	276,728	277,296
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	56,524	56,568
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	56,332	56,429
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	10,469	10,491
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,948	8,957
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	310,006	309,988
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,798	11,774
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,931	22,998
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	5,966	5,994
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	199,764	199,035
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	28,297	28,132
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	905,721	902,985
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	4,981,203	4,911,674
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	14,363	14,427
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	684,158	684,992
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	15,349	15,362
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	12,195	12,207
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,192	1,194
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	488,072	486,925
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	921,145	921,921
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	248,826	247,219
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	181,463	180,291
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	87,137	86,438
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	2,740,458	2,764,723
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	106,122	106,614
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,819	1,827
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	22,575	22,606
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	189,750	190,066
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	151,073	150,994
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	150,526	149,789
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	36,895	36,714
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	27,642	27,610
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	280,127	278,318
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	57,257	56,888
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,884,387	1,893,076
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	520,849	523,268
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	325,726	327,244
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	9,160	9,179
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	671	672
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	68,801	68,788
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	18,030	18,043
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,995	1,996
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	115,650	116,048
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	54,906	54,840
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	91,346	91,556
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	187,064	186,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	152,123	151,236
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	95,437	94,970
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	78,884	78,498
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	40,387	40,189
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	33,666	33,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	193,646	192,395
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	318	319
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,899,116	4,945,556
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,917	3,925
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,227	9,241
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	109,682	109,763
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,432	10,436
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	131,061	130,420
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	52,057	51,997
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	23,744	23,717
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,394,940	1,407,291
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,789	1,793
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,693,412	1,694,723
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	506,911	509,198
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	497,117	495,991
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	154,897	155,156
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	29,782	29,720
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,642,743	2,632,283
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	73,822	73,530
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	42,185	41,978
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	24,606	24,578
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	561	560
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	5,000	5,021
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,302	2,309
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	362,559	363,265
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	51,689	51,801
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,100	14,129
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,753	8,770
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,976	1,981
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	10,848	10,851
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	16,027	16,027
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	76,843	77,019
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,085,117	2,076,863
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	315,482	313,938
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	74,255	74,592
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,857	37,027
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,303	33,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,194	26,316
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,550	24,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,239	11,292
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,913	10,963
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,844	5,867
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,664	5,689
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,906	2,919
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	9,691	9,729
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,731,752	3,764,793
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	319,435	319,757
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,441	3,448
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,340	3,347
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,143	2,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,452	1,456
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	36,180	36,222
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,923	13,934
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,493	9,467
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	16,560	16,464
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	80,677	81,048
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,232	37,404
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,060	37,233
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,575	29,711
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,324	14,391
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,482	12,540
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	189,769	190,615
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	92,124	92,550
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	4,900	4,923
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	19,190	19,243
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	5,045	5,046
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	30,128	30,126
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	781,580	782,474
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	48,489	48,641
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	340,271	338,286
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	75,492	75,051
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	3,493	3,532
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	7,999	8,150
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	660,813	673,883
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	17,216,743	17,400,683
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,176,665	11,282,103
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	15,891,429	16,099,123
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,365,685	2,406,801
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	9,049,212	9,145,892
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,849,012	5,904,191
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,313,996	5,387,376
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	7,106	7,244
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	6,278,055	6,345,128
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,638,815	1,667,318
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	617,996	627,522
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	285,156	290,327
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	27,957	28,476
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	119,720	122,088
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	32,017	32,649
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	30,934	31,525
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,433,061	2,469,700
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,053,692	4,123,736
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	599,295	609,652
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	57,587	58,726
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	47,747	48,690
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	34,355	35,008
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	22,191	22,610
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	950,460	964,178
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	61,789	62,776
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	1,034,388	1,053,223
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	17,161	17,487
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	10,004	10,198
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	2,920,587	2,958,758
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	45,093	45,984
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	12,812	13,065
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	23,684	24,151
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,551	18,918
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	47,029	47,911
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,063	22,498
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	9,931	10,128
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	68,395	69,654
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,321	18,665
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	13,176	13,426
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (c)	475,814	481,936
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	2,108,451	2,138,524
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	1,032,999	1,077,754
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	305,770	319,018
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,774,053	2,814,444
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,606,143	1,673,722
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,721,594	2,790,180
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	973,276	1,012,403
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	362,372	376,939
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	83,977	87,353
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	64,378	66,805
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	2,124,484	2,163,417
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	459,264	466,245
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	402,694	419,795
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	362,043	375,693
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,156,387	6,319,227
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	2,722,994	2,761,833
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	360,521	365,663
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,700,724	5,872,889
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,379,614	5,526,952
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	22,027,750	22,341,934
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	193,610	196,372
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,873,866	9,103,039
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	2,090,778	2,120,599
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	481,492	488,360
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	28,606	29,014
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	240,344	250,058
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	19,531,388	20,115,144
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,868,680	8,128,450
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	267,025	271,382
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (b)(c)	24,279	24,541
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (b)(c)	61,226	61,760
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	4,095	4,164
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (b)(c)	69	69
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (b)(c)	11,136	11,317
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	9,392	9,558
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (b)(c)	1,448	1,471
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	2,068	2,107
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	3,797	3,907
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 7.25% 3/1/2036 (b)(c)	39,992	41,461
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	7,674	8,064
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,354	1,421
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,119,100	1,177,870
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	354,051	373,513
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	352,350	372,313
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	31,179	32,963
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	181,865	190,220
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	56,616	59,343
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	9,580	9,835
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,405	8,843
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	7,651	8,048
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,398	5,685
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,711	1,794
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,300	1,359
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	850	895
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	647	680
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	305	321
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	349,203	367,855
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	98,357	103,810
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	12,049,923	12,587,640
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	533,604	557,939
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	44,805	46,951
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	43,800	45,466
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	19,333	20,245
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,712	3,910
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,816	1,913
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	778	818
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	682	719
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	22,538	23,848
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,137	1,201
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	997	1,055
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,611,885	7,939,665
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,891,446	3,020,474
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,096,387	1,147,026
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	57,312	60,546
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,069	1,129
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	665	701
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	11,791,772	12,288,490
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,797,261	1,883,219
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	612	639
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	150,072	156,758
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	46,993	49,424
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	127,999	135,275
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	35,115	36,807
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	4,062	4,294
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	7,156,305	7,377,809
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	14,773,537	15,424,715
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	47,348	50,003
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,372	2,471
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,663	2,798
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	718	757
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	8,941	9,415
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	461,851	487,573
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,799,049	22,466,967
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	9,161,887	9,551,403
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	43,754	45,778
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	6,060	6,376
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,457	3,625
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	172	180
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	91	94
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	156,934	164,976
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	11,855,649	12,366,172
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	23,159,607	23,869,212
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	5,258,698	5,501,990
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	58,265	61,183
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	11,391	11,941
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,457	8,876
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,140	1,196
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	673	706
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	452	474
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	258	265
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	56,356	59,552
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	325,861	344,190
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,082,877	2,172,569
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,691,555	17,405,104
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	11,775,455	12,136,253
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	18,881,274	19,489,294
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	15,028	15,742
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	5,815	6,099
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,025	4,221
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,623	3,806
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	300	315
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	176	185
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	755,565	788,342
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	181	192
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	25,430,872	26,210,069
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,469,680	5,699,863
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	7,452	7,650
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	78,353	82,283
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	9,611	10,074
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,816	2,965
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,498	1,575
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,220	1,279
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	161	168
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	25,996	27,455
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	29,796	31,472
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	29,334,993	30,233,811
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	600	638
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	493	520
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,627,401	2,781,777
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	10,550	11,225
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,152	3,296
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	30,738	32,227
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,536	1,636
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,284,861	2,412,042
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	563	597
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,258	3,469
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	11,240,721	11,852,002
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	4,302,524	4,490,114
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	4,756,429	5,034,412
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,128	1,205
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,745	1,834
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,851,180	11,458,233
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	6,839,211	7,129,918
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	4,812,873	5,082,122
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,451,030	3,658,383
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	9,522	9,955
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,276	2,378
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,740	3,928
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	741	788
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	25,127,025	26,532,719
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,546,983	7,867,775
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,195,566	3,364,351
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	4,396,788	4,659,591
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	6,141	6,533
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,324	1,409
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	28,396	29,758
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	22,256	23,323
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,048	5,297
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,399,504	4,644,391
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,314,768	6,696,652
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,851,702	5,146,624
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	559	595
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	7,507,263	7,915,515
Fannie Mae Mortgage pass-thru certificates 6.793% 2/1/2039 (c)	137,240	143,049
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	683	687
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	164	173
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	124	130
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,634	1,718
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	272	288
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	168	178
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	491	492
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	10,554	11,093
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	4,383	4,606
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	688	723
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	63	66
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	39	42
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	6,183	6,498
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	607	638
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	201	212
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	162	170
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	248	262
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	455	485
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	351	369
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	596	626
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	277	291
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	159	167
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	158	166
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	103	108
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	102	107
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,374	1,444
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	9,169	9,658
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	335	337
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,370	1,440
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	627	662
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	292	309
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	29	30
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	3,599	3,783
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	622	654
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	258	271
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,943	5,195
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	664	698
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	40	42
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	456	457
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	339	356
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,138	2,277
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	154	153
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	54	57
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	31	33
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	199	209
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	8,998	9,491
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	533	563
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	261	275
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	102	108
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	79	83
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	258	272
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	710	753
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	482	512
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	43	45
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	43	43
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	32	32
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	5,740	6,033
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	164	173
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	12,482	13,119
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	392	412
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	359	380
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	78	82
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	2,353	2,473
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,543	1,622
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	8,059	8,550
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,351	3,522
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,662	1,747
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,355	1,439
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	399	423
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,481	2,608
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	604	635
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	185	195
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	454	478
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	170	179
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,057	1,117
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	1,048	1,113
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	240	253
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	115	122
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	3,953	4,262
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	701	703
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	46	46
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	1,053	1,107
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	261	274
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	289	304
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	269	271
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	96	101
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	811	852
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	99	105
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	13,545	14,378
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,409	3,617
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	997	1,001
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	488	513
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	689	724
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	535	563
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	379	398
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	2,898	3,046
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	100	106
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	2,199	2,311
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	3,618	3,803
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	312	328
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	151	159
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	92	97
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,768	2,941
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	637	641
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	953	967
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	919	938
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	794	810
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	320	327
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	287	293
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	162	166
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	96	98
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	81	83
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	469	489
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	303	309
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	9,220	9,527
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,601	2,723
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	328	341
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	940	956
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	529	540
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	258	262
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	226	229
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	180	180
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	230	234
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	168	174
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	18,980	19,937
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	855	875
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	286	293
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	211	215
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	414	423
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	216	224
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,210	1,280
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	301	304
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	245	249
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	149	153
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,531	2,647
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	1,082	1,126
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	57	60
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	516	545
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,165	1,182
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	237	244
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	22	21
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	346	351
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	382	390
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	939	954
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	70	70
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	630	643
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	92	94
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	586	608
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	179	180
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	367	372
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	56	56
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	1,235	1,271
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	2,835	2,952
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	157	159
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	151	153
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	2,911	2,959
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,669	1,728
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	167	172
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	123	124
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	118	122
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	5,414	5,637
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	3,386	3,528
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,502	2,615
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,313	2,404
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,714	1,790
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,358	1,414
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,209	1,263
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	801	831
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	309	315
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	162	167
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	148	149
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	36	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	12,482	12,763
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	296	312
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	631	644
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	895	932
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	707	738
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	454	471
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	71	74
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	60	63
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	7,926	8,554
Freddie Mac Gold Pool 1.5% 1/1/2036	7,346,166	6,659,730
Freddie Mac Gold Pool 1.5% 1/1/2051	1,201,658	938,247
Freddie Mac Gold Pool 1.5% 10/1/2035	9,916,836	9,014,985
Freddie Mac Gold Pool 1.5% 11/1/2035	8,591,332	7,788,546
Freddie Mac Gold Pool 1.5% 11/1/2035	8,252,367	7,481,254
Freddie Mac Gold Pool 1.5% 11/1/2035	84,249	76,376
Freddie Mac Gold Pool 1.5% 11/1/2050	706,001	553,227
Freddie Mac Gold Pool 1.5% 12/1/2035	16,005,012	14,509,481
Freddie Mac Gold Pool 1.5% 12/1/2040	939,711	800,171
Freddie Mac Gold Pool 1.5% 12/1/2050	473,621	371,133
Freddie Mac Gold Pool 1.5% 12/1/2050	126,330	99,111
Freddie Mac Gold Pool 1.5% 2/1/2041	1,625,795	1,381,013
Freddie Mac Gold Pool 1.5% 2/1/2051	31,513,046	24,427,933
Freddie Mac Gold Pool 1.5% 3/1/2036	39,835	36,113
Freddie Mac Gold Pool 1.5% 3/1/2041	1,645,006	1,397,407
Freddie Mac Gold Pool 1.5% 3/1/2051	9,185,840	7,120,577
Freddie Mac Gold Pool 1.5% 3/1/2051	179,908	141,145
Freddie Mac Gold Pool 1.5% 4/1/2041	1,684,072	1,428,388
Freddie Mac Gold Pool 1.5% 5/1/2036	69,863	63,313
Freddie Mac Gold Pool 1.5% 6/1/2051	442,374	347,062
Freddie Mac Gold Pool 1.5% 7/1/2035	10,183,464	9,289,189
Freddie Mac Gold Pool 1.5% 8/1/2035	6,946,281	6,314,577
Freddie Mac Gold Pool 2% 10/1/2041	8,915,081	7,801,592
Freddie Mac Gold Pool 2% 10/1/2051	28,354,387	23,297,203
Freddie Mac Gold Pool 2% 10/1/2051	3,755,922	3,093,072
Freddie Mac Gold Pool 2% 10/1/2051	1,364,093	1,121,651
Freddie Mac Gold Pool 2% 11/1/2041	5,497,265	4,808,522
Freddie Mac Gold Pool 2% 11/1/2050	17,824,596	14,556,344
Freddie Mac Gold Pool 2% 11/1/2050	18,444	15,085
Freddie Mac Gold Pool 2% 11/1/2051	24,739,324	20,326,909
Freddie Mac Gold Pool 2% 11/1/2051	15,695,289	12,851,792
Freddie Mac Gold Pool 2% 11/1/2051	1,851,858	1,522,725
Freddie Mac Gold Pool 2% 11/1/2051	1,166,950	959,547
Freddie Mac Gold Pool 2% 2/1/2041	2,903,256	2,556,205
Freddie Mac Gold Pool 2% 2/1/2042	1,035,044	903,730
Freddie Mac Gold Pool 2% 2/1/2051	3,659,927	2,985,425
Freddie Mac Gold Pool 2% 2/1/2052	37,421,373	30,735,341
Freddie Mac Gold Pool 2% 3/1/2041	1,808,187	1,598,618
Freddie Mac Gold Pool 2% 3/1/2051	6,110,442	4,984,325
Freddie Mac Gold Pool 2% 3/1/2051	364,573	297,726
Freddie Mac Gold Pool 2% 5/1/2041	2,725,607	2,394,402
Freddie Mac Gold Pool 2% 5/1/2051	80,307,391	66,310,311
Freddie Mac Gold Pool 2% 5/1/2051	6,126,549	4,993,635
Freddie Mac Gold Pool 2% 5/1/2051	547,869	448,099
Freddie Mac Gold Pool 2% 6/1/2035	34,449,211	32,169,653
Freddie Mac Gold Pool 2% 6/1/2041	4,558,002	4,001,330
Freddie Mac Gold Pool 2% 6/1/2050	90,937,897	74,292,280
Freddie Mac Gold Pool 2% 6/1/2050	19,628,503	16,182,841
Freddie Mac Gold Pool 2% 7/1/2041	21,624,820	19,003,561
Freddie Mac Gold Pool 2% 7/1/2041	16,728	14,674
Freddie Mac Gold Pool 2% 8/1/2051	1,222,711	998,520
Freddie Mac Gold Pool 2% 9/1/2050	50,147,908	40,952,974
Freddie Mac Gold Pool 2.5% 1/1/2031	51,446	50,065
Freddie Mac Gold Pool 2.5% 1/1/2033	48,868	47,112
Freddie Mac Gold Pool 2.5% 1/1/2042	9,104,134	8,156,136
Freddie Mac Gold Pool 2.5% 1/1/2052	5,371,852	4,615,539
Freddie Mac Gold Pool 2.5% 10/1/2029	340,366	333,544
Freddie Mac Gold Pool 2.5% 10/1/2031	283,477	275,222
Freddie Mac Gold Pool 2.5% 10/1/2041	4,428,573	3,974,882
Freddie Mac Gold Pool 2.5% 10/1/2050	36,306,650	31,410,542
Freddie Mac Gold Pool 2.5% 11/1/2031	1,649,756	1,597,831
Freddie Mac Gold Pool 2.5% 11/1/2031	261,732	253,489
Freddie Mac Gold Pool 2.5% 11/1/2032	57,944	55,849
Freddie Mac Gold Pool 2.5% 11/1/2041	6,167,581	5,559,173
Freddie Mac Gold Pool 2.5% 11/1/2041	1,762,686	1,585,664
Freddie Mac Gold Pool 2.5% 11/1/2041	816,943	736,550
Freddie Mac Gold Pool 2.5% 11/1/2050	76,938,522	66,346,642
Freddie Mac Gold Pool 2.5% 11/1/2051	2,334,587	2,013,921
Freddie Mac Gold Pool 2.5% 12/1/2031	1,877,815	1,818,749
Freddie Mac Gold Pool 2.5% 12/1/2031	33,161	32,104
Freddie Mac Gold Pool 2.5% 12/1/2032	21,297	20,518
Freddie Mac Gold Pool 2.5% 12/1/2051	12,762,242	10,925,541
Freddie Mac Gold Pool 2.5% 12/1/2051	1,297,048	1,118,893
Freddie Mac Gold Pool 2.5% 2/1/2032	27,026	26,153
Freddie Mac Gold Pool 2.5% 2/1/2033	23,719	22,842
Freddie Mac Gold Pool 2.5% 2/1/2042	1,155,647	1,040,513
Freddie Mac Gold Pool 2.5% 2/1/2051	25,789,075	22,287,130
Freddie Mac Gold Pool 2.5% 3/1/2050	2,795,212	2,390,314
Freddie Mac Gold Pool 2.5% 3/1/2051	5,057,271	4,326,284
Freddie Mac Gold Pool 2.5% 4/1/2033	370,233	356,541
Freddie Mac Gold Pool 2.5% 4/1/2033	172,938	166,320
Freddie Mac Gold Pool 2.5% 4/1/2042	1,141,719	1,024,066
Freddie Mac Gold Pool 2.5% 4/1/2052	2,572,789	2,217,798
Freddie Mac Gold Pool 2.5% 5/1/2030	22,138	21,620
Freddie Mac Gold Pool 2.5% 5/1/2034	332,108	318,207
Freddie Mac Gold Pool 2.5% 5/1/2041	3,425,978	3,088,835
Freddie Mac Gold Pool 2.5% 5/1/2041	2,462,956	2,232,039
Freddie Mac Gold Pool 2.5% 5/1/2051	22,059,171	19,001,675
Freddie Mac Gold Pool 2.5% 5/1/2051	2,437,458	2,104,186
Freddie Mac Gold Pool 2.5% 6/1/2030	24,931	24,328
Freddie Mac Gold Pool 2.5% 6/1/2031	450,295	437,368
Freddie Mac Gold Pool 2.5% 6/1/2031	183,844	178,950
Freddie Mac Gold Pool 2.5% 6/1/2041	1,360,874	1,227,908
Freddie Mac Gold Pool 2.5% 7/1/2031	770,576	748,465
Freddie Mac Gold Pool 2.5% 7/1/2032	2,148,157	2,075,409
Freddie Mac Gold Pool 2.5% 7/1/2033	633,538	609,290
Freddie Mac Gold Pool 2.5% 8/1/2031	1,282,089	1,244,744
Freddie Mac Gold Pool 2.5% 8/1/2041	7,121,752	6,398,828
Freddie Mac Gold Pool 2.5% 8/1/2041	669,261	604,176
Freddie Mac Gold Pool 2.5% 8/1/2050	6,874,659	5,941,137
Freddie Mac Gold Pool 2.5% 9/1/2032	294,619	284,327
Freddie Mac Gold Pool 2.5% 9/1/2032	200,811	195,718
Freddie Mac Gold Pool 2.5% 9/1/2041	1,461,412	1,318,006
Freddie Mac Gold Pool 3% 1/1/2033	496,017	483,536
Freddie Mac Gold Pool 3% 1/1/2034	138,779	135,200
Freddie Mac Gold Pool 3% 1/1/2043	144,878	133,541
Freddie Mac Gold Pool 3% 1/1/2043	121,271	112,449
Freddie Mac Gold Pool 3% 1/1/2052	4,615,033	4,112,042
Freddie Mac Gold Pool 3% 1/1/2052	1,482,149	1,320,610
Freddie Mac Gold Pool 3% 1/1/2052	229,617	204,591
Freddie Mac Gold Pool 3% 10/1/2042	48,387	44,721
Freddie Mac Gold Pool 3% 10/1/2045	12,034	10,954
Freddie Mac Gold Pool 3% 10/1/2049	4,307,474	3,860,886
Freddie Mac Gold Pool 3% 10/1/2049	123,805	110,970
Freddie Mac Gold Pool 3% 10/1/2051	13,732,280	12,304,263
Freddie Mac Gold Pool 3% 11/1/2042	121,705	112,869
Freddie Mac Gold Pool 3% 11/1/2042	49,163	45,777
Freddie Mac Gold Pool 3% 11/1/2045	724,996	659,302
Freddie Mac Gold Pool 3% 11/1/2045	242,764	220,919
Freddie Mac Gold Pool 3% 11/1/2049	8,657,794	7,814,289
Freddie Mac Gold Pool 3% 11/1/2049	255,784	229,265
Freddie Mac Gold Pool 3% 11/1/2050	943,116	842,979
Freddie Mac Gold Pool 3% 11/1/2051	2,152,237	1,917,665
Freddie Mac Gold Pool 3% 12/1/2030	341,968	335,821
Freddie Mac Gold Pool 3% 12/1/2032	462,370	452,957
Freddie Mac Gold Pool 3% 12/1/2032	86,402	84,446
Freddie Mac Gold Pool 3% 12/1/2042	2,109,240	1,957,795
Freddie Mac Gold Pool 3% 12/1/2042	187,568	174,057
Freddie Mac Gold Pool 3% 12/1/2042	69,517	64,495
Freddie Mac Gold Pool 3% 12/1/2045	482,105	439,424
Freddie Mac Gold Pool 3% 12/1/2046	4,659,043	4,248,032
Freddie Mac Gold Pool 3% 12/1/2049	440,636	394,952
Freddie Mac Gold Pool 3% 12/1/2049	5,603	5,022
Freddie Mac Gold Pool 3% 12/1/2050	7,714,369	6,895,278
Freddie Mac Gold Pool 3% 2/1/2033	329,102	323,455
Freddie Mac Gold Pool 3% 2/1/2034	18,040	17,538
Freddie Mac Gold Pool 3% 2/1/2037	609,608	580,566
Freddie Mac Gold Pool 3% 2/1/2037	32,182	30,649
Freddie Mac Gold Pool 3% 2/1/2043	668,570	621,279
Freddie Mac Gold Pool 3% 2/1/2043	144,767	134,850
Freddie Mac Gold Pool 3% 2/1/2043	112,518	104,131
Freddie Mac Gold Pool 3% 2/1/2043	105,092	97,367
Freddie Mac Gold Pool 3% 2/1/2043	70,435	65,372
Freddie Mac Gold Pool 3% 2/1/2043	70,146	64,856
Freddie Mac Gold Pool 3% 2/1/2050	9,758,873	8,789,794
Freddie Mac Gold Pool 3% 2/1/2052	765,613	681,690
Freddie Mac Gold Pool 3% 3/1/2033	106,910	104,342
Freddie Mac Gold Pool 3% 3/1/2043	74,771	69,361
Freddie Mac Gold Pool 3% 3/1/2045	26,980	24,570
Freddie Mac Gold Pool 3% 3/1/2050	7,839,293	7,026,536
Freddie Mac Gold Pool 3% 3/1/2051	35,870	32,095
Freddie Mac Gold Pool 3% 3/1/2052	2,306,270	2,053,468
Freddie Mac Gold Pool 3% 4/1/2032	51,927	50,944
Freddie Mac Gold Pool 3% 4/1/2032	18,078	17,741
Freddie Mac Gold Pool 3% 4/1/2034	1,097,471	1,068,829
Freddie Mac Gold Pool 3% 4/1/2043	30,457	28,269
Freddie Mac Gold Pool 3% 4/1/2045	172,714	158,334
Freddie Mac Gold Pool 3% 4/1/2045	14,086	12,820
Freddie Mac Gold Pool 3% 4/1/2046	263,391	240,484
Freddie Mac Gold Pool 3% 4/1/2046	240,391	219,484
Freddie Mac Gold Pool 3% 4/1/2050	14,083,053	12,680,173
Freddie Mac Gold Pool 3% 4/1/2050	7,841,037	7,028,100
Freddie Mac Gold Pool 3% 4/1/2050	8,739	7,825
Freddie Mac Gold Pool 3% 5/1/2045	99,311	90,687
Freddie Mac Gold Pool 3% 5/1/2045	98,588	90,059
Freddie Mac Gold Pool 3% 5/1/2045	56,641	51,812
Freddie Mac Gold Pool 3% 5/1/2045	33,502	30,604
Freddie Mac Gold Pool 3% 5/1/2046	4,285,963	3,913,222
Freddie Mac Gold Pool 3% 5/1/2046	674,432	615,778
Freddie Mac Gold Pool 3% 5/1/2051	2,048,115	1,830,651
Freddie Mac Gold Pool 3% 6/1/2031	401,758	394,643
Freddie Mac Gold Pool 3% 6/1/2031	151,952	149,303
Freddie Mac Gold Pool 3% 6/1/2031	89,795	88,120
Freddie Mac Gold Pool 3% 6/1/2031	50,799	49,955
Freddie Mac Gold Pool 3% 6/1/2031	47,107	46,202
Freddie Mac Gold Pool 3% 6/1/2031	36,346	35,638
Freddie Mac Gold Pool 3% 6/1/2031	32,182	31,647
Freddie Mac Gold Pool 3% 6/1/2045	685,794	627,484
Freddie Mac Gold Pool 3% 6/1/2045	247,068	226,788
Freddie Mac Gold Pool 3% 6/1/2045	94,021	86,357
Freddie Mac Gold Pool 3% 6/1/2045	30,605	28,113
Freddie Mac Gold Pool 3% 6/1/2046	4,277,770	3,904,405
Freddie Mac Gold Pool 3% 6/1/2050	14,419,075	13,000,746
Freddie Mac Gold Pool 3% 6/1/2050	26,498	23,742
Freddie Mac Gold Pool 3% 6/1/2052	7,575,724	6,745,313
Freddie Mac Gold Pool 3% 7/1/2032	91,215	89,290
Freddie Mac Gold Pool 3% 7/1/2043	3,093,411	2,865,118
Freddie Mac Gold Pool 3% 7/1/2043	766,821	709,607
Freddie Mac Gold Pool 3% 7/1/2045	208,904	191,104
Freddie Mac Gold Pool 3% 7/1/2045	168,667	153,844
Freddie Mac Gold Pool 3% 7/1/2045	73,135	68,314
Freddie Mac Gold Pool 3% 7/1/2045	73,770	67,214
Freddie Mac Gold Pool 3% 7/1/2045	28,754	26,413
Freddie Mac Gold Pool 3% 7/1/2051	650,933	580,802
Freddie Mac Gold Pool 3% 8/1/2032	114,367	111,987
Freddie Mac Gold Pool 3% 8/1/2032	75,110	73,485
Freddie Mac Gold Pool 3% 8/1/2042	27,353	25,428
Freddie Mac Gold Pool 3% 8/1/2042	21,023	19,474
Freddie Mac Gold Pool 3% 8/1/2045	177,591	162,195
Freddie Mac Gold Pool 3% 8/1/2045	121,344	111,058
Freddie Mac Gold Pool 3% 8/1/2045	106,555	97,910
Freddie Mac Gold Pool 3% 8/1/2045	86,793	79,752
Freddie Mac Gold Pool 3% 8/1/2045	39,200	36,010
Freddie Mac Gold Pool 3% 9/1/2049	62,369	56,390
Freddie Mac Gold Pool 3% 9/1/2051	1,925,555	1,719,299
Freddie Mac Gold Pool 3.5% 1/1/2043	17,769	16,902
Freddie Mac Gold Pool 3.5% 1/1/2044	3,457,923	3,309,021
Freddie Mac Gold Pool 3.5% 1/1/2044	1,741,351	1,665,425
Freddie Mac Gold Pool 3.5% 1/1/2045	226,065	216,154
Freddie Mac Gold Pool 3.5% 1/1/2046	534,055	503,704
Freddie Mac Gold Pool 3.5% 1/1/2046	140,582	132,962
Freddie Mac Gold Pool 3.5% 1/1/2048	24,441	23,108
Freddie Mac Gold Pool 3.5% 1/1/2052	417,380	388,107
Freddie Mac Gold Pool 3.5% 10/1/2034	2,458,878	2,414,657
Freddie Mac Gold Pool 3.5% 10/1/2040	202,399	193,989
Freddie Mac Gold Pool 3.5% 10/1/2042	398,421	381,061
Freddie Mac Gold Pool 3.5% 10/1/2042	54,534	52,081
Freddie Mac Gold Pool 3.5% 10/1/2047	109,583	103,644
Freddie Mac Gold Pool 3.5% 10/1/2050	334,952	312,507
Freddie Mac Gold Pool 3.5% 10/1/2051	8,436,389	7,855,253
Freddie Mac Gold Pool 3.5% 10/1/2051	2,776,336	2,594,634
Freddie Mac Gold Pool 3.5% 10/1/2051	1,018,009	940,885
Freddie Mac Gold Pool 3.5% 11/1/2033	4,736,795	4,663,312
Freddie Mac Gold Pool 3.5% 11/1/2040	422,275	405,735
Freddie Mac Gold Pool 3.5% 11/1/2045	54,531	51,644
Freddie Mac Gold Pool 3.5% 11/1/2047	727,406	687,983
Freddie Mac Gold Pool 3.5% 11/1/2047	592,262	557,863
Freddie Mac Gold Pool 3.5% 11/1/2047	217,107	203,616
Freddie Mac Gold Pool 3.5% 12/1/2029	11,034	10,980
Freddie Mac Gold Pool 3.5% 12/1/2033	581,812	573,825
Freddie Mac Gold Pool 3.5% 12/1/2040	407,125	386,532
Freddie Mac Gold Pool 3.5% 12/1/2046	455,375	428,926
Freddie Mac Gold Pool 3.5% 12/1/2047	166,967	157,866
Freddie Mac Gold Pool 3.5% 12/1/2051	1,415,677	1,316,389
Freddie Mac Gold Pool 3.5% 2/1/2030	25,202	25,063
Freddie Mac Gold Pool 3.5% 2/1/2034	6,802,999	6,711,265
Freddie Mac Gold Pool 3.5% 2/1/2034	3,637,739	3,565,248
Freddie Mac Gold Pool 3.5% 2/1/2043	4,663,305	4,455,333
Freddie Mac Gold Pool 3.5% 2/1/2043	697,427	668,042
Freddie Mac Gold Pool 3.5% 2/1/2043	255,137	245,159
Freddie Mac Gold Pool 3.5% 2/1/2045	37,232	35,533
Freddie Mac Gold Pool 3.5% 2/1/2046	7,221	6,810
Freddie Mac Gold Pool 3.5% 2/1/2051	513,777	478,868
Freddie Mac Gold Pool 3.5% 2/1/2052	3,556,213	3,320,135
Freddie Mac Gold Pool 3.5% 3/1/2032	3,552,702	3,516,099
Freddie Mac Gold Pool 3.5% 3/1/2045	1,160,809	1,100,211
Freddie Mac Gold Pool 3.5% 3/1/2045	317,612	301,604
Freddie Mac Gold Pool 3.5% 3/1/2045	251,343	238,572
Freddie Mac Gold Pool 3.5% 3/1/2045	102,757	98,286
Freddie Mac Gold Pool 3.5% 3/1/2046	2,467,723	2,339,678
Freddie Mac Gold Pool 3.5% 3/1/2046	21,341	20,128
Freddie Mac Gold Pool 3.5% 3/1/2050	8,748	8,157
Freddie Mac Gold Pool 3.5% 3/1/2052	14,982,149	13,978,205
Freddie Mac Gold Pool 3.5% 3/1/2052	8,238,779	7,681,811
Freddie Mac Gold Pool 3.5% 3/1/2052	7,742,964	7,204,755
Freddie Mac Gold Pool 3.5% 4/1/2040	500,560	481,273
Freddie Mac Gold Pool 3.5% 4/1/2042	5,687,301	5,461,931
Freddie Mac Gold Pool 3.5% 4/1/2042	143,743	137,785
Freddie Mac Gold Pool 3.5% 4/1/2043	935,714	893,397
Freddie Mac Gold Pool 3.5% 4/1/2043	401,705	383,675
Freddie Mac Gold Pool 3.5% 4/1/2043	320,435	306,355
Freddie Mac Gold Pool 3.5% 4/1/2043	27,947	26,633
Freddie Mac Gold Pool 3.5% 4/1/2046	1,554,925	1,466,556
Freddie Mac Gold Pool 3.5% 4/1/2046	1,536,542	1,449,218
Freddie Mac Gold Pool 3.5% 4/1/2046	71,908	67,821
Freddie Mac Gold Pool 3.5% 4/1/2047	5,089,204	4,746,590
Freddie Mac Gold Pool 3.5% 4/1/2050	17,442	16,284
Freddie Mac Gold Pool 3.5% 4/1/2052	5,349,611	5,021,228
Freddie Mac Gold Pool 3.5% 5/1/2030	56,514	56,183
Freddie Mac Gold Pool 3.5% 5/1/2030	25,677	25,527
Freddie Mac Gold Pool 3.5% 5/1/2030	13,246	13,170
Freddie Mac Gold Pool 3.5% 5/1/2034	680,462	670,326
Freddie Mac Gold Pool 3.5% 5/1/2038	495,203	483,376
Freddie Mac Gold Pool 3.5% 5/1/2040	955,448	919,221
Freddie Mac Gold Pool 3.5% 5/1/2040	137,654	132,393
Freddie Mac Gold Pool 3.5% 5/1/2045	3,402,233	3,218,985
Freddie Mac Gold Pool 3.5% 5/1/2045	150,871	142,805
Freddie Mac Gold Pool 3.5% 5/1/2045	76,097	72,120
Freddie Mac Gold Pool 3.5% 5/1/2045	34,265	32,795
Freddie Mac Gold Pool 3.5% 5/1/2045	31,680	29,870
Freddie Mac Gold Pool 3.5% 5/1/2046	11,912,085	11,272,327
Freddie Mac Gold Pool 3.5% 5/1/2046	26,867	25,340
Freddie Mac Gold Pool 3.5% 5/1/2046	7,105	6,701
Freddie Mac Gold Pool 3.5% 5/1/2047	3,444,519	3,207,245
Freddie Mac Gold Pool 3.5% 6/1/2030	27,814	27,651
Freddie Mac Gold Pool 3.5% 6/1/2030	15,574	15,465
Freddie Mac Gold Pool 3.5% 6/1/2032	5,927,579	5,862,640
Freddie Mac Gold Pool 3.5% 6/1/2040	846,927	815,949
Freddie Mac Gold Pool 3.5% 6/1/2045	4,472,114	4,241,833
Freddie Mac Gold Pool 3.5% 6/1/2045	4,144,255	3,923,937
Freddie Mac Gold Pool 3.5% 6/1/2045	674,015	639,909
Freddie Mac Gold Pool 3.5% 6/1/2045	242,300	230,075
Freddie Mac Gold Pool 3.5% 6/1/2045	49,220	46,725
Freddie Mac Gold Pool 3.5% 6/1/2050	7,034,809	6,567,807
Freddie Mac Gold Pool 3.5% 6/1/2051	553,445	515,494
Freddie Mac Gold Pool 3.5% 6/1/2052	212,599	196,493
Freddie Mac Gold Pool 3.5% 7/1/2032	770,149	761,845
Freddie Mac Gold Pool 3.5% 7/1/2040	80,537	77,347
Freddie Mac Gold Pool 3.5% 7/1/2042	2,917,431	2,788,380
Freddie Mac Gold Pool 3.5% 7/1/2046	145,613	137,156
Freddie Mac Gold Pool 3.5% 7/1/2046	37,511	35,332
Freddie Mac Gold Pool 3.5% 7/1/2047	1,769,825	1,674,459
Freddie Mac Gold Pool 3.5% 7/1/2051	21,812,174	20,316,472
Freddie Mac Gold Pool 3.5% 8/1/2034	1,153,264	1,135,659
Freddie Mac Gold Pool 3.5% 8/1/2040	547,395	526,409
Freddie Mac Gold Pool 3.5% 8/1/2042	185,701	177,600
Freddie Mac Gold Pool 3.5% 8/1/2045	4,590	4,336
Freddie Mac Gold Pool 3.5% 8/1/2046	14,168	13,434
Freddie Mac Gold Pool 3.5% 8/1/2047	2,750,762	2,602,539
Freddie Mac Gold Pool 3.5% 8/1/2047	320,875	303,484
Freddie Mac Gold Pool 3.5% 8/1/2047	204,466	193,448
Freddie Mac Gold Pool 3.5% 8/1/2051	3,863,235	3,611,606
Freddie Mac Gold Pool 3.5% 8/1/2051	674,209	627,978
Freddie Mac Gold Pool 3.5% 9/1/2040	438,931	422,558
Freddie Mac Gold Pool 3.5% 9/1/2042	6,512,550	6,220,973
Freddie Mac Gold Pool 3.5% 9/1/2042	3,632,531	3,468,273
Freddie Mac Gold Pool 3.5% 9/1/2042	21,758	20,776
Freddie Mac Gold Pool 3.5% 9/1/2046	10,304,750	9,751,350
Freddie Mac Gold Pool 3.5% 9/1/2046	1,250,875	1,178,222
Freddie Mac Gold Pool 3.5% 9/1/2047	54,662	51,700
Freddie Mac Gold Pool 3.5% 9/1/2047	51,542	48,749
Freddie Mac Gold Pool 3.5% 9/1/2051	2,785,519	2,593,640
Freddie Mac Gold Pool 4% 1/1/2036	3,945,483	3,930,068
Freddie Mac Gold Pool 4% 1/1/2039	116,952	115,508
Freddie Mac Gold Pool 4% 1/1/2041	1,389,962	1,363,860
Freddie Mac Gold Pool 4% 1/1/2041	66,503	65,422
Freddie Mac Gold Pool 4% 1/1/2041	16,704	16,359
Freddie Mac Gold Pool 4% 1/1/2042	473,924	464,013
Freddie Mac Gold Pool 4% 1/1/2043	35,613	34,694
Freddie Mac Gold Pool 4% 1/1/2044	107,084	104,096
Freddie Mac Gold Pool 4% 1/1/2044	82,270	80,109
Freddie Mac Gold Pool 4% 1/1/2049	2,425,634	2,333,178
Freddie Mac Gold Pool 4% 10/1/2040	21,545	21,132
Freddie Mac Gold Pool 4% 10/1/2041	1,623,522	1,590,528
Freddie Mac Gold Pool 4% 10/1/2041	156,528	153,433
Freddie Mac Gold Pool 4% 10/1/2041	132,835	130,105
Freddie Mac Gold Pool 4% 10/1/2042	54,998	53,708
Freddie Mac Gold Pool 4% 10/1/2042	26,760	26,362
Freddie Mac Gold Pool 4% 10/1/2042	18,741	18,258
Freddie Mac Gold Pool 4% 10/1/2043	266,853	259,739
Freddie Mac Gold Pool 4% 10/1/2043	89,057	86,563
Freddie Mac Gold Pool 4% 10/1/2043	38,200	37,142
Freddie Mac Gold Pool 4% 10/1/2043	35,560	34,706
Freddie Mac Gold Pool 4% 10/1/2044	188,623	183,106
Freddie Mac Gold Pool 4% 10/1/2045	70,643	68,793
Freddie Mac Gold Pool 4% 10/1/2052	2,808,093	2,701,936
Freddie Mac Gold Pool 4% 11/1/2041	605,618	591,839
Freddie Mac Gold Pool 4% 11/1/2041	18,353	18,123
Freddie Mac Gold Pool 4% 11/1/2041	7,856	7,700
Freddie Mac Gold Pool 4% 11/1/2042	3,066,352	3,005,127
Freddie Mac Gold Pool 4% 11/1/2042	1,918,323	1,878,899
Freddie Mac Gold Pool 4% 11/1/2042	235,744	230,272
Freddie Mac Gold Pool 4% 11/1/2042	204,187	199,142
Freddie Mac Gold Pool 4% 11/1/2042	126,796	123,853
Freddie Mac Gold Pool 4% 11/1/2042	69,808	68,037
Freddie Mac Gold Pool 4% 11/1/2042	6,630	6,574
Freddie Mac Gold Pool 4% 11/1/2043	5,929	5,790
Freddie Mac Gold Pool 4% 11/1/2047	1,450,669	1,401,583
Freddie Mac Gold Pool 4% 12/1/2040	68,983	67,705
Freddie Mac Gold Pool 4% 12/1/2040	33,825	33,244
Freddie Mac Gold Pool 4% 12/1/2040	13,221	12,978
Freddie Mac Gold Pool 4% 12/1/2040	5,434	5,335
Freddie Mac Gold Pool 4% 12/1/2042	107,232	104,600
Freddie Mac Gold Pool 4% 12/1/2042	57,234	56,130
Freddie Mac Gold Pool 4% 12/1/2045	18,316	17,769
Freddie Mac Gold Pool 4% 12/1/2047	2,342,331	2,263,075
Freddie Mac Gold Pool 4% 2/1/2041	1,318,273	1,292,872
Freddie Mac Gold Pool 4% 2/1/2041	1,224,146	1,201,408
Freddie Mac Gold Pool 4% 2/1/2041	366,487	359,109
Freddie Mac Gold Pool 4% 2/1/2042	497,362	486,065
Freddie Mac Gold Pool 4% 2/1/2042	195,357	191,561
Freddie Mac Gold Pool 4% 2/1/2043	190,877	186,125
Freddie Mac Gold Pool 4% 2/1/2043	145,997	142,229
Freddie Mac Gold Pool 4% 2/1/2043	114,632	111,606
Freddie Mac Gold Pool 4% 2/1/2043	62,929	61,279
Freddie Mac Gold Pool 4% 2/1/2044	115,051	112,029
Freddie Mac Gold Pool 4% 2/1/2044	58,944	57,481
Freddie Mac Gold Pool 4% 2/1/2044	57,281	55,638
Freddie Mac Gold Pool 4% 2/1/2045	2,316,117	2,252,856
Freddie Mac Gold Pool 4% 2/1/2046	579,324	563,347
Freddie Mac Gold Pool 4% 2/1/2046	22,716	22,068
Freddie Mac Gold Pool 4% 2/1/2046	12,687	12,329
Freddie Mac Gold Pool 4% 2/1/2048	1,495,786	1,448,446
Freddie Mac Gold Pool 4% 2/1/2048	161,600	156,637
Freddie Mac Gold Pool 4% 3/1/2042	208,795	203,962
Freddie Mac Gold Pool 4% 3/1/2042	204,678	200,506
Freddie Mac Gold Pool 4% 3/1/2042	19,725	19,230
Freddie Mac Gold Pool 4% 3/1/2043	60,927	59,686
Freddie Mac Gold Pool 4% 3/1/2043	38,510	37,510
Freddie Mac Gold Pool 4% 3/1/2044	126,727	123,208
Freddie Mac Gold Pool 4% 4/1/2040	2,446	2,419
Freddie Mac Gold Pool 4% 4/1/2042	1,285,149	1,255,775
Freddie Mac Gold Pool 4% 4/1/2042	975,789	955,675
Freddie Mac Gold Pool 4% 4/1/2042	37,424	36,486
Freddie Mac Gold Pool 4% 4/1/2042	36,609	35,693
Freddie Mac Gold Pool 4% 4/1/2042	33,316	32,734
Freddie Mac Gold Pool 4% 4/1/2042	26,465	25,987
Freddie Mac Gold Pool 4% 4/1/2043	3,238,227	3,165,336
Freddie Mac Gold Pool 4% 4/1/2043	101,563	99,150
Freddie Mac Gold Pool 4% 4/1/2043	35,494	34,960
Freddie Mac Gold Pool 4% 4/1/2046	787,735	765,266
Freddie Mac Gold Pool 4% 4/1/2046	164,335	159,545
Freddie Mac Gold Pool 4% 4/1/2048	530,978	513,676
Freddie Mac Gold Pool 4% 4/1/2048	444,563	430,077
Freddie Mac Gold Pool 4% 4/1/2048	240,894	233,044
Freddie Mac Gold Pool 4% 4/1/2048	91,344	88,367
Freddie Mac Gold Pool 4% 4/1/2048	26,537	25,673
Freddie Mac Gold Pool 4% 5/1/2042	164,270	161,159
Freddie Mac Gold Pool 4% 5/1/2043	124,709	121,456
Freddie Mac Gold Pool 4% 5/1/2043	43,148	41,977
Freddie Mac Gold Pool 4% 5/1/2043	42,277	41,141
Freddie Mac Gold Pool 4% 5/1/2043	39,027	37,975
Freddie Mac Gold Pool 4% 5/1/2043	12,832	12,516
Freddie Mac Gold Pool 4% 5/1/2045	765,459	750,045
Freddie Mac Gold Pool 4% 5/1/2045	199,285	193,155
Freddie Mac Gold Pool 4% 5/1/2053	12,318,142	11,802,429
Freddie Mac Gold Pool 4% 6/1/2038	60,025	59,415
Freddie Mac Gold Pool 4% 6/1/2038	44,615	44,162
Freddie Mac Gold Pool 4% 6/1/2041	49,919	48,844
Freddie Mac Gold Pool 4% 6/1/2041	7,756	7,713
Freddie Mac Gold Pool 4% 6/1/2043	115,062	112,766
Freddie Mac Gold Pool 4% 6/1/2043	64,719	62,995
Freddie Mac Gold Pool 4% 6/1/2044	45,297	44,170
Freddie Mac Gold Pool 4% 6/1/2045	131,488	127,683
Freddie Mac Gold Pool 4% 7/1/2041	208,031	203,604
Freddie Mac Gold Pool 4% 7/1/2042	1,992,110	1,944,071
Freddie Mac Gold Pool 4% 7/1/2043	261,930	255,077
Freddie Mac Gold Pool 4% 7/1/2043	202,701	197,788
Freddie Mac Gold Pool 4% 7/1/2043	112,138	109,416
Freddie Mac Gold Pool 4% 7/1/2043	70,648	68,743
Freddie Mac Gold Pool 4% 7/1/2043	65,024	63,251
Freddie Mac Gold Pool 4% 7/1/2043	62,473	60,764
Freddie Mac Gold Pool 4% 7/1/2043	23,355	22,726
Freddie Mac Gold Pool 4% 7/1/2044	148,448	145,556
Freddie Mac Gold Pool 4% 7/1/2044	96,379	93,695
Freddie Mac Gold Pool 4% 7/1/2044	95,448	92,690
Freddie Mac Gold Pool 4% 7/1/2044	24,397	23,690
Freddie Mac Gold Pool 4% 7/1/2045	373,682	362,668
Freddie Mac Gold Pool 4% 8/1/2038	306,627	302,842
Freddie Mac Gold Pool 4% 8/1/2038	230,372	227,528
Freddie Mac Gold Pool 4% 8/1/2043	122,244	119,024
Freddie Mac Gold Pool 4% 8/1/2043	96,823	94,869
Freddie Mac Gold Pool 4% 8/1/2043	70,539	69,190
Freddie Mac Gold Pool 4% 8/1/2043	34,765	33,920
Freddie Mac Gold Pool 4% 8/1/2043	21,293	20,713
Freddie Mac Gold Pool 4% 8/1/2044	29,930	29,237
Freddie Mac Gold Pool 4% 8/1/2044	28,393	27,604
Freddie Mac Gold Pool 4% 9/1/2040	34,197	33,556
Freddie Mac Gold Pool 4% 9/1/2041	276,851	271,333
Freddie Mac Gold Pool 4% 9/1/2041	269,810	264,384
Freddie Mac Gold Pool 4% 9/1/2041	148,027	145,351
Freddie Mac Gold Pool 4% 9/1/2041	47,413	46,408
Freddie Mac Gold Pool 4% 9/1/2042	800,297	782,028
Freddie Mac Gold Pool 4% 9/1/2042	148,864	146,087
Freddie Mac Gold Pool 4% 9/1/2043	190,494	185,732
Freddie Mac Gold Pool 4% 9/1/2043	178,229	173,635
Freddie Mac Gold Pool 4% 9/1/2043	170,955	166,663
Freddie Mac Gold Pool 4% 9/1/2043	149,833	145,863
Freddie Mac Gold Pool 4% 9/1/2043	146,765	142,755
Freddie Mac Gold Pool 4% 9/1/2043	102,707	100,132
Freddie Mac Gold Pool 4% 9/1/2043	51,630	50,190
Freddie Mac Gold Pool 4% 9/1/2043	4,399	4,365
Freddie Mac Gold Pool 4% 9/1/2044	132,162	128,586
Freddie Mac Gold Pool 4.5% 1/1/2040	45,618	45,766
Freddie Mac Gold Pool 4.5% 1/1/2041	634,271	635,888
Freddie Mac Gold Pool 4.5% 1/1/2041	70,425	70,664
Freddie Mac Gold Pool 4.5% 1/1/2041	41,445	41,557
Freddie Mac Gold Pool 4.5% 1/1/2042	1,397,708	1,401,000
Freddie Mac Gold Pool 4.5% 1/1/2045	51,481	51,660
Freddie Mac Gold Pool 4.5% 1/1/2047	117,855	117,565
Freddie Mac Gold Pool 4.5% 10/1/2039	273,929	274,787
Freddie Mac Gold Pool 4.5% 10/1/2039	65,062	65,233
Freddie Mac Gold Pool 4.5% 10/1/2039	25,729	25,813
Freddie Mac Gold Pool 4.5% 10/1/2040	134,002	134,310
Freddie Mac Gold Pool 4.5% 10/1/2040	129,489	129,712
Freddie Mac Gold Pool 4.5% 10/1/2041	629,106	630,094
Freddie Mac Gold Pool 4.5% 10/1/2043	76,028	75,912
Freddie Mac Gold Pool 4.5% 10/1/2048	1,112,400	1,111,748
Freddie Mac Gold Pool 4.5% 10/1/2048	415,911	413,328
Freddie Mac Gold Pool 4.5% 11/1/2031	8,902	8,932
Freddie Mac Gold Pool 4.5% 11/1/2039	2,101	2,108
Freddie Mac Gold Pool 4.5% 11/1/2040	32,535	32,612
Freddie Mac Gold Pool 4.5% 11/1/2040	6,236	6,252
Freddie Mac Gold Pool 4.5% 11/1/2044	397,964	399,347
Freddie Mac Gold Pool 4.5% 11/1/2044	14,919	14,980
Freddie Mac Gold Pool 4.5% 12/1/2039	1,081	1,084
Freddie Mac Gold Pool 4.5% 12/1/2040	49,102	49,185
Freddie Mac Gold Pool 4.5% 12/1/2040	42,434	42,504
Freddie Mac Gold Pool 4.5% 12/1/2040	2,695	2,700
Freddie Mac Gold Pool 4.5% 12/1/2044	90,369	90,683
Freddie Mac Gold Pool 4.5% 12/1/2044	15,130	15,193
Freddie Mac Gold Pool 4.5% 12/1/2045	379,056	380,327
Freddie Mac Gold Pool 4.5% 12/1/2046	119,429	119,135
Freddie Mac Gold Pool 4.5% 12/1/2048	2,365,434	2,351,482
Freddie Mac Gold Pool 4.5% 2/1/2037	3,092	3,108
Freddie Mac Gold Pool 4.5% 2/1/2040	8,555	8,583
Freddie Mac Gold Pool 4.5% 2/1/2041	198,244	198,751
Freddie Mac Gold Pool 4.5% 2/1/2041	139,702	140,008
Freddie Mac Gold Pool 4.5% 2/1/2041	130,618	130,928
Freddie Mac Gold Pool 4.5% 2/1/2041	100,694	100,975
Freddie Mac Gold Pool 4.5% 2/1/2041	95,656	95,778
Freddie Mac Gold Pool 4.5% 2/1/2041	85,552	85,831
Freddie Mac Gold Pool 4.5% 2/1/2041	59,683	59,777
Freddie Mac Gold Pool 4.5% 2/1/2041	55,731	55,813
Freddie Mac Gold Pool 4.5% 2/1/2041	17,527	17,576
Freddie Mac Gold Pool 4.5% 2/1/2044	36,886	36,864
Freddie Mac Gold Pool 4.5% 2/1/2047	541,447	540,114
Freddie Mac Gold Pool 4.5% 3/1/2041	770,806	772,480
Freddie Mac Gold Pool 4.5% 3/1/2041	549,958	551,223
Freddie Mac Gold Pool 4.5% 3/1/2041	133,744	134,059
Freddie Mac Gold Pool 4.5% 3/1/2041	77,004	77,170
Freddie Mac Gold Pool 4.5% 3/1/2041	54,817	54,963
Freddie Mac Gold Pool 4.5% 3/1/2041	14,563	14,596
Freddie Mac Gold Pool 4.5% 3/1/2042	5,339	5,353
Freddie Mac Gold Pool 4.5% 3/1/2044	28,524	28,482
Freddie Mac Gold Pool 4.5% 3/1/2053	8,218,498	8,093,508
Freddie Mac Gold Pool 4.5% 4/1/2041	1,334,315	1,337,198
Freddie Mac Gold Pool 4.5% 4/1/2041	1,020,325	1,022,530
Freddie Mac Gold Pool 4.5% 4/1/2041	129,883	130,041
Freddie Mac Gold Pool 4.5% 4/1/2041	126,815	127,046
Freddie Mac Gold Pool 4.5% 4/1/2041	7,954	7,963
Freddie Mac Gold Pool 4.5% 4/1/2041	2,660	2,666
Freddie Mac Gold Pool 4.5% 4/1/2048	317,045	314,997
Freddie Mac Gold Pool 4.5% 4/1/2053	11,073,495	10,905,086
Freddie Mac Gold Pool 4.5% 5/1/2035	22,626	22,753
Freddie Mac Gold Pool 4.5% 5/1/2039	327,302	328,633
Freddie Mac Gold Pool 4.5% 5/1/2040	6,762	6,781
Freddie Mac Gold Pool 4.5% 5/1/2040	4,080	4,098
Freddie Mac Gold Pool 4.5% 5/1/2041	135,914	136,074
Freddie Mac Gold Pool 4.5% 5/1/2041	90,895	91,087
Freddie Mac Gold Pool 4.5% 5/1/2041	30,071	30,137
Freddie Mac Gold Pool 4.5% 5/1/2045	443,803	445,068
Freddie Mac Gold Pool 4.5% 5/1/2047	1,379,247	1,375,422
Freddie Mac Gold Pool 4.5% 5/1/2047	1,055,746	1,052,818
Freddie Mac Gold Pool 4.5% 5/1/2047	475,540	474,221
Freddie Mac Gold Pool 4.5% 6/1/2038	27,752	27,909
Freddie Mac Gold Pool 4.5% 6/1/2039	9,492	9,521
Freddie Mac Gold Pool 4.5% 6/1/2040	14,588	14,631
Freddie Mac Gold Pool 4.5% 6/1/2041	126,885	127,299
Freddie Mac Gold Pool 4.5% 6/1/2041	96,868	97,010
Freddie Mac Gold Pool 4.5% 6/1/2041	61,140	61,239
Freddie Mac Gold Pool 4.5% 6/1/2041	51,665	51,823
Freddie Mac Gold Pool 4.5% 6/1/2041	41,676	41,861
Freddie Mac Gold Pool 4.5% 6/1/2041	22,863	22,904
Freddie Mac Gold Pool 4.5% 6/1/2041	5,871	5,881
Freddie Mac Gold Pool 4.5% 6/1/2047	1,978,764	1,973,277
Freddie Mac Gold Pool 4.5% 6/1/2047	276,387	276,398
Freddie Mac Gold Pool 4.5% 7/1/2040	100,705	101,013
Freddie Mac Gold Pool 4.5% 7/1/2040	44,656	44,742
Freddie Mac Gold Pool 4.5% 7/1/2040	38,808	38,906
Freddie Mac Gold Pool 4.5% 7/1/2040	1,670	1,675
Freddie Mac Gold Pool 4.5% 7/1/2041	27,108	27,167
Freddie Mac Gold Pool 4.5% 7/1/2044	8,694	8,678
Freddie Mac Gold Pool 4.5% 7/1/2047	838,940	836,613
Freddie Mac Gold Pool 4.5% 7/1/2047	508,964	509,302
Freddie Mac Gold Pool 4.5% 7/1/2047	218,718	218,727
Freddie Mac Gold Pool 4.5% 8/1/2033	10,536	10,598
Freddie Mac Gold Pool 4.5% 8/1/2035	2,746	2,762
Freddie Mac Gold Pool 4.5% 8/1/2035	335	337
Freddie Mac Gold Pool 4.5% 8/1/2039	1,658	1,663
Freddie Mac Gold Pool 4.5% 8/1/2040	34,497	34,585
Freddie Mac Gold Pool 4.5% 8/1/2040	20,629	20,676
Freddie Mac Gold Pool 4.5% 8/1/2040	5,292	5,305
Freddie Mac Gold Pool 4.5% 8/1/2040	3,262	3,271
Freddie Mac Gold Pool 4.5% 8/1/2041	468,937	469,936
Freddie Mac Gold Pool 4.5% 8/1/2041	37,638	37,737
Freddie Mac Gold Pool 4.5% 8/1/2041	36,271	36,353
Freddie Mac Gold Pool 4.5% 8/1/2041	35,737	35,787
Freddie Mac Gold Pool 4.5% 8/1/2055	4,506,503	4,419,659
Freddie Mac Gold Pool 4.5% 9/1/2039	130,279	130,911
Freddie Mac Gold Pool 4.5% 9/1/2039	2,021	2,027
Freddie Mac Gold Pool 4.5% 9/1/2039	452	454
Freddie Mac Gold Pool 4.5% 9/1/2040	63,564	63,724
Freddie Mac Gold Pool 4.5% 9/1/2041	788,497	790,114
Freddie Mac Gold Pool 4.5% 9/1/2041	653,659	655,123
Freddie Mac Gold Pool 4.5% 9/1/2041	603,639	605,360
Freddie Mac Gold Pool 4.5% 9/1/2041	47,956	48,074
Freddie Mac Gold Pool 4.5% 9/1/2041	30,325	30,395
Freddie Mac Gold Pool 5% 1/1/2035	245,009	249,552
Freddie Mac Gold Pool 5% 1/1/2037	11,285	11,511
Freddie Mac Gold Pool 5% 1/1/2040	176,455	180,158
Freddie Mac Gold Pool 5% 1/1/2041	21,500	21,955
Freddie Mac Gold Pool 5% 1/1/2053	7,487,355	7,557,989
Freddie Mac Gold Pool 5% 10/1/2033	29,923	30,485
Freddie Mac Gold Pool 5% 10/1/2033	20,604	20,978
Freddie Mac Gold Pool 5% 10/1/2033	879	895
Freddie Mac Gold Pool 5% 10/1/2033	282	287
Freddie Mac Gold Pool 5% 10/1/2052	14,616,113	14,772,268
Freddie Mac Gold Pool 5% 11/1/2034	107	109
Freddie Mac Gold Pool 5% 11/1/2035	17,076	17,421
Freddie Mac Gold Pool 5% 11/1/2037	1,387	1,416
Freddie Mac Gold Pool 5% 11/1/2040	15,382	15,704
Freddie Mac Gold Pool 5% 11/1/2052	16,701,322	16,879,756
Freddie Mac Gold Pool 5% 11/1/2052	3,208,172	3,252,473
Freddie Mac Gold Pool 5% 12/1/2033	18,696	19,052
Freddie Mac Gold Pool 5% 12/1/2033	11,609	11,827
Freddie Mac Gold Pool 5% 12/1/2033	3,427	3,489
Freddie Mac Gold Pool 5% 12/1/2034	1,668	1,702
Freddie Mac Gold Pool 5% 12/1/2035	44,756	45,670
Freddie Mac Gold Pool 5% 12/1/2039	3,810	3,890
Freddie Mac Gold Pool 5% 12/1/2052 (g)	7,578,440	7,659,406
Freddie Mac Gold Pool 5% 12/1/2052	2,162,667	2,183,069
Freddie Mac Gold Pool 5% 12/1/2052	1,937,981	1,958,686
Freddie Mac Gold Pool 5% 12/1/2052	1,732,943	1,749,292
Freddie Mac Gold Pool 5% 2/1/2035	27,073	27,538
Freddie Mac Gold Pool 5% 2/1/2040	25,155	25,686
Freddie Mac Gold Pool 5% 2/1/2041	48,364	49,387
Freddie Mac Gold Pool 5% 2/1/2041	17,775	18,151
Freddie Mac Gold Pool 5% 3/1/2038	1,867,933	1,901,686
Freddie Mac Gold Pool 5% 3/1/2041	100,207	102,327
Freddie Mac Gold Pool 5% 3/1/2041	99,031	101,125
Freddie Mac Gold Pool 5% 3/1/2041	12,577	12,693
Freddie Mac Gold Pool 5% 4/1/2034	9,546	9,729
Freddie Mac Gold Pool 5% 4/1/2035	67,798	69,077
Freddie Mac Gold Pool 5% 4/1/2035	24,677	25,172
Freddie Mac Gold Pool 5% 4/1/2035	17,398	17,745
Freddie Mac Gold Pool 5% 4/1/2036	145,210	148,129
Freddie Mac Gold Pool 5% 4/1/2038	174,531	178,137
Freddie Mac Gold Pool 5% 4/1/2040	249,757	255,034
Freddie Mac Gold Pool 5% 4/1/2041	34,002	34,720
Freddie Mac Gold Pool 5% 5/1/2034	11,472	11,686
Freddie Mac Gold Pool 5% 5/1/2034	5,668	5,774
Freddie Mac Gold Pool 5% 5/1/2034	4,025	4,104
Freddie Mac Gold Pool 5% 5/1/2034	829	844
Freddie Mac Gold Pool 5% 5/1/2035	65,367	66,668
Freddie Mac Gold Pool 5% 5/1/2035	1,607	1,635
Freddie Mac Gold Pool 5% 5/1/2040	36,971	37,747
Freddie Mac Gold Pool 5% 5/1/2041	87,223	89,067
Freddie Mac Gold Pool 5% 5/1/2052	367,336	372,868
Freddie Mac Gold Pool 5% 6/1/2035	12,024	12,256
Freddie Mac Gold Pool 5% 6/1/2035	5,361	5,468
Freddie Mac Gold Pool 5% 6/1/2038	3,659	3,736
Freddie Mac Gold Pool 5% 6/1/2038	3,416	3,487
Freddie Mac Gold Pool 5% 6/1/2040	138,617	141,542
Freddie Mac Gold Pool 5% 6/1/2040	96,787	98,827
Freddie Mac Gold Pool 5% 6/1/2041	3,975,132	4,059,212
Freddie Mac Gold Pool 5% 6/1/2041	108,578	110,868
Freddie Mac Gold Pool 5% 6/1/2052	7,194,165	7,295,756
Freddie Mac Gold Pool 5% 6/1/2052	1,052,281	1,068,127
Freddie Mac Gold Pool 5% 7/1/2034	148	151
Freddie Mac Gold Pool 5% 7/1/2035	420,208	428,368
Freddie Mac Gold Pool 5% 7/1/2035	57,117	58,267
Freddie Mac Gold Pool 5% 7/1/2035	3,060	3,122
Freddie Mac Gold Pool 5% 7/1/2035	2,002	2,042
Freddie Mac Gold Pool 5% 7/1/2035	956	976
Freddie Mac Gold Pool 5% 7/1/2035	603	615
Freddie Mac Gold Pool 5% 7/1/2035	595	607
Freddie Mac Gold Pool 5% 7/1/2035	339	345
Freddie Mac Gold Pool 5% 7/1/2040	18,577	18,963
Freddie Mac Gold Pool 5% 7/1/2040	1,084	1,107
Freddie Mac Gold Pool 5% 7/1/2041	98,327	100,406
Freddie Mac Gold Pool 5% 7/1/2041	71,978	73,472
Freddie Mac Gold Pool 5% 7/1/2041	68,004	69,442
Freddie Mac Gold Pool 5% 7/1/2041	67,214	68,632
Freddie Mac Gold Pool 5% 7/1/2041	45,025	45,978
Freddie Mac Gold Pool 5% 7/1/2041	44,403	45,146
Freddie Mac Gold Pool 5% 7/1/2041	27,873	28,427
Freddie Mac Gold Pool 5% 8/1/2033	7,846	7,992
Freddie Mac Gold Pool 5% 8/1/2033	2,292	2,334
Freddie Mac Gold Pool 5% 8/1/2034	103,053	105,007
Freddie Mac Gold Pool 5% 8/1/2035	7,388	7,531
Freddie Mac Gold Pool 5% 8/1/2035	1,111	1,134
Freddie Mac Gold Pool 5% 8/1/2036	2,336	2,384
Freddie Mac Gold Pool 5% 8/1/2040	16,549,409	16,765,703
Freddie Mac Gold Pool 5% 8/1/2040	199,114	203,275
Freddie Mac Gold Pool 5% 8/1/2040	4,099	4,183
Freddie Mac Gold Pool 5% 9/1/2033	23,727	24,161
Freddie Mac Gold Pool 5% 9/1/2035	40,640	41,465
Freddie Mac Gold Pool 5% 9/1/2035	2,389	2,436
Freddie Mac Gold Pool 5% 9/1/2035	260	266
Freddie Mac Gold Pool 5% 9/1/2052	1,561,788	1,568,469
Freddie Mac Gold Pool 5.5% 1/1/2055	2,542,610	2,578,876
Freddie Mac Gold Pool 5.5% 10/1/2054	2,103,554	2,139,815
Freddie Mac Gold Pool 5.5% 2/1/2054	1,863,990	1,898,148
Freddie Mac Gold Pool 5.5% 2/1/2055	41,276,185	41,864,912
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(f)	31,879,980	32,902,550
Freddie Mac Gold Pool 5.5% 5/1/2053	5,776,125	5,928,907
Freddie Mac Gold Pool 5.5% 5/1/2055	435,944	442,162
Freddie Mac Gold Pool 5.5% 5/1/2055	394,947	401,370
Freddie Mac Gold Pool 6% 1/1/2029	306	314
Freddie Mac Gold Pool 6% 1/1/2029	78	80
Freddie Mac Gold Pool 6% 1/1/2032	5,821	6,040
Freddie Mac Gold Pool 6% 1/1/2032	3,584	3,720
Freddie Mac Gold Pool 6% 10/1/2032	2,854	2,970
Freddie Mac Gold Pool 6% 11/1/2029	255	262
Freddie Mac Gold Pool 6% 11/1/2031	3,874	4,022
Freddie Mac Gold Pool 6% 11/1/2032	32,194	33,446
Freddie Mac Gold Pool 6% 12/1/2032	1,549	1,611
Freddie Mac Gold Pool 6% 12/1/2037	90,767	96,113
Freddie Mac Gold Pool 6% 12/1/2037	23,141	24,449
Freddie Mac Gold Pool 6% 12/1/2052	1,372,733	1,432,703
Freddie Mac Gold Pool 6% 2/1/2029	175	180
Freddie Mac Gold Pool 6% 2/1/2029	134	138
Freddie Mac Gold Pool 6% 2/1/2029	79	81
Freddie Mac Gold Pool 6% 2/1/2055	4,001,969	4,180,553
Freddie Mac Gold Pool 6% 3/1/2029	377	387
Freddie Mac Gold Pool 6% 3/1/2029	244	251
Freddie Mac Gold Pool 6% 3/1/2029	68	70
Freddie Mac Gold Pool 6% 3/1/2029	56	57
Freddie Mac Gold Pool 6% 4/1/2029	31	32
Freddie Mac Gold Pool 6% 4/1/2029	26	26
Freddie Mac Gold Pool 6% 4/1/2031	2,987	3,091
Freddie Mac Gold Pool 6% 4/1/2033	10,178	10,587
Freddie Mac Gold Pool 6% 4/1/2054	12,230,251	12,756,905
Freddie Mac Gold Pool 6% 5/1/2029	106	109
Freddie Mac Gold Pool 6% 5/1/2029	44	44
Freddie Mac Gold Pool 6% 5/1/2033	71,563	74,087
Freddie Mac Gold Pool 6% 5/1/2054	18,028,140	18,838,263
Freddie Mac Gold Pool 6% 6/1/2029	1,255	1,288
Freddie Mac Gold Pool 6% 6/1/2029	237	243
Freddie Mac Gold Pool 6% 6/1/2029	81	83
Freddie Mac Gold Pool 6% 6/1/2031	1,025	1,063
Freddie Mac Gold Pool 6% 7/1/2028	26	26
Freddie Mac Gold Pool 6% 7/1/2029	417	428
Freddie Mac Gold Pool 6% 7/1/2029	219	225
Freddie Mac Gold Pool 6% 7/1/2029	203	208
Freddie Mac Gold Pool 6% 7/1/2029	186	191
Freddie Mac Gold Pool 6% 7/1/2029	177	182
Freddie Mac Gold Pool 6% 7/1/2029	130	134
Freddie Mac Gold Pool 6% 7/1/2029	27	28
Freddie Mac Gold Pool 6% 7/1/2029	19	20
Freddie Mac Gold Pool 6% 7/1/2032	7,699	7,981
Freddie Mac Gold Pool 6% 7/1/2033	9,930	10,362
Freddie Mac Gold Pool 6% 7/1/2037	12,699	13,419
Freddie Mac Gold Pool 6% 7/1/2039	24,371,314	25,336,886
Freddie Mac Gold Pool 6% 8/1/2037	193,135	203,663
Freddie Mac Gold Pool 6% 8/1/2055	17,479,113	18,271,394
Freddie Mac Gold Pool 6% 8/1/2055	14,265,441	14,889,766
Freddie Mac Gold Pool 6% 9/1/2033	58,671	61,128
Freddie Mac Gold Pool 6.5% 1/1/2032	23,697	24,755
Freddie Mac Gold Pool 6.5% 1/1/2054	15,791,907	16,650,687
Freddie Mac Gold Pool 6.5% 1/1/2054	5,515,342	5,814,582
Freddie Mac Gold Pool 6.5% 10/1/2032	22,306	23,403
Freddie Mac Gold Pool 6.5% 10/1/2053	4,296,154	4,529,783
Freddie Mac Gold Pool 6.5% 12/1/2053	2,113,876	2,231,539
Freddie Mac Gold Pool 6.5% 2/1/2037	1,623	1,691
Freddie Mac Gold Pool 6.5% 3/1/2032	52	55
Freddie Mac Gold Pool 6.5% 3/1/2036	208,743	218,606
Freddie Mac Gold Pool 6.5% 3/1/2037	2,181	2,332
Freddie Mac Gold Pool 6.5% 4/1/2032	2,192	2,293
Freddie Mac Gold Pool 6.5% 5/1/2055	35,043,744	36,949,459
Freddie Mac Gold Pool 6.5% 6/1/2054	13,246,778	13,987,849
Freddie Mac Gold Pool 6.5% 7/1/2032	579	607
Freddie Mac Gold Pool 6.5% 8/1/2032	8,596	8,998
Freddie Mac Gold Pool 6.5% 8/1/2032	5,786	6,065
Freddie Mac Gold Pool 6.5% 8/1/2032	5,649	5,924
Freddie Mac Gold Pool 6.5% 9/1/2039	474,284	507,436
Freddie Mac Gold Pool 6.5% 9/1/2053	519,717	548,792
Freddie Mac Gold Pool 7% 1/1/2036	11,796	12,475
Freddie Mac Gold Pool 7% 11/1/2026	311	313
Freddie Mac Gold Pool 7% 11/1/2034	19,477	20,581
Freddie Mac Gold Pool 7% 11/1/2034	17,329	18,429
Freddie Mac Gold Pool 7% 12/1/2026	444	447
Freddie Mac Gold Pool 7% 4/1/2032	7,077	7,438
Freddie Mac Gold Pool 7% 7/1/2029	28,089	29,522
Freddie Mac Gold Pool 7% 8/1/2026	991	995
Freddie Mac Gold Pool 7% 9/1/2026	1,647	1,656
Freddie Mac Gold Pool 7% 9/1/2035	48,934	51,829
Freddie Mac Gold Pool 7.5% 1/1/2027	1,544	1,557
Freddie Mac Gold Pool 7.5% 10/1/2027	63	64
Freddie Mac Gold Pool 7.5% 10/1/2030	78	82
Freddie Mac Gold Pool 7.5% 11/1/2029	6,168	6,441
Freddie Mac Gold Pool 7.5% 11/1/2030	7,781	8,089
Freddie Mac Gold Pool 7.5% 11/1/2030	273	289
Freddie Mac Gold Pool 7.5% 11/1/2030	11	12
Freddie Mac Gold Pool 7.5% 11/1/2031	381	407
Freddie Mac Gold Pool 7.5% 12/1/2029	1,365	1,420
Freddie Mac Gold Pool 7.5% 2/1/2027	3	3
Freddie Mac Gold Pool 7.5% 3/1/2027	10	10
Freddie Mac Gold Pool 7.5% 4/1/2028	106	108
Freddie Mac Gold Pool 7.5% 5/1/2031	291	306
Freddie Mac Gold Pool 7.5% 6/1/2027	90	91
Freddie Mac Gold Pool 7.5% 6/1/2032	4,609	4,916
Freddie Mac Gold Pool 7.5% 7/1/2026	32	32
Freddie Mac Gold Pool 7.5% 8/1/2026	26	27
Freddie Mac Gold Pool 7.5% 9/1/2030	312	328
Freddie Mac Gold Pool 7.5% 9/1/2030	41	43
Freddie Mac Gold Pool 7.5% 9/1/2031	6,226	6,595
Freddie Mac Gold Pool 8% 11/1/2031	844	888
Freddie Mac Gold Pool 8% 12/1/2026	43	43
Freddie Mac Gold Pool 8% 2/1/2030	76	80
Freddie Mac Gold Pool 8% 4/1/2027	498	502
Freddie Mac Gold Pool 8% 4/1/2032	114	120
Freddie Mac Gold Pool 8% 7/1/2030	836	882
Freddie Mac Gold Pool 8% 8/1/2030	1,885	1,969
Freddie Mac Gold Pool 8% 8/1/2030	63	66
Freddie Mac Gold Pool 8% 8/1/2030	23	24
Freddie Mac Gold Pool 8% 9/1/2030	53	56
Freddie Mac Gold Pool 8.5% 1/1/2028	8	8
Freddie Mac Gold Pool 8.5% 12/1/2027	12	12
Freddie Mac Gold Pool 8.5% 5/1/2027	19	19
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 8/1/2026	29	29
Freddie Mac Gold Pool 8.5% 8/1/2027	578	587
Freddie Mac Gold Pool 8.5% 8/1/2027	263	269
Freddie Mac Gold Pool 8.5% 8/1/2027	19	19
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,297,524	5,522,333
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,695,363	2,852,889
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,392,846	2,534,936
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	774,243	824,150
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.033% 1/1/2036 (b)(c)	8,403	8,548
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	43,207	44,057
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (b)(c)	32,791	33,634
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.203% 12/1/2040 (b)(c)	308,113	320,066
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	78,834	82,007
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	75,694	78,811
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.59% 5/1/2035 (b)(c)	64,859	66,800
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	22,804	23,581
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	9,941	10,385
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	1,855	1,935
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	2,019	2,108
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	25,372	26,490
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	17,988	18,783
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	23,032	24,043
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9339%, 6.731% 10/1/2042 (b)(c)	35,244	36,697
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	18,653	19,450
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	319	327
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	15,620	16,189
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (b)(c)	33,255	33,775
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2476%, 6.497% 1/1/2035 (b)(c)	1,848	1,885
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	44,713	45,499
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.451% 3/1/2035 (b)(c)	92,594	94,617
Freddie Mac Non Gold Pool 3.5% 5/1/2049	1,044,366	981,423
Freddie Mac Non Gold Pool 4% 9/1/2040	11,949	11,734
Freddie Mac Non Gold Pool 5% 8/1/2053	5,431,699	5,467,664
Freddie Mac Non Gold Pool 5.5% 1/1/2055	520,218	528,938
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,273,398	11,465,899
Freddie Mac Non Gold Pool 5.5% 2/1/2055	539,044	546,733
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,217,496	12,567,383
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,902,253	4,014,006
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,872,817	3,977,676
Freddie Mac Non Gold Pool 5.5% 9/1/2054	10,115,538	10,373,618
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	12,690	12,743
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.255% 4/1/2035 (b)(c)	35,619	36,286
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	22,090	22,506
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.521% 10/1/2035 (b)(c)	25,554	26,148
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	11,758	12,100
Freddie Mac Non Gold Pool 6% 6/1/2053	5,567,781	5,805,798
Freddie Mac Non Gold Pool 6% 6/1/2053	5,503,060	5,719,394
Freddie Mac Non Gold Pool 6% 7/1/2053	5,904,453	6,156,863
Freddie Mac Non Gold Pool 6.5% 1/1/2055	4,548,764	4,796,130
Ginnie Mae I Pool 2% 11/20/2052	1,014,677	841,505
Ginnie Mae I Pool 2.5% 1/20/2052	8,229,919	7,060,446
Ginnie Mae I Pool 2.5% 12/20/2051	12,828,832	11,005,852
Ginnie Mae I Pool 2.5% 12/20/2051	8,512,683	7,292,388
Ginnie Mae I Pool 2.5% 12/20/2051	6,830,030	5,859,482
Ginnie Mae I Pool 2.5% 12/20/2052	18,772	16,257
Ginnie Mae I Pool 2.5% 8/20/2051	47,441,221	40,670,163
Ginnie Mae I Pool 2.5% 8/20/2051	12,353,883	10,590,672
Ginnie Mae I Pool 2.5% 8/20/2051	7,210,459	6,181,345
Ginnie Mae I Pool 2.5% 9/20/2051	21,294,975	18,255,646
Ginnie Mae I Pool 2.5% 9/20/2051	12,409,831	10,638,635
Ginnie Mae I Pool 3% 1/20/2050	137,135	123,493
Ginnie Mae I Pool 3% 1/20/2050	74,581	67,185
Ginnie Mae I Pool 3% 12/15/2042	502,784	461,280
Ginnie Mae I Pool 3% 12/20/2042	624,172	574,743
Ginnie Mae I Pool 3% 2/15/2045	268,612	244,599
Ginnie Mae I Pool 3% 2/15/2045	216,752	196,875
Ginnie Mae I Pool 3% 2/20/2050	8,007,758	7,208,656
Ginnie Mae I Pool 3% 2/20/2050	832,457	749,385
Ginnie Mae I Pool 3% 3/15/2045	433,073	393,499
Ginnie Mae I Pool 3% 3/20/2043	405,970	373,993
Ginnie Mae I Pool 3% 3/20/2043	166,838	153,815
Ginnie Mae I Pool 3% 4/15/2043	56,143	51,352
Ginnie Mae I Pool 3% 4/15/2043	45,923	42,181
Ginnie Mae I Pool 3% 4/15/2043	5,094	4,739
Ginnie Mae I Pool 3% 4/15/2043	5,143	4,724
Ginnie Mae I Pool 3% 4/15/2045	166,782	151,378
Ginnie Mae I Pool 3% 5/15/2042	74,034	68,241
Ginnie Mae I Pool 3% 5/15/2043	54,551	49,479
Ginnie Mae I Pool 3% 5/15/2043	42,213	38,714
Ginnie Mae I Pool 3% 5/15/2043	41,870	38,503
Ginnie Mae I Pool 3% 5/15/2043	15,861	14,497
Ginnie Mae I Pool 3% 5/15/2045	2,665	2,415
Ginnie Mae I Pool 3% 6/15/2043	61,676	56,760
Ginnie Mae I Pool 3% 6/15/2043	54,599	49,884
Ginnie Mae I Pool 3% 6/15/2043	26,818	24,879
Ginnie Mae I Pool 3.5% 1/15/2041	72,558	69,080
Ginnie Mae I Pool 3.5% 1/15/2041	15,801	14,992
Ginnie Mae I Pool 3.5% 1/15/2042	223,190	210,254
Ginnie Mae I Pool 3.5% 1/15/2042	158,788	149,932
Ginnie Mae I Pool 3.5% 1/15/2042	40,051	37,955
Ginnie Mae I Pool 3.5% 1/15/2042	4,590	4,343
Ginnie Mae I Pool 3.5% 1/15/2042	2,154	2,036
Ginnie Mae I Pool 3.5% 1/15/2043	247,467	233,422
Ginnie Mae I Pool 3.5% 1/15/2043	7,038	6,647
Ginnie Mae I Pool 3.5% 1/20/2050	72,087	66,253
Ginnie Mae I Pool 3.5% 1/20/2050	43,670	40,272
Ginnie Mae I Pool 3.5% 1/20/2050	42,531	39,195
Ginnie Mae I Pool 3.5% 1/20/2050	12,200	11,227
Ginnie Mae I Pool 3.5% 10/20/2052	5,488,281	5,047,952
Ginnie Mae I Pool 3.5% 11/15/2040	29,656	28,130
Ginnie Mae I Pool 3.5% 11/15/2041	259,851	247,222
Ginnie Mae I Pool 3.5% 11/15/2041	107,001	101,423
Ginnie Mae I Pool 3.5% 11/15/2041	2,768	2,615
Ginnie Mae I Pool 3.5% 11/15/2042	562,784	531,118
Ginnie Mae I Pool 3.5% 11/20/2049	281,422	259,261
Ginnie Mae I Pool 3.5% 11/20/2049	89,021	81,816
Ginnie Mae I Pool 3.5% 12/15/2040	5,815	5,519
Ginnie Mae I Pool 3.5% 12/15/2041	214,166	202,221
Ginnie Mae I Pool 3.5% 12/15/2041	198,786	187,504
Ginnie Mae I Pool 3.5% 12/15/2041	122,961	116,505
Ginnie Mae I Pool 3.5% 12/15/2041	17,894	16,980
Ginnie Mae I Pool 3.5% 2/15/2042	418,954	397,485
Ginnie Mae I Pool 3.5% 2/15/2042	274,927	260,716
Ginnie Mae I Pool 3.5% 2/15/2042	234,154	221,444
Ginnie Mae I Pool 3.5% 2/15/2042	222,444	211,289
Ginnie Mae I Pool 3.5% 2/15/2042	194,538	183,403
Ginnie Mae I Pool 3.5% 2/15/2042	144,512	136,171
Ginnie Mae I Pool 3.5% 2/15/2042	128,482	121,812
Ginnie Mae I Pool 3.5% 2/15/2042	81,500	77,117
Ginnie Mae I Pool 3.5% 2/15/2042	9,675	9,147
Ginnie Mae I Pool 3.5% 2/15/2043	1,079,459	1,020,594
Ginnie Mae I Pool 3.5% 2/15/2043	39,728	37,512
Ginnie Mae I Pool 3.5% 2/15/2044	165,065	154,661
Ginnie Mae I Pool 3.5% 2/20/2043	763,147	723,164
Ginnie Mae I Pool 3.5% 2/20/2050	560,699	515,144
Ginnie Mae I Pool 3.5% 3/15/2042	215,596	204,832
Ginnie Mae I Pool 3.5% 3/15/2042	120,482	114,546
Ginnie Mae I Pool 3.5% 3/15/2042	32,623	30,908
Ginnie Mae I Pool 3.5% 3/15/2042	18,837	17,846
Ginnie Mae I Pool 3.5% 3/15/2042	18,616	17,601
Ginnie Mae I Pool 3.5% 3/15/2043	7,673	7,236
Ginnie Mae I Pool 3.5% 3/20/2043	321,028	304,209
Ginnie Mae I Pool 3.5% 3/20/2043	277,648	262,914
Ginnie Mae I Pool 3.5% 4/15/2043	928,254	877,867
Ginnie Mae I Pool 3.5% 4/15/2043	175,479	164,935
Ginnie Mae I Pool 3.5% 4/20/2043	298,408	282,219
Ginnie Mae I Pool 3.5% 4/20/2043	116,511	110,243
Ginnie Mae I Pool 3.5% 5/15/2042	317,075	300,897
Ginnie Mae I Pool 3.5% 5/15/2042	237,022	224,876
Ginnie Mae I Pool 3.5% 5/15/2043	33,860	32,074
Ginnie Mae I Pool 3.5% 5/15/2043	34,068	32,061
Ginnie Mae I Pool 3.5% 5/15/2043	29,993	28,378
Ginnie Mae I Pool 3.5% 5/15/2043	13,063	12,334
Ginnie Mae I Pool 3.5% 5/20/2046	214,602	198,507
Ginnie Mae I Pool 3.5% 5/20/2046	147,542	136,477
Ginnie Mae I Pool 3.5% 5/20/2046	112,016	103,616
Ginnie Mae I Pool 3.5% 5/20/2046	108,744	100,589
Ginnie Mae I Pool 3.5% 5/20/2046	92,259	85,340
Ginnie Mae I Pool 3.5% 5/20/2046	57,459	53,062
Ginnie Mae I Pool 3.5% 6/15/2042	7,291	6,877
Ginnie Mae I Pool 3.5% 6/15/2043	72,222	67,916
Ginnie Mae I Pool 3.5% 6/15/2043	63,130	59,279
Ginnie Mae I Pool 3.5% 6/15/2043	45,057	42,522
Ginnie Mae I Pool 3.5% 6/15/2043	32,206	30,631
Ginnie Mae I Pool 3.5% 6/15/2043	24,308	22,881
Ginnie Mae I Pool 3.5% 6/15/2043	4,701	4,426
Ginnie Mae I Pool 3.5% 6/20/2046	528,558	488,918
Ginnie Mae I Pool 3.5% 6/20/2046	164,894	152,528
Ginnie Mae I Pool 3.5% 6/20/2046	135,328	125,179
Ginnie Mae I Pool 3.5% 6/20/2046	124,080	114,774
Ginnie Mae I Pool 3.5% 6/20/2046	112,807	104,347
Ginnie Mae I Pool 3.5% 6/20/2046	72,946	67,476
Ginnie Mae I Pool 3.5% 6/20/2046	49,038	45,360
Ginnie Mae I Pool 3.5% 7/15/2042	158,636	149,749
Ginnie Mae I Pool 3.5% 7/15/2042	53,794	50,781
Ginnie Mae I Pool 3.5% 7/15/2042	13,053	12,315
Ginnie Mae I Pool 3.5% 7/15/2043	27,579	25,961
Ginnie Mae I Pool 3.5% 7/20/2043	297,830	280,908
Ginnie Mae I Pool 3.5% 7/20/2046	6,170,967	5,708,167
Ginnie Mae I Pool 3.5% 7/20/2052	29,458,884	27,125,295
Ginnie Mae I Pool 3.5% 8/15/2042	13,211	12,462
Ginnie Mae I Pool 3.5% 8/15/2043	18,967	17,836
Ginnie Mae I Pool 3.5% 8/20/2052	17,416,433	16,036,788
Ginnie Mae I Pool 3.5% 9/15/2041	1,883	1,786
Ginnie Mae I Pool 3.5% 9/15/2042	36,362	34,245
Ginnie Mae I Pool 3.5% 9/15/2042	18,458	17,401
Ginnie Mae I Pool 3.5% 9/15/2042	17,282	16,423
Ginnie Mae I Pool 3.5% 9/15/2042	9,897	9,321
Ginnie Mae I Pool 3.5% 9/15/2042	2,332	2,199
Ginnie Mae I Pool 3.5% 9/15/2043	14,016	13,190
Ginnie Mae I Pool 3.5% 9/20/2052	25,505,068	23,484,682
Ginnie Mae I Pool 4% 1/15/2040	38,335	37,393
Ginnie Mae I Pool 4% 1/15/2040	36,939	35,934
Ginnie Mae I Pool 4% 1/15/2041	200,446	194,737
Ginnie Mae I Pool 4% 1/15/2041	28,817	27,988
Ginnie Mae I Pool 4% 1/15/2041	7,838	7,616
Ginnie Mae I Pool 4% 1/15/2041	3,687	3,580
Ginnie Mae I Pool 4% 1/15/2042	25,726	24,939
Ginnie Mae I Pool 4% 1/15/2043	95,312	92,243
Ginnie Mae I Pool 4% 1/15/2047	395,735	379,081
Ginnie Mae I Pool 4% 1/15/2047	381,644	365,584
Ginnie Mae I Pool 4% 1/15/2047	293,496	281,145
Ginnie Mae I Pool 4% 1/15/2047	139,753	133,872
Ginnie Mae I Pool 4% 10/15/2039	45,432	44,309
Ginnie Mae I Pool 4% 10/15/2040	230,050	223,609
Ginnie Mae I Pool 4% 10/15/2040	199,680	194,216
Ginnie Mae I Pool 4% 10/15/2040	190,429	185,127
Ginnie Mae I Pool 4% 10/15/2040	24,841	24,153
Ginnie Mae I Pool 4% 10/15/2040	20,181	19,625
Ginnie Mae I Pool 4% 10/15/2040	12,207	11,885
Ginnie Mae I Pool 4% 10/15/2040	9,301	9,051
Ginnie Mae I Pool 4% 10/15/2041	1,055,122	1,023,025
Ginnie Mae I Pool 4% 10/15/2041	388,336	376,971
Ginnie Mae I Pool 4% 10/15/2041	256,526	249,180
Ginnie Mae I Pool 4% 10/15/2041	212,867	206,704
Ginnie Mae I Pool 4% 10/15/2041	134,736	130,659
Ginnie Mae I Pool 4% 10/15/2041	109,762	106,759
Ginnie Mae I Pool 4% 10/15/2041	84,639	81,969
Ginnie Mae I Pool 4% 10/15/2041	62,585	60,722
Ginnie Mae I Pool 4% 10/15/2041	46,625	45,283
Ginnie Mae I Pool 4% 10/15/2041	39,447	38,342
Ginnie Mae I Pool 4% 10/15/2041	25,663	24,920
Ginnie Mae I Pool 4% 10/15/2041	13,009	12,598
Ginnie Mae I Pool 4% 10/20/2042	725,747	702,818
Ginnie Mae I Pool 4% 11/15/2039	33,784	32,977
Ginnie Mae I Pool 4% 11/15/2040	57,223	55,584
Ginnie Mae I Pool 4% 11/15/2040	12,815	12,477
Ginnie Mae I Pool 4% 11/15/2040	6,517	6,359
Ginnie Mae I Pool 4% 11/15/2041	653,994	634,746
Ginnie Mae I Pool 4% 11/15/2041	61,665	59,749
Ginnie Mae I Pool 4% 11/15/2041	7,183	6,968
Ginnie Mae I Pool 4% 11/15/2041	3,480	3,382
Ginnie Mae I Pool 4% 11/15/2042	31,967	30,948
Ginnie Mae I Pool 4% 12/15/2039	115,126	112,013
Ginnie Mae I Pool 4% 12/15/2039	19,037	18,532
Ginnie Mae I Pool 4% 12/15/2040	1,291,825	1,254,630
Ginnie Mae I Pool 4% 12/15/2040	26,803	26,149
Ginnie Mae I Pool 4% 12/15/2040	18,276	17,764
Ginnie Mae I Pool 4% 12/15/2040	13,076	12,685
Ginnie Mae I Pool 4% 12/15/2040	8,881	8,617
Ginnie Mae I Pool 4% 12/15/2041	290,256	281,899
Ginnie Mae I Pool 4% 12/15/2041	209,588	203,178
Ginnie Mae I Pool 4% 12/15/2041	140,556	136,303
Ginnie Mae I Pool 4% 12/15/2041	78,829	76,444
Ginnie Mae I Pool 4% 12/15/2041	16,999	16,547
Ginnie Mae I Pool 4% 12/15/2041	10,971	10,644
Ginnie Mae I Pool 4% 12/15/2041	10,234	9,916
Ginnie Mae I Pool 4% 12/15/2042	24,495	23,742
Ginnie Mae I Pool 4% 12/15/2046	74,108	71,106
Ginnie Mae I Pool 4% 2/15/2040	169,410	164,720
Ginnie Mae I Pool 4% 2/15/2040	95,024	92,532
Ginnie Mae I Pool 4% 2/15/2040	93,183	90,588
Ginnie Mae I Pool 4% 2/15/2040	17,767	17,287
Ginnie Mae I Pool 4% 2/15/2041	86,494	84,086
Ginnie Mae I Pool 4% 2/15/2041	28,572	27,708
Ginnie Mae I Pool 4% 2/15/2041	6,204	6,031
Ginnie Mae I Pool 4% 2/15/2042	96,993	94,042
Ginnie Mae I Pool 4% 2/15/2045	187,320	180,631
Ginnie Mae I Pool 4% 3/15/2040	854,273	830,898
Ginnie Mae I Pool 4% 3/15/2041	427,887	415,974
Ginnie Mae I Pool 4% 3/15/2041	29,680	28,859
Ginnie Mae I Pool 4% 3/15/2041	14,039	13,607
Ginnie Mae I Pool 4% 3/15/2042	335,907	325,524
Ginnie Mae I Pool 4% 3/15/2042	51,866	50,213
Ginnie Mae I Pool 4% 3/15/2042	23,318	22,613
Ginnie Mae I Pool 4% 3/15/2042	5,616	5,442
Ginnie Mae I Pool 4% 3/20/2047	1,973,751	1,906,721
Ginnie Mae I Pool 4% 4/15/2040	65,224	63,377
Ginnie Mae I Pool 4% 4/15/2040	29,036	28,284
Ginnie Mae I Pool 4% 4/15/2041	88,550	86,042
Ginnie Mae I Pool 4% 4/15/2042	63,588	61,602
Ginnie Mae I Pool 4% 4/15/2043	180,467	174,572
Ginnie Mae I Pool 4% 4/15/2043	17,163	16,643
Ginnie Mae I Pool 4% 4/15/2046	2,934,750	2,827,798
Ginnie Mae I Pool 4% 4/20/2048	972,470	931,239
Ginnie Mae I Pool 4% 4/20/2048	856,401	820,091
Ginnie Mae I Pool 4% 5/15/2040	56,563	54,952
Ginnie Mae I Pool 4% 5/15/2041	6,055	5,921
Ginnie Mae I Pool 4% 5/15/2041	1,543	1,498
Ginnie Mae I Pool 4% 5/15/2042	6,483	6,435
Ginnie Mae I Pool 4% 5/15/2043	25,484	24,608
Ginnie Mae I Pool 4% 5/15/2045	174,316	167,838
Ginnie Mae I Pool 4% 5/20/2041	21,730	21,168
Ginnie Mae I Pool 4% 5/20/2049	166,516	158,207
Ginnie Mae I Pool 4% 6/15/2041	54,935	53,327
Ginnie Mae I Pool 4% 6/15/2041	29,816	29,098
Ginnie Mae I Pool 4% 6/15/2041	27,876	27,014
Ginnie Mae I Pool 4% 6/15/2042	34,939	33,792
Ginnie Mae I Pool 4% 6/15/2042	1,640	1,587
Ginnie Mae I Pool 4% 6/15/2043	162,459	157,102
Ginnie Mae I Pool 4% 6/15/2043	6,498	6,298
Ginnie Mae I Pool 4% 6/15/2045	46,822	45,178
Ginnie Mae I Pool 4% 7/15/2039	42,502	41,380
Ginnie Mae I Pool 4% 7/15/2041	38,388	37,252
Ginnie Mae I Pool 4% 7/15/2041	33,416	32,518
Ginnie Mae I Pool 4% 7/15/2041	20,281	19,645
Ginnie Mae I Pool 4% 7/15/2041	19,416	18,810
Ginnie Mae I Pool 4% 7/15/2041	10,611	10,290
Ginnie Mae I Pool 4% 7/15/2041	6,706	6,507
Ginnie Mae I Pool 4% 7/15/2041	347	346
Ginnie Mae I Pool 4% 7/15/2042	94,020	90,890
Ginnie Mae I Pool 4% 7/15/2045	127,332	122,564
Ginnie Mae I Pool 4% 7/15/2046	265,694	254,928
Ginnie Mae I Pool 4% 7/15/2046	213,473	204,824
Ginnie Mae I Pool 4% 8/15/2039	31,345	30,560
Ginnie Mae I Pool 4% 8/15/2039	17,992	17,508
Ginnie Mae I Pool 4% 8/15/2039	13,423	13,052
Ginnie Mae I Pool 4% 8/15/2040	9,440	9,185
Ginnie Mae I Pool 4% 8/15/2041	55,368	53,756
Ginnie Mae I Pool 4% 8/15/2041	38,493	37,440
Ginnie Mae I Pool 4% 8/15/2041	6,034	5,875
Ginnie Mae I Pool 4% 8/15/2042	91,999	88,994
Ginnie Mae I Pool 4% 8/15/2042	13,989	13,591
Ginnie Mae I Pool 4% 8/15/2042	3,894	3,787
Ginnie Mae I Pool 4% 8/15/2043	36,025	34,759
Ginnie Mae I Pool 4% 8/15/2043	25,311	24,419
Ginnie Mae I Pool 4% 8/15/2043	10,221	9,894
Ginnie Mae I Pool 4% 9/15/2039	27,920	27,267
Ginnie Mae I Pool 4% 9/15/2040	13,754	13,382
Ginnie Mae I Pool 4% 9/15/2041	306,917	297,782
Ginnie Mae I Pool 4% 9/15/2041	53,953	52,383
Ginnie Mae I Pool 4% 9/15/2041	46,542	45,231
Ginnie Mae I Pool 4% 9/15/2041	20,795	20,136
Ginnie Mae I Pool 4% 9/15/2041	13,311	12,902
Ginnie Mae I Pool 4% 9/15/2041	5,644	5,503
Ginnie Mae I Pool 4.5% 10/15/2039	21,741	21,746
Ginnie Mae I Pool 4.5% 10/15/2039	15,391	15,418
Ginnie Mae I Pool 4.5% 10/15/2039	3,868	3,875
Ginnie Mae I Pool 4.5% 10/15/2039	3,734	3,740
Ginnie Mae I Pool 4.5% 10/15/2040	3,493	3,496
Ginnie Mae I Pool 4.5% 11/15/2039	131,394	131,434
Ginnie Mae I Pool 4.5% 11/15/2039	50,263	50,316
Ginnie Mae I Pool 4.5% 11/15/2039	41,308	41,361
Ginnie Mae I Pool 4.5% 11/15/2039	36,919	36,970
Ginnie Mae I Pool 4.5% 11/15/2039	29,973	30,014
Ginnie Mae I Pool 4.5% 11/15/2039	27,016	27,087
Ginnie Mae I Pool 4.5% 11/15/2039	18,690	18,718
Ginnie Mae I Pool 4.5% 11/15/2039	15,254	15,277
Ginnie Mae I Pool 4.5% 11/15/2039	4,230	4,237
Ginnie Mae I Pool 4.5% 11/15/2039	4,005	4,013
Ginnie Mae I Pool 4.5% 11/15/2039	3,016	3,021
Ginnie Mae I Pool 4.5% 11/15/2039	2,157	2,159
Ginnie Mae I Pool 4.5% 11/15/2039	1,818	1,821
Ginnie Mae I Pool 4.5% 12/15/2039	36,719	36,810
Ginnie Mae I Pool 4.5% 2/15/2040	106,655	106,803
Ginnie Mae I Pool 4.5% 2/15/2040	100,548	100,516
Ginnie Mae I Pool 4.5% 2/15/2040	73,113	73,246
Ginnie Mae I Pool 4.5% 2/15/2040	57,150	57,237
Ginnie Mae I Pool 4.5% 2/15/2040	50,931	51,016
Ginnie Mae I Pool 4.5% 2/15/2040	37,771	37,862
Ginnie Mae I Pool 4.5% 2/15/2040	31,806	31,855
Ginnie Mae I Pool 4.5% 2/15/2040	29,576	29,617
Ginnie Mae I Pool 4.5% 2/15/2040	20,689	20,735
Ginnie Mae I Pool 4.5% 2/15/2040	5,888	5,897
Ginnie Mae I Pool 4.5% 2/15/2040	5,357	5,366
Ginnie Mae I Pool 4.5% 2/15/2040	1,014	1,016
Ginnie Mae I Pool 4.5% 2/15/2041	23,649	23,628
Ginnie Mae I Pool 4.5% 3/15/2040	253,972	254,362
Ginnie Mae I Pool 4.5% 3/15/2040	23,027	23,052
Ginnie Mae I Pool 4.5% 3/15/2040	16,994	17,019
Ginnie Mae I Pool 4.5% 3/15/2040	11,946	11,965
Ginnie Mae I Pool 4.5% 3/15/2041	1,586,023	1,586,530
Ginnie Mae I Pool 4.5% 3/15/2041	786,974	787,987
Ginnie Mae I Pool 4.5% 3/15/2041	214,478	214,775
Ginnie Mae I Pool 4.5% 3/15/2041	25,177	25,209
Ginnie Mae I Pool 4.5% 3/15/2041	3,393	3,395
Ginnie Mae I Pool 4.5% 3/15/2041	900	901
Ginnie Mae I Pool 4.5% 4/15/2040	110,723	110,931
Ginnie Mae I Pool 4.5% 4/15/2040	71,670	71,783
Ginnie Mae I Pool 4.5% 4/15/2040	53,377	53,379
Ginnie Mae I Pool 4.5% 4/15/2040	40,788	40,807
Ginnie Mae I Pool 4.5% 4/15/2040	23,487	23,501
Ginnie Mae I Pool 4.5% 4/15/2040	9,510	9,506
Ginnie Mae I Pool 4.5% 4/15/2040	9,314	9,310
Ginnie Mae I Pool 4.5% 4/15/2040	6,405	6,415
Ginnie Mae I Pool 4.5% 4/15/2041	65,998	66,047
Ginnie Mae I Pool 4.5% 5/15/2039	35,383	35,454
Ginnie Mae I Pool 4.5% 5/15/2040	133,186	133,377
Ginnie Mae I Pool 4.5% 5/15/2040	12,655	12,661
Ginnie Mae I Pool 4.5% 5/15/2041	120	120
Ginnie Mae I Pool 4.5% 6/15/2039	69,090	69,257
Ginnie Mae I Pool 4.5% 6/15/2039	64,919	65,038
Ginnie Mae I Pool 4.5% 6/15/2039	11,824	11,847
Ginnie Mae I Pool 4.5% 6/15/2039	9,650	9,669
Ginnie Mae I Pool 4.5% 6/15/2039	8,123	8,140
Ginnie Mae I Pool 4.5% 6/15/2040	494,924	494,939
Ginnie Mae I Pool 4.5% 6/15/2040	292,076	292,509
Ginnie Mae I Pool 4.5% 6/15/2040	152,485	152,689
Ginnie Mae I Pool 4.5% 6/15/2040	132,511	132,669
Ginnie Mae I Pool 4.5% 6/15/2040	74,466	74,580
Ginnie Mae I Pool 4.5% 6/15/2040	72,059	72,162
Ginnie Mae I Pool 4.5% 6/15/2040	62,474	62,557
Ginnie Mae I Pool 4.5% 6/15/2040	57,798	57,876
Ginnie Mae I Pool 4.5% 6/15/2040	8,462	8,474
Ginnie Mae I Pool 4.5% 6/15/2040	5,637	5,642
Ginnie Mae I Pool 4.5% 6/15/2041	927,268	927,950
Ginnie Mae I Pool 4.5% 7/15/2039	56,335	56,451
Ginnie Mae I Pool 4.5% 7/15/2039	21,114	21,152
Ginnie Mae I Pool 4.5% 7/15/2039	1,865	1,867
Ginnie Mae I Pool 4.5% 7/15/2040	216,921	217,233
Ginnie Mae I Pool 4.5% 7/15/2040	192,823	193,100
Ginnie Mae I Pool 4.5% 7/15/2040	147,300	147,540
Ginnie Mae I Pool 4.5% 7/15/2040	112,018	112,179
Ginnie Mae I Pool 4.5% 7/15/2040	103,374	103,528
Ginnie Mae I Pool 4.5% 7/15/2040	94,959	95,067
Ginnie Mae I Pool 4.5% 7/15/2040	15,255	15,273
Ginnie Mae I Pool 4.5% 7/15/2040	8,860	8,869
Ginnie Mae I Pool 4.5% 7/15/2040	3,681	3,686
Ginnie Mae I Pool 4.5% 7/15/2040	651	651
Ginnie Mae I Pool 4.5% 8/15/2039	566,281	567,368
Ginnie Mae I Pool 4.5% 8/15/2039	361,339	362,033
Ginnie Mae I Pool 4.5% 8/15/2039	284,461	285,047
Ginnie Mae I Pool 4.5% 8/15/2039	117,760	117,957
Ginnie Mae I Pool 4.5% 8/15/2039	50,756	50,865
Ginnie Mae I Pool 4.5% 8/15/2039	9,507	9,524
Ginnie Mae I Pool 4.5% 8/15/2040	66,436	66,528
Ginnie Mae I Pool 4.5% 8/15/2040	14,651	14,637
Ginnie Mae I Pool 4.5% 8/15/2040	5,964	5,968
Ginnie Mae I Pool 4.5% 8/15/2040	5,951	5,957
Ginnie Mae I Pool 4.5% 8/15/2040	4,517	4,524
Ginnie Mae I Pool 4.5% 8/15/2040	1,586	1,588
Ginnie Mae I Pool 4.5% 8/15/2041	12,629	12,649
Ginnie Mae I Pool 4.5% 9/15/2039	106,934	107,124
Ginnie Mae I Pool 4.5% 9/15/2039	52,091	52,194
Ginnie Mae I Pool 4.5% 9/15/2039	19,431	19,464
Ginnie Mae I Pool 4.5% 9/15/2039	18,572	18,612
Ginnie Mae I Pool 4.5% 9/15/2040	17,165	17,194
Ginnie Mae I Pool 4.5% 9/15/2040	7,476	7,484
Ginnie Mae I Pool 5% 1/15/2034	3,827	3,892
Ginnie Mae I Pool 5% 1/15/2040	1,770	1,806
Ginnie Mae I Pool 5% 1/15/2040	1,685	1,712
Ginnie Mae I Pool 5% 10/15/2033	2,131	2,167
Ginnie Mae I Pool 5% 10/15/2034	3,040	3,091
Ginnie Mae I Pool 5% 10/15/2039	82,119	83,772
Ginnie Mae I Pool 5% 10/15/2039	40,030	40,831
Ginnie Mae I Pool 5% 10/15/2039	24,506	25,000
Ginnie Mae I Pool 5% 10/15/2039	13,226	13,491
Ginnie Mae I Pool 5% 10/15/2039	7,739	7,894
Ginnie Mae I Pool 5% 11/15/2033	1,352	1,375
Ginnie Mae I Pool 5% 11/15/2039	37,708	38,468
Ginnie Mae I Pool 5% 11/15/2039	24,430	24,917
Ginnie Mae I Pool 5% 11/15/2039	15,356	15,665
Ginnie Mae I Pool 5% 11/15/2039	14,828	15,127
Ginnie Mae I Pool 5% 11/15/2039	3,379	3,447
Ginnie Mae I Pool 5% 11/15/2039	2,853	2,910
Ginnie Mae I Pool 5% 11/15/2040	47,755	48,718
Ginnie Mae I Pool 5% 11/15/2040	17,491	17,846
Ginnie Mae I Pool 5% 12/15/2032	525	533
Ginnie Mae I Pool 5% 12/15/2037	12,834	13,091
Ginnie Mae I Pool 5% 12/15/2039	39,144	39,933
Ginnie Mae I Pool 5% 12/15/2039	18,821	19,199
Ginnie Mae I Pool 5% 12/15/2039	15,689	16,007
Ginnie Mae I Pool 5% 2/15/2039	7,176	7,319
Ginnie Mae I Pool 5% 2/15/2040	2,888	2,946
Ginnie Mae I Pool 5% 3/15/2039	30,871	31,484
Ginnie Mae I Pool 5% 3/15/2040	5,847	5,965
Ginnie Mae I Pool 5% 3/15/2041	31,397	32,033
Ginnie Mae I Pool 5% 3/15/2041	11,477	11,708
Ginnie Mae I Pool 5% 3/15/2041	2,463	2,513
Ginnie Mae I Pool 5% 4/15/2033	3,757	3,817
Ginnie Mae I Pool 5% 4/15/2039	6,433	6,561
Ginnie Mae I Pool 5% 4/15/2040	371,272	378,753
Ginnie Mae I Pool 5% 4/15/2040	273,608	279,115
Ginnie Mae I Pool 5% 4/15/2040	15,828	16,148
Ginnie Mae I Pool 5% 4/15/2040	5,623	5,736
Ginnie Mae I Pool 5% 4/15/2040	1,685	1,719
Ginnie Mae I Pool 5% 4/15/2041	56,690	57,842
Ginnie Mae I Pool 5% 4/15/2041	27,334	27,888
Ginnie Mae I Pool 5% 4/15/2041	12,220	12,467
Ginnie Mae I Pool 5% 4/15/2041	12,053	12,296
Ginnie Mae I Pool 5% 4/20/2048	2,706,781	2,757,628
Ginnie Mae I Pool 5% 5/15/2039	92,035	93,875
Ginnie Mae I Pool 5% 5/15/2039	44,027	44,908
Ginnie Mae I Pool 5% 5/15/2039	2,718	2,771
Ginnie Mae I Pool 5% 5/15/2040	24,639	25,130
Ginnie Mae I Pool 5% 5/15/2040	15,982	16,305
Ginnie Mae I Pool 5% 5/15/2040	3,412	3,481
Ginnie Mae I Pool 5% 6/15/2033	281	285
Ginnie Mae I Pool 5% 6/15/2039	10,755	10,970
Ginnie Mae I Pool 5% 6/15/2039	5,824	5,940
Ginnie Mae I Pool 5% 6/15/2039	981	1,001
Ginnie Mae I Pool 5% 6/15/2040	819,850	836,369
Ginnie Mae I Pool 5% 6/15/2040	56,383	57,520
Ginnie Mae I Pool 5% 6/15/2040	20,463	20,879
Ginnie Mae I Pool 5% 6/15/2040	14,936	15,239
Ginnie Mae I Pool 5% 6/15/2040	1,694	1,729
Ginnie Mae I Pool 5% 6/15/2041	37,852	38,618
Ginnie Mae I Pool 5% 6/15/2041	5,348	5,456
Ginnie Mae I Pool 5% 6/15/2041	5,074	5,176
Ginnie Mae I Pool 5% 7/15/2039	161,895	165,126
Ginnie Mae I Pool 5% 7/15/2039	38,354	39,122
Ginnie Mae I Pool 5% 7/15/2039	1,454	1,483
Ginnie Mae I Pool 5% 7/15/2040	93,719	95,610
Ginnie Mae I Pool 5% 7/15/2040	93,433	95,312
Ginnie Mae I Pool 5% 7/15/2040	57,225	58,381
Ginnie Mae I Pool 5% 7/15/2040	42,557	43,415
Ginnie Mae I Pool 5% 7/15/2040	25,134	25,643
Ginnie Mae I Pool 5% 7/15/2040	17,751	18,111
Ginnie Mae I Pool 5% 7/15/2040	12,009	12,251
Ginnie Mae I Pool 5% 7/15/2040	2,720	2,775
Ginnie Mae I Pool 5% 8/15/2039	82,148	83,796
Ginnie Mae I Pool 5% 8/15/2039	78,554	80,129
Ginnie Mae I Pool 5% 8/15/2039	34,536	35,230
Ginnie Mae I Pool 5% 8/15/2039	23,635	24,111
Ginnie Mae I Pool 5% 8/15/2039	7,599	7,752
Ginnie Mae I Pool 5% 8/15/2039	5,466	5,576
Ginnie Mae I Pool 5% 8/15/2039	4,547	4,638
Ginnie Mae I Pool 5% 8/15/2039	2,731	2,785
Ginnie Mae I Pool 5% 8/15/2040	165,205	168,543
Ginnie Mae I Pool 5% 8/15/2040	164,893	168,220
Ginnie Mae I Pool 5% 8/15/2040	53,045	54,117
Ginnie Mae I Pool 5% 8/15/2040	15,201	15,509
Ginnie Mae I Pool 5% 8/15/2041	8,531	8,702
Ginnie Mae I Pool 5% 9/15/2037	2,067	2,109
Ginnie Mae I Pool 5% 9/15/2039	225,566	230,076
Ginnie Mae I Pool 5% 9/15/2039	77,014	78,561
Ginnie Mae I Pool 5% 9/15/2039	43,345	44,215
Ginnie Mae I Pool 5% 9/15/2039	27,948	28,508
Ginnie Mae I Pool 5% 9/15/2039	26,345	26,873
Ginnie Mae I Pool 5% 9/15/2039	14,324	14,612
Ginnie Mae I Pool 5% 9/15/2039	13,139	13,404
Ginnie Mae I Pool 5% 9/15/2039	11,777	12,014
Ginnie Mae I Pool 5% 9/15/2039	11,667	11,900
Ginnie Mae I Pool 5% 9/15/2039	11,607	11,840
Ginnie Mae I Pool 5% 9/15/2039	9,078	9,260
Ginnie Mae I Pool 5% 9/15/2039	3,849	3,927
Ginnie Mae I Pool 5% 9/15/2039	3,711	3,785
Ginnie Mae I Pool 5% 9/15/2040	89,114	90,911
Ginnie Mae I Pool 5% 9/15/2040	58,922	60,115
Ginnie Mae I Pool 5% 9/15/2040	33,610	34,289
Ginnie Mae I Pool 5% 9/15/2040	12,399	12,651
Ginnie Mae I Pool 5% 9/15/2041	704,389	718,539
Ginnie Mae I Pool 5.5% 1/15/2034	473	485
Ginnie Mae I Pool 5.5% 1/15/2039	38,098	39,265
Ginnie Mae I Pool 5.5% 10/15/2035	30,143	30,974
Ginnie Mae I Pool 5.5% 11/15/2033	260	267
Ginnie Mae I Pool 5.5% 12/15/2038	68,857	71,002
Ginnie Mae I Pool 5.5% 12/15/2038	27,951	28,765
Ginnie Mae I Pool 5.5% 12/15/2038	1,930	1,987
Ginnie Mae I Pool 5.5% 2/15/2037	185	191
Ginnie Mae I Pool 5.5% 3/15/2034	2,005	2,055
Ginnie Mae I Pool 5.5% 3/15/2034	370	379
Ginnie Mae I Pool 5.5% 3/15/2038	50,362	51,824
Ginnie Mae I Pool 5.5% 3/15/2039	5,629	5,800
Ginnie Mae I Pool 5.5% 4/15/2034	2,109	2,161
Ginnie Mae I Pool 5.5% 4/15/2034	343	352
Ginnie Mae I Pool 5.5% 5/15/2034	7,625	7,826
Ginnie Mae I Pool 5.5% 5/15/2034	2,213	2,269
Ginnie Mae I Pool 5.5% 5/15/2034	813	834
Ginnie Mae I Pool 5.5% 5/15/2034	551	566
Ginnie Mae I Pool 5.5% 5/15/2034	470	482
Ginnie Mae I Pool 5.5% 5/15/2034	349	357
Ginnie Mae I Pool 5.5% 5/15/2037	191	196
Ginnie Mae I Pool 5.5% 5/15/2039	21,280	21,932
Ginnie Mae I Pool 5.5% 6/15/2039	1,667	1,716
Ginnie Mae I Pool 5.5% 6/15/2039	588	602
Ginnie Mae I Pool 5.5% 7/15/2033	1,867	1,914
Ginnie Mae I Pool 5.5% 7/15/2037	2,049	2,111
Ginnie Mae I Pool 5.5% 7/15/2037	385	397
Ginnie Mae I Pool 5.5% 7/15/2038	6,011	6,157
Ginnie Mae I Pool 5.5% 7/15/2038	403	415
Ginnie Mae I Pool 5.5% 7/15/2039	19,135	19,733
Ginnie Mae I Pool 5.5% 8/15/2033	5,752	5,898
Ginnie Mae I Pool 5.5% 8/15/2038	43,683	45,039
Ginnie Mae I Pool 5.5% 9/15/2038	64,432	66,398
Ginnie Mae I Pool 5.5% 9/15/2039	188,907	194,809
Ginnie Mae I Pool 5.5% 9/15/2039	132,724	136,865
Ginnie Mae I Pool 6% 10/15/2030	8,661	8,925
Ginnie Mae I Pool 6% 10/15/2039	5,252	5,508
Ginnie Mae I Pool 6% 11/15/2037	511	533
Ginnie Mae I Pool 6% 11/15/2039	15,095	15,841
Ginnie Mae I Pool 6% 11/15/2039	8,672	9,100
Ginnie Mae I Pool 6% 11/15/2039	5,712	5,988
Ginnie Mae I Pool 6% 11/15/2039	3,339	3,493
Ginnie Mae I Pool 6% 11/15/2039	2,843	2,967
Ginnie Mae I Pool 6% 11/15/2039	2,223	2,327
Ginnie Mae I Pool 6% 11/15/2039	1,464	1,535
Ginnie Mae I Pool 6% 12/15/2034	1,655	1,723
Ginnie Mae I Pool 6% 5/15/2040	475,625	497,588
Ginnie Mae I Pool 6.5% 10/15/2034	19,637	20,831
Ginnie Mae I Pool 6.5% 10/15/2034	2,517	2,659
Ginnie Mae I Pool 6.5% 10/15/2034	1,178	1,252
Ginnie Mae I Pool 6.5% 10/15/2034	259	273
Ginnie Mae I Pool 6.5% 10/15/2035	12,191	13,008
Ginnie Mae I Pool 6.5% 10/15/2036	3,908	4,154
Ginnie Mae I Pool 6.5% 11/15/2034	4,539	4,730
Ginnie Mae I Pool 6.5% 6/15/2037	4,699	4,992
Ginnie Mae I Pool 6.5% 7/15/2035	1,429	1,518
Ginnie Mae I Pool 6.5% 8/15/2034	20,664	21,863
Ginnie Mae I Pool 6.5% 8/15/2034	471	491
Ginnie Mae I Pool 6.5% 8/15/2036	3,481	3,700
Ginnie Mae I Pool 6.5% 9/15/2034	8,446	8,936
Ginnie Mae I Pool 6.5% 9/15/2035	299	309
Ginnie Mae I Pool 7% 1/15/2027	15	15
Ginnie Mae I Pool 7% 1/15/2028	386	388
Ginnie Mae I Pool 7% 1/15/2028	337	341
Ginnie Mae I Pool 7% 1/15/2028	244	246
Ginnie Mae I Pool 7% 1/15/2028	210	213
Ginnie Mae I Pool 7% 1/15/2028	196	199
Ginnie Mae I Pool 7% 1/15/2028	183	184
Ginnie Mae I Pool 7% 1/15/2028	159	160
Ginnie Mae I Pool 7% 1/15/2028	49	49
Ginnie Mae I Pool 7% 1/15/2028	37	38
Ginnie Mae I Pool 7% 1/15/2029	1,090	1,111
Ginnie Mae I Pool 7% 1/15/2029	560	572
Ginnie Mae I Pool 7% 1/15/2029	391	399
Ginnie Mae I Pool 7% 1/15/2029	296	301
Ginnie Mae I Pool 7% 1/15/2029	217	222
Ginnie Mae I Pool 7% 1/15/2029	71	72
Ginnie Mae I Pool 7% 1/15/2030	1,763	1,804
Ginnie Mae I Pool 7% 1/15/2030	159	162
Ginnie Mae I Pool 7% 1/15/2031	1,879	1,934
Ginnie Mae I Pool 7% 1/15/2031	1,046	1,081
Ginnie Mae I Pool 7% 1/15/2032	3,906	4,041
Ginnie Mae I Pool 7% 10/15/2026	61	61
Ginnie Mae I Pool 7% 10/15/2027	1,037	1,046
Ginnie Mae I Pool 7% 10/15/2028	1,553	1,581
Ginnie Mae I Pool 7% 10/15/2028	277	281
Ginnie Mae I Pool 7% 10/15/2029	379	389
Ginnie Mae I Pool 7% 10/15/2029	83	86
Ginnie Mae I Pool 7% 10/15/2030	483	495
Ginnie Mae I Pool 7% 10/15/2031	3,151	3,267
Ginnie Mae I Pool 7% 10/15/2031	1,291	1,314
Ginnie Mae I Pool 7% 10/15/2031	924	957
Ginnie Mae I Pool 7% 10/15/2031	888	920
Ginnie Mae I Pool 7% 10/15/2031	769	793
Ginnie Mae I Pool 7% 10/15/2031	28	29
Ginnie Mae I Pool 7% 11/15/2027	41	42
Ginnie Mae I Pool 7% 11/15/2028	567	579
Ginnie Mae I Pool 7% 11/15/2028	278	284
Ginnie Mae I Pool 7% 11/15/2028	51	51
Ginnie Mae I Pool 7% 11/15/2029	1,547	1,588
Ginnie Mae I Pool 7% 11/15/2031	1,793	1,857
Ginnie Mae I Pool 7% 11/15/2031	1,774	1,817
Ginnie Mae I Pool 7% 11/15/2031	892	918
Ginnie Mae I Pool 7% 11/15/2032	413	426
Ginnie Mae I Pool 7% 12/15/2026	2	2
Ginnie Mae I Pool 7% 12/15/2027	415	420
Ginnie Mae I Pool 7% 12/15/2027	316	320
Ginnie Mae I Pool 7% 12/15/2027	113	115
Ginnie Mae I Pool 7% 12/15/2027	49	49
Ginnie Mae I Pool 7% 12/15/2028	605	617
Ginnie Mae I Pool 7% 12/15/2028	557	568
Ginnie Mae I Pool 7% 12/15/2028	204	207
Ginnie Mae I Pool 7% 12/15/2028	90	92
Ginnie Mae I Pool 7% 12/15/2028	37	38
Ginnie Mae I Pool 7% 12/15/2028	14	14
Ginnie Mae I Pool 7% 12/15/2030	1,796	1,855
Ginnie Mae I Pool 7% 12/15/2030	825	852
Ginnie Mae I Pool 7% 12/15/2031	2,996	3,101
Ginnie Mae I Pool 7% 12/15/2031	1,430	1,482
Ginnie Mae I Pool 7% 12/15/2031	137	142
Ginnie Mae I Pool 7% 2/15/2028	939	953
Ginnie Mae I Pool 7% 2/15/2028	582	590
Ginnie Mae I Pool 7% 2/15/2028	236	238
Ginnie Mae I Pool 7% 2/15/2028	228	229
Ginnie Mae I Pool 7% 2/15/2028	166	168
Ginnie Mae I Pool 7% 2/15/2028	86	88
Ginnie Mae I Pool 7% 2/15/2028	87	88
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	25	25
Ginnie Mae I Pool 7% 2/15/2028	21	22
Ginnie Mae I Pool 7% 2/15/2028	9	9
Ginnie Mae I Pool 7% 2/15/2029	120	123
Ginnie Mae I Pool 7% 2/15/2029	83	84
Ginnie Mae I Pool 7% 2/15/2029	67	68
Ginnie Mae I Pool 7% 2/15/2030	518	532
Ginnie Mae I Pool 7% 2/15/2031	7,074	7,309
Ginnie Mae I Pool 7% 2/15/2032	4,697	4,875
Ginnie Mae I Pool 7% 2/15/2032	4,058	4,199
Ginnie Mae I Pool 7% 2/15/2032	3,027	3,092
Ginnie Mae I Pool 7% 2/15/2032	1,295	1,342
Ginnie Mae I Pool 7% 2/15/2032	470	486
Ginnie Mae I Pool 7% 2/15/2032	359	365
Ginnie Mae I Pool 7% 2/15/2032	311	322
Ginnie Mae I Pool 7% 3/15/2028	1,013	1,029
Ginnie Mae I Pool 7% 3/15/2028	567	574
Ginnie Mae I Pool 7% 3/15/2028	324	329
Ginnie Mae I Pool 7% 3/15/2028	260	263
Ginnie Mae I Pool 7% 3/15/2028	230	231
Ginnie Mae I Pool 7% 3/15/2028	145	146
Ginnie Mae I Pool 7% 3/15/2028	104	105
Ginnie Mae I Pool 7% 3/15/2028	101	103
Ginnie Mae I Pool 7% 3/15/2028	57	58
Ginnie Mae I Pool 7% 3/15/2029	764	780
Ginnie Mae I Pool 7% 3/15/2029	346	354
Ginnie Mae I Pool 7% 3/15/2029	205	209
Ginnie Mae I Pool 7% 3/15/2029	94	95
Ginnie Mae I Pool 7% 3/15/2029	64	65
Ginnie Mae I Pool 7% 3/15/2029	53	53
Ginnie Mae I Pool 7% 3/15/2031	9,205	9,455
Ginnie Mae I Pool 7% 3/15/2031	858	872
Ginnie Mae I Pool 7% 3/15/2031	297	307
Ginnie Mae I Pool 7% 3/15/2031	285	294
Ginnie Mae I Pool 7% 3/15/2031	210	217
Ginnie Mae I Pool 7% 3/15/2032	1,852	1,922
Ginnie Mae I Pool 7% 3/15/2032	804	834
Ginnie Mae I Pool 7% 3/15/2032	646	670
Ginnie Mae I Pool 7% 3/15/2032	432	446
Ginnie Mae I Pool 7% 3/15/2032	419	433
Ginnie Mae I Pool 7% 3/15/2032	206	212
Ginnie Mae I Pool 7% 3/15/2032	150	156
Ginnie Mae I Pool 7% 3/15/2032	24	25
Ginnie Mae I Pool 7% 4/15/2028	545	553
Ginnie Mae I Pool 7% 4/15/2028	343	348
Ginnie Mae I Pool 7% 4/15/2028	247	251
Ginnie Mae I Pool 7% 4/15/2028	195	198
Ginnie Mae I Pool 7% 4/15/2028	133	134
Ginnie Mae I Pool 7% 4/15/2028	86	87
Ginnie Mae I Pool 7% 4/15/2028	53	54
Ginnie Mae I Pool 7% 4/15/2028	42	42
Ginnie Mae I Pool 7% 4/15/2028	22	23
Ginnie Mae I Pool 7% 4/15/2028	14	14
Ginnie Mae I Pool 7% 4/15/2028	5	5
Ginnie Mae I Pool 7% 4/15/2029	524	534
Ginnie Mae I Pool 7% 4/15/2029	49	50
Ginnie Mae I Pool 7% 4/15/2029	27	28
Ginnie Mae I Pool 7% 4/15/2030	463	476
Ginnie Mae I Pool 7% 4/15/2031	2,564	2,648
Ginnie Mae I Pool 7% 4/15/2031	884	914
Ginnie Mae I Pool 7% 4/15/2031	513	531
Ginnie Mae I Pool 7% 4/15/2031	214	221
Ginnie Mae I Pool 7% 4/15/2031	113	117
Ginnie Mae I Pool 7% 4/15/2032	10,375	10,721
Ginnie Mae I Pool 7% 4/15/2032	2,885	2,996
Ginnie Mae I Pool 7% 4/15/2032	1,497	1,550
Ginnie Mae I Pool 7% 4/15/2032	1,263	1,308
Ginnie Mae I Pool 7% 4/15/2032	1,032	1,071
Ginnie Mae I Pool 7% 4/15/2032	447	462
Ginnie Mae I Pool 7% 4/15/2032	395	409
Ginnie Mae I Pool 7% 4/15/2032	295	298
Ginnie Mae I Pool 7% 4/15/2032	286	296
Ginnie Mae I Pool 7% 4/15/2032	235	243
Ginnie Mae I Pool 7% 4/15/2032	235	242
Ginnie Mae I Pool 7% 4/15/2032	111	112
Ginnie Mae I Pool 7% 4/20/2032	39,417	41,055
Ginnie Mae I Pool 7% 5/15/2027	8	8
Ginnie Mae I Pool 7% 5/15/2028	984	997
Ginnie Mae I Pool 7% 5/15/2028	743	755
Ginnie Mae I Pool 7% 5/15/2028	461	464
Ginnie Mae I Pool 7% 5/15/2028	349	355
Ginnie Mae I Pool 7% 5/15/2028	71	72
Ginnie Mae I Pool 7% 5/15/2028	54	55
Ginnie Mae I Pool 7% 5/15/2028	47	47
Ginnie Mae I Pool 7% 5/15/2028	38	38
Ginnie Mae I Pool 7% 5/15/2028	22	23
Ginnie Mae I Pool 7% 5/15/2028	21	21
Ginnie Mae I Pool 7% 5/15/2029	346	355
Ginnie Mae I Pool 7% 5/15/2030	268	274
Ginnie Mae I Pool 7% 5/15/2031	11,526	11,910
Ginnie Mae I Pool 7% 5/15/2031	903	927
Ginnie Mae I Pool 7% 5/15/2031	456	472
Ginnie Mae I Pool 7% 5/15/2031	244	247
Ginnie Mae I Pool 7% 5/15/2032	14,569	15,130
Ginnie Mae I Pool 7% 5/15/2032	3,702	3,831
Ginnie Mae I Pool 7% 5/15/2032	1,744	1,813
Ginnie Mae I Pool 7% 5/15/2032	1,619	1,672
Ginnie Mae I Pool 7% 5/15/2032	1,612	1,670
Ginnie Mae I Pool 7% 5/15/2032	1,434	1,490
Ginnie Mae I Pool 7% 5/15/2032	837	861
Ginnie Mae I Pool 7% 5/15/2032	792	821
Ginnie Mae I Pool 7% 5/15/2032	534	544
Ginnie Mae I Pool 7% 5/15/2032	431	443
Ginnie Mae I Pool 7% 5/15/2032	380	393
Ginnie Mae I Pool 7% 5/15/2032	318	329
Ginnie Mae I Pool 7% 5/15/2032	273	281
Ginnie Mae I Pool 7% 5/15/2032	94	98
Ginnie Mae I Pool 7% 5/15/2032	48	50
Ginnie Mae I Pool 7% 6/15/2028	3,762	3,812
Ginnie Mae I Pool 7% 6/15/2028	1,563	1,587
Ginnie Mae I Pool 7% 6/15/2028	550	558
Ginnie Mae I Pool 7% 6/15/2028	539	548
Ginnie Mae I Pool 7% 6/15/2028	448	456
Ginnie Mae I Pool 7% 6/15/2028	362	368
Ginnie Mae I Pool 7% 6/15/2028	274	278
Ginnie Mae I Pool 7% 6/15/2028	238	241
Ginnie Mae I Pool 7% 6/15/2028	192	196
Ginnie Mae I Pool 7% 6/15/2028	172	175
Ginnie Mae I Pool 7% 6/15/2028	155	158
Ginnie Mae I Pool 7% 6/15/2028	133	135
Ginnie Mae I Pool 7% 6/15/2028	65	67
Ginnie Mae I Pool 7% 6/15/2028	65	66
Ginnie Mae I Pool 7% 6/15/2028	61	62
Ginnie Mae I Pool 7% 6/15/2028	42	43
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2028	24	24
Ginnie Mae I Pool 7% 6/15/2029	2,881	2,948
Ginnie Mae I Pool 7% 6/15/2029	477	484
Ginnie Mae I Pool 7% 6/15/2029	171	176
Ginnie Mae I Pool 7% 6/15/2029	120	123
Ginnie Mae I Pool 7% 6/15/2029	119	122
Ginnie Mae I Pool 7% 6/15/2031	21,745	22,495
Ginnie Mae I Pool 7% 6/15/2031	2,868	2,966
Ginnie Mae I Pool 7% 6/15/2031	1,209	1,250
Ginnie Mae I Pool 7% 6/15/2031	570	590
Ginnie Mae I Pool 7% 6/15/2031	26	27
Ginnie Mae I Pool 7% 6/15/2032	1,911	1,975
Ginnie Mae I Pool 7% 6/15/2032	1,016	1,048
Ginnie Mae I Pool 7% 6/15/2032	515	535
Ginnie Mae I Pool 7% 6/15/2032	496	510
Ginnie Mae I Pool 7% 6/15/2032	367	379
Ginnie Mae I Pool 7% 6/15/2032	339	351
Ginnie Mae I Pool 7% 6/15/2032	290	301
Ginnie Mae I Pool 7% 6/15/2032	73	75
Ginnie Mae I Pool 7% 6/15/2032	66	68
Ginnie Mae I Pool 7% 7/15/2028	9,878	10,011
Ginnie Mae I Pool 7% 7/15/2028	651	661
Ginnie Mae I Pool 7% 7/15/2028	323	328
Ginnie Mae I Pool 7% 7/15/2028	320	325
Ginnie Mae I Pool 7% 7/15/2028	123	125
Ginnie Mae I Pool 7% 7/15/2028	109	110
Ginnie Mae I Pool 7% 7/15/2028	102	103
Ginnie Mae I Pool 7% 7/15/2028	97	99
Ginnie Mae I Pool 7% 7/15/2028	90	91
Ginnie Mae I Pool 7% 7/15/2028	64	64
Ginnie Mae I Pool 7% 7/15/2028	43	43
Ginnie Mae I Pool 7% 7/15/2029	687	704
Ginnie Mae I Pool 7% 7/15/2029	518	530
Ginnie Mae I Pool 7% 7/15/2029	386	394
Ginnie Mae I Pool 7% 7/15/2029	255	261
Ginnie Mae I Pool 7% 7/15/2029	39	40
Ginnie Mae I Pool 7% 7/15/2031	12,535	12,957
Ginnie Mae I Pool 7% 7/15/2031	8,966	9,276
Ginnie Mae I Pool 7% 7/15/2031	4,105	4,231
Ginnie Mae I Pool 7% 7/15/2031	1,977	2,047
Ginnie Mae I Pool 7% 7/15/2031	1,253	1,293
Ginnie Mae I Pool 7% 7/15/2031	506	521
Ginnie Mae I Pool 7% 7/15/2031	290	297
Ginnie Mae I Pool 7% 7/15/2031	5	5
Ginnie Mae I Pool 7% 7/15/2032	6,370	6,599
Ginnie Mae I Pool 7% 7/15/2032	1,006	1,046
Ginnie Mae I Pool 7% 7/15/2032	799	823
Ginnie Mae I Pool 7% 7/15/2032	576	595
Ginnie Mae I Pool 7% 7/15/2032	548	569
Ginnie Mae I Pool 7% 7/15/2032	520	540
Ginnie Mae I Pool 7% 7/15/2032	113	118
Ginnie Mae I Pool 7% 8/15/2028	41	41
Ginnie Mae I Pool 7% 8/15/2029	92	93
Ginnie Mae I Pool 7% 8/15/2029	47	47
Ginnie Mae I Pool 7% 8/15/2029	18	18
Ginnie Mae I Pool 7% 8/15/2031	1,492	1,544
Ginnie Mae I Pool 7% 8/15/2031	940	974
Ginnie Mae I Pool 7% 8/15/2031	698	721
Ginnie Mae I Pool 7% 8/15/2031	483	500
Ginnie Mae I Pool 7% 8/15/2031	373	387
Ginnie Mae I Pool 7% 8/15/2031	283	292
Ginnie Mae I Pool 7% 8/15/2031	261	270
Ginnie Mae I Pool 7% 8/15/2032	29,049	30,039
Ginnie Mae I Pool 7% 8/15/2032	829	852
Ginnie Mae I Pool 7% 8/15/2032	500	517
Ginnie Mae I Pool 7% 8/15/2032	473	491
Ginnie Mae I Pool 7% 8/15/2032	381	396
Ginnie Mae I Pool 7% 8/15/2032	330	342
Ginnie Mae I Pool 7% 8/15/2032	238	246
Ginnie Mae I Pool 7% 8/15/2032	118	119
Ginnie Mae I Pool 7% 9/15/2027	33	33
Ginnie Mae I Pool 7% 9/15/2028	553	564
Ginnie Mae I Pool 7% 9/15/2028	119	121
Ginnie Mae I Pool 7% 9/15/2028	78	79
Ginnie Mae I Pool 7% 9/15/2028	62	63
Ginnie Mae I Pool 7% 9/15/2028	56	57
Ginnie Mae I Pool 7% 9/15/2028	25	26
Ginnie Mae I Pool 7% 9/15/2029	55	56
Ginnie Mae I Pool 7% 9/15/2031	1,949	2,019
Ginnie Mae I Pool 7% 9/15/2031	1,622	1,680
Ginnie Mae I Pool 7% 9/15/2031	1,285	1,330
Ginnie Mae I Pool 7% 9/15/2031	635	657
Ginnie Mae I Pool 7% 9/15/2031	478	493
Ginnie Mae I Pool 7% 9/15/2031	164	168
Ginnie Mae I Pool 7% 9/15/2031	131	135
Ginnie Mae I Pool 7% 9/15/2031	65	67
Ginnie Mae I Pool 7% 9/15/2032	68,707	70,905
Ginnie Mae I Pool 7.5% 1/15/2028	328	332
Ginnie Mae I Pool 7.5% 1/15/2031	276	287
Ginnie Mae I Pool 7.5% 1/15/2031	82	85
Ginnie Mae I Pool 7.5% 10/15/2027	740	747
Ginnie Mae I Pool 7.5% 10/15/2027	682	694
Ginnie Mae I Pool 7.5% 10/15/2027	481	490
Ginnie Mae I Pool 7.5% 10/15/2027	460	468
Ginnie Mae I Pool 7.5% 10/15/2027	161	163
Ginnie Mae I Pool 7.5% 10/15/2027	93	95
Ginnie Mae I Pool 7.5% 10/15/2027	67	68
Ginnie Mae I Pool 7.5% 10/15/2027	41	41
Ginnie Mae I Pool 7.5% 10/15/2027	36	37
Ginnie Mae I Pool 7.5% 10/15/2027	35	36
Ginnie Mae I Pool 7.5% 10/15/2027	13	13
Ginnie Mae I Pool 7.5% 11/15/2027	68	69
Ginnie Mae I Pool 7.5% 11/15/2027	49	50
Ginnie Mae I Pool 7.5% 11/15/2027	37	37
Ginnie Mae I Pool 7.5% 12/15/2027	342	349
Ginnie Mae I Pool 7.5% 12/15/2027	264	269
Ginnie Mae I Pool 7.5% 12/15/2027	261	265
Ginnie Mae I Pool 7.5% 12/15/2027	104	105
Ginnie Mae I Pool 7.5% 12/15/2027	30	30
Ginnie Mae I Pool 7.5% 2/15/2027	550	553
Ginnie Mae I Pool 7.5% 2/15/2027	69	70
Ginnie Mae I Pool 7.5% 3/15/2026	4	4
Ginnie Mae I Pool 7.5% 3/15/2026	3	3
Ginnie Mae I Pool 7.5% 3/15/2028	260	266
Ginnie Mae I Pool 7.5% 3/15/2031	1,126	1,179
Ginnie Mae I Pool 7.5% 4/15/2027	450	454
Ginnie Mae I Pool 7.5% 4/15/2027	231	233
Ginnie Mae I Pool 7.5% 4/15/2027	107	108
Ginnie Mae I Pool 7.5% 4/15/2027	77	78
Ginnie Mae I Pool 7.5% 4/15/2027	66	67
Ginnie Mae I Pool 7.5% 4/15/2027	53	53
Ginnie Mae I Pool 7.5% 4/15/2027	44	44
Ginnie Mae I Pool 7.5% 4/15/2027	30	30
Ginnie Mae I Pool 7.5% 4/15/2027	20	20
Ginnie Mae I Pool 7.5% 4/15/2027	8	8
Ginnie Mae I Pool 7.5% 5/15/2027	133	134
Ginnie Mae I Pool 7.5% 5/15/2027	70	71
Ginnie Mae I Pool 7.5% 5/15/2027	5	5
Ginnie Mae I Pool 7.5% 6/15/2027	550	556
Ginnie Mae I Pool 7.5% 6/15/2027	375	378
Ginnie Mae I Pool 7.5% 6/15/2027	163	165
Ginnie Mae I Pool 7.5% 6/15/2027	116	117
Ginnie Mae I Pool 7.5% 6/15/2027	101	102
Ginnie Mae I Pool 7.5% 6/15/2027	52	53
Ginnie Mae I Pool 7.5% 6/15/2027	27	27
Ginnie Mae I Pool 7.5% 6/15/2027	22	22
Ginnie Mae I Pool 7.5% 6/15/2027	12	12
Ginnie Mae I Pool 7.5% 7/15/2027	833	846
Ginnie Mae I Pool 7.5% 7/15/2027	696	706
Ginnie Mae I Pool 7.5% 7/15/2027	312	316
Ginnie Mae I Pool 7.5% 7/15/2027	293	295
Ginnie Mae I Pool 7.5% 7/15/2027	252	256
Ginnie Mae I Pool 7.5% 7/15/2027	195	198
Ginnie Mae I Pool 7.5% 7/15/2027	195	198
Ginnie Mae I Pool 7.5% 7/15/2027	95	96
Ginnie Mae I Pool 7.5% 7/15/2027	30	30
Ginnie Mae I Pool 7.5% 7/15/2027	28	28
Ginnie Mae I Pool 7.5% 7/15/2028	1,484	1,521
Ginnie Mae I Pool 7.5% 7/15/2029	234	240
Ginnie Mae I Pool 7.5% 8/15/2026	7	7
Ginnie Mae I Pool 7.5% 8/15/2027	902	916
Ginnie Mae I Pool 7.5% 8/15/2027	390	396
Ginnie Mae I Pool 7.5% 8/15/2027	308	311
Ginnie Mae I Pool 7.5% 8/15/2027	137	139
Ginnie Mae I Pool 7.5% 8/15/2027	99	99
Ginnie Mae I Pool 7.5% 8/15/2027	45	46
Ginnie Mae I Pool 7.5% 8/15/2027	33	33
Ginnie Mae I Pool 7.5% 8/15/2027	9	9
Ginnie Mae I Pool 7.5% 8/15/2028	716	736
Ginnie Mae I Pool 7.5% 8/15/2028	514	524
Ginnie Mae I Pool 7.5% 8/15/2028	384	394
Ginnie Mae I Pool 7.5% 8/15/2028	297	304
Ginnie Mae I Pool 7.5% 8/15/2028	119	122
Ginnie Mae I Pool 7.5% 8/15/2028	25	25
Ginnie Mae I Pool 7.5% 8/15/2029	59	61
Ginnie Mae I Pool 7.5% 9/15/2027	873	888
Ginnie Mae I Pool 7.5% 9/15/2027	73	74
Ginnie Mae I Pool 7.5% 9/15/2027	43	44
Ginnie Mae I Pool 7.5% 9/15/2027	11	11
Ginnie Mae I Pool 7.5% 9/15/2027	3	3
Ginnie Mae I Pool 7.5% 9/15/2028	896	920
Ginnie Mae I Pool 7.5% 9/15/2028	136	137
Ginnie Mae I Pool 7.5% 9/15/2031	2,183	2,271
Ginnie Mae I Pool 8% 1/15/2028	494	503
Ginnie Mae I Pool 8% 10/15/2029	142	146
Ginnie Mae I Pool 8% 11/15/2027	98	100
Ginnie Mae I Pool 8% 12/15/2027	522	530
Ginnie Mae I Pool 8% 12/15/2027	172	174
Ginnie Mae I Pool 8% 12/15/2027	134	135
Ginnie Mae I Pool 8% 12/15/2027	54	55
Ginnie Mae I Pool 8% 7/15/2027	166	168
Ginnie Mae I Pool 8% 8/15/2027	55	56
Ginnie Mae I Pool 8% 8/15/2027	42	43
Ginnie Mae I Pool 8% 9/15/2026	4	4
Ginnie Mae I Pool 8% 9/15/2029	79	81
Ginnie Mae I Pool 8.5% 1/15/2031	2,638	2,744
Ginnie Mae I Pool 8.5% 11/15/2027	47	48
Ginnie Mae I Pool 8.5% 11/15/2031	79	82
Ginnie Mae I Pool 8.5% 12/15/2029	139	143
Ginnie Mae I Pool 8.5% 4/15/2030	684	702
Ginnie Mae I Pool 8.5% 7/15/2030	3,929	4,063
Ginnie Mae I Pool 8.5% 8/15/2029	906	929
Ginnie Mae II Pool 2% 1/1/2056 (d)	165,375,000	136,872,271
Ginnie Mae II Pool 2% 1/20/2051	119,961,993	99,357,285
Ginnie Mae II Pool 2% 2/20/2052	61,295,233	50,776,719
Ginnie Mae II Pool 2% 3/20/2052	50,100,147	41,502,757
Ginnie Mae II Pool 2% 4/20/2052	11,762,886	9,744,326
Ginnie Mae II Pool 2% 8/20/2050	1,058,440	877,138
Ginnie Mae II Pool 2% 8/20/2051	87,036,305	72,073,319
Ginnie Mae II Pool 2% 9/20/2050	19,289,140	15,985,072
Ginnie Mae II Pool 2.5% 1/1/2056 (d)	12,700,000	10,952,267
Ginnie Mae II Pool 2.5% 12/20/2051	2,643,195	2,280,812
Ginnie Mae II Pool 2.5% 3/20/2052	14,999,991	12,945,832
Ginnie Mae II Pool 2.5% 7/20/2051	124,988	107,852
Ginnie Mae II Pool 2.5% 8/20/2051	32,955,140	28,436,983
Ginnie Mae II Pool 2.5% 9/20/2051	48,995,106	42,277,867
Ginnie Mae II Pool 3% 1/20/2032	2,656,394	2,600,210
Ginnie Mae II Pool 3% 10/20/2031	863,735	845,955
Ginnie Mae II Pool 3% 10/20/2049	75,847	68,396
Ginnie Mae II Pool 3% 11/20/2031	938,109	918,264
Ginnie Mae II Pool 3% 12/20/2031	1,405,403	1,376,078
Ginnie Mae II Pool 3% 12/20/2046	5,154,305	4,701,159
Ginnie Mae II Pool 3% 2/20/2031	111,920	109,874
Ginnie Mae II Pool 3% 3/20/2031	224,220	220,055
Ginnie Mae II Pool 3% 3/20/2050	3,826,413	3,449,355
Ginnie Mae II Pool 3% 4/20/2031	840,066	824,218
Ginnie Mae II Pool 3% 4/20/2052	20,907,653	18,804,927
Ginnie Mae II Pool 3% 5/20/2031	1,796,324	1,761,915
Ginnie Mae II Pool 3% 5/20/2050	1,441,065	1,299,061
Ginnie Mae II Pool 3% 5/20/2051	3,196,188	2,875,839
Ginnie Mae II Pool 3% 5/20/2052	68,282,656	61,415,326
Ginnie Mae II Pool 3% 6/20/2050	26,507	23,895
Ginnie Mae II Pool 3% 6/20/2051	846,051	761,094
Ginnie Mae II Pool 3% 7/20/2031	23,738	23,270
Ginnie Mae II Pool 3% 7/20/2051	1,073,933	966,428
Ginnie Mae II Pool 3% 8/20/2031	275,513	269,998
Ginnie Mae II Pool 3% 8/20/2051	1,271,937	1,144,612
Ginnie Mae II Pool 3% 9/20/2031	111,708	109,441
Ginnie Mae II Pool 3% 9/20/2051	16,717	15,044
Ginnie Mae II Pool 3.5% 1/20/2042	13,315	12,644
Ginnie Mae II Pool 3.5% 1/20/2044	19,604	18,501
Ginnie Mae II Pool 3.5% 10/20/2040	5,581	5,311
Ginnie Mae II Pool 3.5% 10/20/2041	9,212	8,749
Ginnie Mae II Pool 3.5% 10/20/2043	3,962	3,742
Ginnie Mae II Pool 3.5% 11/20/2041	1,124,485	1,068,037
Ginnie Mae II Pool 3.5% 11/20/2043	8,263	7,803
Ginnie Mae II Pool 3.5% 12/20/2040	2,137	2,035
Ginnie Mae II Pool 3.5% 12/20/2041	5,319,304	5,052,341
Ginnie Mae II Pool 3.5% 2/20/2043	153,301	145,111
Ginnie Mae II Pool 3.5% 3/20/2043	188,663	178,543
Ginnie Mae II Pool 3.5% 4/20/2043	338,994	320,738
Ginnie Mae II Pool 3.5% 4/20/2044	4,284	4,039
Ginnie Mae II Pool 3.5% 5/20/2043	5,560,398	5,237,139
Ginnie Mae II Pool 3.5% 5/20/2046	220,270	203,751
Ginnie Mae II Pool 3.5% 5/20/2046	53,181	49,192
Ginnie Mae II Pool 3.5% 7/20/2043	116,941	110,613
Ginnie Mae II Pool 3.5% 8/20/2043	5,593	5,286
Ginnie Mae II Pool 3.5% 9/20/2040	9,739	9,267
Ginnie Mae II Pool 3.5% 9/20/2043	4,519,538	4,269,511
Ginnie Mae II Pool 4% 1/20/2041	1,135,259	1,106,861
Ginnie Mae II Pool 4% 1/20/2042	1,191,989	1,160,070
Ginnie Mae II Pool 4% 1/20/2045	386,677	374,141
Ginnie Mae II Pool 4% 1/20/2046	45,547	43,970
Ginnie Mae II Pool 4% 10/20/2040	753,247	734,588
Ginnie Mae II Pool 4% 10/20/2041	3,203,773	3,119,355
Ginnie Mae II Pool 4% 11/20/2040	2,972,968	2,898,518
Ginnie Mae II Pool 4% 11/20/2041	104,632	101,846
Ginnie Mae II Pool 4% 12/20/2040	61,785	60,248
Ginnie Mae II Pool 4% 12/20/2041	896,307	872,302
Ginnie Mae II Pool 4% 2/20/2041	90,836	88,549
Ginnie Mae II Pool 4% 3/20/2041	198,380	193,382
Ginnie Mae II Pool 4% 3/20/2046	14,319	13,827
Ginnie Mae II Pool 4% 3/20/2047	133,203	128,679
Ginnie Mae II Pool 4% 4/20/2042	636,805	619,453
Ginnie Mae II Pool 4% 4/20/2047	3,766,533	3,638,617
Ginnie Mae II Pool 4% 5/20/2046	3,491,043	3,377,939
Ginnie Mae II Pool 4% 6/20/2042	8,728	8,488
Ginnie Mae II Pool 4% 8/20/2041	22,009	21,431
Ginnie Mae II Pool 4% 8/20/2043	298,019	289,173
Ginnie Mae II Pool 4% 9/20/2040	868,897	847,336
Ginnie Mae II Pool 4.5% 1/1/2056 (d)	37,000,000	36,041,585
Ginnie Mae II Pool 4.5% 1/20/2041	217,172	217,262
Ginnie Mae II Pool 4.5% 10/20/2035	2,399	2,406
Ginnie Mae II Pool 4.5% 10/20/2039	33,036	32,468
Ginnie Mae II Pool 4.5% 10/20/2040	465,341	457,240
Ginnie Mae II Pool 4.5% 10/20/2040	46,480	46,506
Ginnie Mae II Pool 4.5% 11/20/2040	195,407	191,775
Ginnie Mae II Pool 4.5% 11/20/2040	46,752	46,774
Ginnie Mae II Pool 4.5% 11/20/2054	45,440,034	44,346,425
Ginnie Mae II Pool 4.5% 12/20/2039	184,195	181,083
Ginnie Mae II Pool 4.5% 12/20/2040	93,231	91,509
Ginnie Mae II Pool 4.5% 2/20/2041	1,136,149	1,136,564
Ginnie Mae II Pool 4.5% 2/20/2041	8,036	7,887
Ginnie Mae II Pool 4.5% 3/20/2036	16,197	16,246
Ginnie Mae II Pool 4.5% 3/20/2041	74,215	74,242
Ginnie Mae II Pool 4.5% 4/20/2040	87,402	85,845
Ginnie Mae II Pool 4.5% 4/20/2041	472,412	472,559
Ginnie Mae II Pool 4.5% 5/20/2040	80,200	80,263
Ginnie Mae II Pool 4.5% 5/20/2041	4,722,435	4,723,896
Ginnie Mae II Pool 4.5% 6/20/2033	7,441	7,466
Ginnie Mae II Pool 4.5% 6/20/2039	36,373	35,777
Ginnie Mae II Pool 4.5% 6/20/2040	84,874	83,456
Ginnie Mae II Pool 4.5% 6/20/2041	1,275,360	1,275,562
Ginnie Mae II Pool 4.5% 7/20/2039	7,271	7,234
Ginnie Mae II Pool 4.5% 7/20/2040	89,430	89,488
Ginnie Mae II Pool 4.5% 7/20/2040	7,453	7,326
Ginnie Mae II Pool 4.5% 8/20/2040	9,763	9,770
Ginnie Mae II Pool 4.5% 9/20/2040	837,998	838,465
Ginnie Mae II Pool 5% 1/1/2056 (d)	57,500,000	57,360,574
Ginnie Mae II Pool 5% 12/20/2054	8,108,208	8,126,943
Ginnie Mae II Pool 5% 2/1/2056 (d)	57,500,000	57,295,438
Ginnie Mae II Pool 5% 9/20/2033	341,259	346,631
Ginnie Mae II Pool 5.5% 1/1/2056 (d)	374,500,000	378,114,787
Ginnie Mae II Pool 5.5% 12/20/2054	6,863,077	6,937,830
Ginnie Mae II Pool 5.5% 2/1/2056 (d)	345,850,000	348,918,071
Ginnie Mae II Pool 5.5% 3/1/2056 (d)	60,700,000	61,216,899
Ginnie Mae II Pool 6% 1/1/2056 (d)	304,750,000	310,541,499
Ginnie Mae II Pool 6% 11/20/2031	9,420	9,726
Ginnie Mae II Pool 6% 12/20/2054	7,120,899	7,272,833
Ginnie Mae II Pool 6% 2/1/2056 (d)	254,225,000	258,867,632
Ginnie Mae II Pool 6% 3/1/2056 (d)	81,550,000	82,926,156
Ginnie Mae II Pool 6% 5/20/2032	43,501	45,017
Ginnie Mae II Pool 6.5% 1/20/2032	384	400
Ginnie Mae II Pool 6.5% 11/20/2031	1,653	1,721
Ginnie Mae II Pool 6.5% 2/1/2056 (d)	35,825,000	36,986,371
Ginnie Mae II Pool 6.5% 3/1/2056 (d)	35,825,000	37,059,283
Ginnie Mae II Pool 6.5% 3/20/2031	2,084	2,161
Ginnie Mae II Pool 6.5% 4/20/2031	239	248
Ginnie Mae II Pool 6.5% 6/20/2031	223	231
Ginnie Mae II Pool 6.5% 7/20/2031	288	299
Ginnie Mae II Pool 6.5% 8/20/2031	271	281
Ginnie Mae II Pool 7% 2/20/2032	12,189	12,707
Ginnie Mae II Pool 7% 3/20/2032	6,023	6,286
Uniform Mortgage Backed Securities 2% 1/1/2056 (d)	411,850,000	332,729,744
Uniform Mortgage Backed Securities 2% 2/1/2056 (d)	170,450,000	137,684,976
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (d)	17,850,000	15,085,342
Uniform Mortgage Backed Securities 3% 1/1/2056 (d)	42,875,000	37,894,130
Uniform Mortgage Backed Securities 3% 2/1/2056 (d)	42,875,000	37,867,333
Uniform Mortgage Backed Securities 3.5% 2/1/2056 (d)	1,450,000	1,334,963
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (d)	95,575,000	93,278,964
Uniform Mortgage Backed Securities 5% 1/1/2041 (d)	158,600,000	160,644,449
Uniform Mortgage Backed Securities 5% 1/1/2056 (d)	22,000,000	21,945,000
Uniform Mortgage Backed Securities 5% 2/1/2041 (d)	169,225,000	171,346,912
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (d)	397,550,000	403,093,954
Uniform Mortgage Backed Securities 5.5% 2/1/2056 (d)	157,350,000	159,396,777
Uniform Mortgage Backed Securities 6% 1/1/2056 (d)	490,700,000	503,753,405
Uniform Mortgage Backed Securities 6% 2/1/2056 (d)	335,975,000	344,728,728
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (d)	78,725,000	81,797,117
TOTAL UNITED STATES		8,441,090,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,578,199,428)		8,441,090,911

U.S. Treasury Obligations - 50.3%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	66,357,420
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	733,544,000	420,211,825
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	388,784,500
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	271,460,000	199,968,463
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	485,600,000	410,332,000
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	156,565,500
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	155,317,500
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	129,398,000	112,207,274
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	462,360,572
US Treasury Bonds 4.25% 2/15/2054 (g)	4.36 to 4.53	1,126,475,000	1,018,403,805
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	110,733,000	100,118,203
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	76,570,000	75,032,618
US Treasury Bonds 4.625% 11/15/2055	4.79	81,000,000	78,038,438
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	192,000,000	184,912,500
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	281,659,000	276,773,977
US Treasury Bonds 4.75% 8/15/2055	4.69 to 4.92	180,900,000	177,847,313
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	700,478,000	707,263,881
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	27,148,500	25,779,281
US Treasury Notes 2.375% 3/31/2029	2.43 to 2.67	504,000,000	485,572,500
US Treasury Notes 2.625% 7/31/2029	2.80	273,317,000	264,327,434
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	813,762,000	758,546,979
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	719,979,963
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	447,035,743
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	457,637,544
US Treasury Notes 3.5% 4/30/2030	3.65	528,900,000	525,077,872
US Treasury Notes 3.625% 8/31/2029	3.49	153,000,000	152,976,094
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	251,500,000	250,605,995
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	602,910,000
US Treasury Notes 3.75% 10/31/2032	3.95	177,500,000	175,530,859
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	514,100,000	515,365,169
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	544,293,866
US Treasury Notes 3.75% 8/31/2031	3.59	660,000,000	657,808,595
US Treasury Notes 3.875% 6/30/2030	3.99	297,500,000	299,742,870
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	1,134,063,000	1,124,627,244
US Treasury Notes 3.875% 8/15/2034	4.27 to 4.28	232,400,000	228,950,324
US Treasury Notes 4% 11/15/2035	4.14	383,000,000	377,494,375
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	313,000,000	315,029,611
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,627,198,825
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	392,000,000	394,051,877
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	583,443,450
US Treasury Notes 4.125% 11/15/2032	3.73 to 3.75	825,807,000	835,258,617
US Treasury Notes 4.125% 5/31/2032	4.05	8,625,000	8,741,173
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	76,224,608
US Treasury Notes 4.25% 1/31/2030	4.31	461,200,000	471,450,889
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	424,211,179
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	1,126,050,000	1,135,375,102
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	1,542,250,000	1,553,334,923
US Treasury Notes 4.375% 5/15/2034	4.10 to 4.29	18,000,000	18,394,453
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	367,170,890
US Treasury Notes 4.625% 2/15/2035	4.24	473,050,000	491,306,797
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.96	45,730,000	45,497,778
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,791,812,934)			21,951,448,668

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	3.79	1,031,791,342	1,031,997,700
Fidelity Securities Lending Cash Central Fund (o)(p)	3.77	36,238	36,241
TOTAL MONEY MARKET FUNDS (Cost $1,032,069,323)			1,032,033,941

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	34,790,000	798,480
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	29,420,000	965,680
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	7,100,000	272,463
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	9,280,000	313,008
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	32,000,000	1,075,531
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.675% and receive annually a floating rate based on US SOFR Index, expiring June 2036	6/2026	41,460,000	968,051
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	15,730,000	570,166
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	21,650,000	761,844
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	47,480,000	921,326
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	44,240,000	1,709,840
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	27,050,000	600,359
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	12,870,000	484,666
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	48,130,000	1,596,826
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	34,290,000	1,174,930

TOTAL PUT SWAPTIONS			12,213,170
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	34,790,000	630,377
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	47,480,000	864,859
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	32,000,000	976,619
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	9,280,000	283,180
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	12,870,000	347,015
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	44,240,000	1,189,781
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	7,100,000	187,367
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	29,420,000	927,987
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	34,290,000	1,037,351
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	48,130,000	1,508,483
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	21,650,000	627,026
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	27,050,000	472,242
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.675% and pay annually a floating rate based on US SOFR Index, expiring June 2036	6/2026	41,460,000	417,640
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	15,730,000	178,393

TOTAL CALL SWAPTIONS			9,648,320
TOTAL PURCHASED SWAPTIONS (Cost $27,129,412)			21,861,490

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $48,791,354,233)	47,555,620,052
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(3,936,337,837)
NET ASSETS - 100.0%	43,619,282,215

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 1/1/2056	(57,500,000)	(57,360,574)
Ginnie Mae II Pool 5.5% 1/1/2056	(345,850,000)	(349,188,248)
Ginnie Mae II Pool 5.5% 2/1/2056	(60,700,000)	(61,238,476)
Ginnie Mae II Pool 6% 1/1/2056	(304,750,000)	(310,541,499)
Ginnie Mae II Pool 6% 2/1/2056	(81,550,000)	(83,039,258)
Ginnie Mae II Pool 6.5% 2/1/2056	(35,825,000)	(36,986,371)
Uniform Mortgage Backed Securities 2% 1/1/2056	(369,650,000)	(298,636,760)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(17,700,000)	(14,958,574)
Uniform Mortgage Backed Securities 3% 1/1/2056	(42,875,000)	(37,894,130)
Uniform Mortgage Backed Securities 3.5% 1/1/2056	(1,450,000)	(1,339,494)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(95,575,000)	(93,278,964)
Uniform Mortgage Backed Securities 5% 1/1/2041	(136,525,000)	(138,284,889)
Uniform Mortgage Backed Securities 5% 1/1/2056	(33,300,000)	(33,216,750)
Uniform Mortgage Backed Securities 5.5% 1/1/2056	(369,900,000)	(375,058,367)
Uniform Mortgage Backed Securities 6% 1/1/2056	(413,875,000)	(424,884,738)
Uniform Mortgage Backed Securities 6.5% 1/1/2056	(50,100,000)	(52,055,072)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,367,962,164)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,367,559,782)		(2,367,962,164)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	494	3/2026	55,466,938	(166,321)
CBOT 2Y US Treasury Notes Contracts (United States)	3,172	3/2026	662,204,563	56,220
CBOT 5Y US Treasury Notes Contracts (United States)	5,903	3/2026	644,626,047	(1,577,429)
CBOT US Treasury Long Bond Contracts (United States)	554	3/2026	63,831,188	(454,912)
CBOT US Treasury Ultra Bond Contracts (United States)	74	3/2026	8,692,688	(44,466)

TOTAL LONG				(2,186,908)

SHORT

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	9	3/2026	982,828	2,311

TOTAL FUTURES CONTRACTS				(2,184,597)
The notional amount of long futures as a percentage of Net Assets is 3.2%.
The notional amount of short futures as a percentage of Net Assets is 0.0%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	(69,241)	(202,677)	(271,918)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	(93,502)	(153,404)	(246,906)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	(84,570)	(103,187)	(187,757)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	(53,226)	(104,608)	(157,834)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	50,097	(72,965)	(22,868)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	116,894	(176,988)	(60,094)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	580,000	96,855	(159,448)	(62,593)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	550,000	91,845	(160,092)	(68,247)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	450,000	75,146	(114,337)	(39,191)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	20,000	3,340	(5,287)	(1,947)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	590,000	98,525	(134,178)	(35,653)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	21,709	(28,771)	(7,062)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	240,000	40,078	(38,884)	1,194
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	370,000	61,787	(58,628)	3,159
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	86,648	(87,425)	(777)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	66,797	(60,555)	6,242
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,300,000	103,278	(48,907)	54,371
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,300,000	103,278	(50,312)	52,966
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	87,389	(41,942)	45,447
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	111,222	(53,381)	57,841
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	79,444	(48,810)	30,634
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,200,000	173,296	(189,666)	(16,370)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	2,000,000	308,792	(293,612)	15,180
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	61,758	(57,982)	3,776
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	46,319	(42,649)	3,670
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	12,100,000	(21,334)	2,059	(19,275)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,000,000	166,992	(170,262)	(3,270)
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,097,934	36,012	(71,112)	(35,100)

TOTAL BUY PROTECTION							1,765,628	(2,728,010)	(962,382)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	189,912	787,649	977,561
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	110,628	471,858	582,486
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,449,630	713	19,102	19,815
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	275,000	(3,155)	6,581	3,426
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(10,327)	21,676	11,349
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,100,000	(161,789)	235,490	73,701
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(27,539)	37,857	10,318
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,147)	1,268	121
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,450,000	(28,112)	36,332	8,220
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,800,000	(20,654)	48,237	27,583
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,200,000	(162,936)	240,443	77,507
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	32,000,000	(367,181)	542,235	175,054
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	13,300,000	(152,610)	171,906	19,296
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,200,000	(48,192)	47,313	(879)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	16,000,000	(183,590)	182,073	(1,517)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	3,500,000	(38,189)	38,481	292

TOTAL SELL PROTECTION							(904,168)	2,888,501	1,984,333
TOTAL CREDIT DEFAULT SWAPS							861,460	160,491	1,021,951

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	814,499,000	(876,523)	0	(876,523)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	3/2056	16,230,000	(82,551)	0	(82,551)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	3/2036	13,000,000	(55,118)	0	(55,118)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	87,264,000	(97,546)	0	(97,546)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	575,873,000	(877,533)	0	(877,533)
TOTAL INTEREST RATE SWAPS							(1,989,271)	0	(1,989,271)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $27,656,161.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,481,042.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,069,866.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,540,995,560 or 15.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Principal Only Strips represent the right to receive the monthly principal payments.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,949,578	2,791,605,132	2,277,566,426	6,629,727	45,387	(35,971)	1,031,997,700	1,031,791,342	1.9%
Fidelity Securities Lending Cash Central Fund	-	2,179,705,660	2,179,705,660	232,745	36,241	-	36,241	36,238	0.0%
Total	517,949,578	4,971,310,792	4,457,272,086	6,862,472	81,628	(35,971)	1,032,033,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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